UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 6318

CONSULTING GROUP CAPITAL MARKETS FUNDS

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31

Date of reporting period: May 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

CONSULTING GROUP CAPITAL MARKETS FUNDS

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

LARGE CAPITALIZATION GROWTH INVESTMENTS

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

SMALL CAPITALIZATION GROWTH INVESTMENTS

INTERNATIONAL EQUITY INVESTMENTS

EMERGING MARKETS EQUITY INVESTMENTS

GOVERNMENT MONEY INVESTMENTS

CORE FIXED INCOME INVESTMENTS

HIGH YIELD INVESTMENTS

MUNICIPAL BOND INVESTMENTS

INTERNATIONAL FIXED INCOME INVESTMENTS

FORM N-Q

MAY 31, 2006

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited)	May 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 0.5%
48,800	BorgWarner Inc.	$3,210,064
102,700	Lear Corp.	2,433,990
34,700	Magna International Inc., Class A Shares	2,692,373

	Total Auto Components	8,336,427

Automobiles - 0.3%
40,200	Toyota Motor Corp., Sponsored ADR	4,316,676

Hotels, Restaurants & Leisure - 1.2%
270,000	Carnival Corp.	10,775,700
207,400	McDonald’s Corp.	6,879,458

	Total Hotels, Restaurants & Leisure	17,655,158

Household Durables - 1.2%
186,700	Stanley Works	9,064,285
107,100	Whirlpool Corp.	9,630,432

	Total Household Durables	18,694,717

Leisure Equipment & Products - 0.7%
627,800	Mattel Inc.	10,553,318

Media - 4.9%
404,645	CBS Corp., Class B Shares	10,484,352
300,100	Comcast Corp., Special Class A Shares*	9,603,200
1,233,000	DIRECTV Group Inc.*	21,651,480
1,160,800	Interpublic Group of Cos. Inc.*	11,062,424
364,500	Time Warner Inc.	6,273,045
261,000	WPP Group PLC, Sponsored ADR	16,077,600

	Total Media	75,152,101

Multiline Retail - 1.2%
389,200	Target Corp.	19,039,664

Specialty Retail - 2.7%
363,000	Home Depot Inc.	13,837,560
685,100	Limited Brands Inc.	18,607,316
216,200	Office Depot Inc.*	8,987,434

	Total Specialty Retail	41,432,310

Textiles, Apparel & Luxury Goods - 1.3%
309,600	Jones Apparel Group Inc.	10,043,424
164,600	V.F. Corp.	10,358,278

	Total Textiles, Apparel & Luxury Goods	20,401,702

	TOTAL CONSUMER DISCRETIONARY	215,582,073

CONSUMER STAPLES - 10.5%
Beverages - 1.9%
242,000	Anheuser-Busch Cos. Inc.	11,044,880
419,200	Coca-Cola Co.	18,457,376

	Total Beverages	29,502,256

Food & Staples Retailing - 1.6%
355,000	CVS Corp.	9,904,500
309,400	Kroger Co.	6,222,034
220,500	Safeway Inc.	5,199,390
82,100	SUPERVALU Inc.	2,394,036

	Total Food & Staples Retailing	23,719,960

Food Products - 2.2%
982,000	ConAgra Foods Inc.	22,193,200
72,900	Kellogg Co.	3,433,590

See Notes to Schedules of Investments.

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	VALUE
Food Products - 2.2% (continued)
549,000	Tyson Foods Inc., Class A Shares	$8,789,490

	Total Food Products	34,416,280

Household Products - 1.5%
104,700	Clorox Co.	6,615,993
179,400	Kimberly-Clark Corp.	10,884,198
105,900	Procter & Gamble Co.	5,745,075

	Total Household Products	23,245,266

Tobacco - 3.3%
546,200	Altria Group Inc.	39,517,570
101,000	Reynolds American Inc.	11,103,940

	Total Tobacco	50,621,510

	TOTAL CONSUMER STAPLES	161,505,272

ENERGY - 13.0%
Energy Equipment & Services - 3.1%
329,000	BJ Services Co.	12,057,850
362,600	GlobalSantaFe Corp.	21,803,138
160,000	Halliburton Co.	11,934,400
34,900	Noble Corp.	2,426,597

	Total Energy Equipment & Services	48,221,985

Oil, Gas & Consumable Fuels - 9.9%
197,800	Anadarko Petroleum Corp.	9,824,726
105,500	BP PLC, Sponsored ADR	7,458,850
668,400	Chevron Corp.	39,963,636
235,300	ConocoPhillips	14,892,137
492,300	El Paso Corp.	7,665,111
330,300	Exxon Mobil Corp.	20,118,573
285,100	Marathon Oil Corp.	21,396,755
129,900	Occidental Petroleum Corp.	12,871,791
99,700	PetroChina Co., Ltd., Sponsored ADR	10,827,420
82,200	Petroleo Brasileiro SA, Sponsored ADR	7,139,070

	Total Oil, Gas & Consumable Fuels	152,158,069

	TOTAL ENERGY	200,380,054

FINANCIALS - 24.4%
Capital Markets - 1.5%
8,400	Goldman Sachs Group Inc.	1,267,980
170,400	Merrill Lynch & Co. Inc.	12,338,664
154,400	Morgan Stanley	9,205,328

	Total Capital Markets	22,811,972

Commercial Banks - 4.9%
482,100	KeyCorp	17,220,612
133,000	National City Corp.	4,905,040
554,800	Regions Financial Corp.	18,779,980
83,400	SunTrust Banks Inc.	6,314,214
465,000	U.S. Bancorp	14,354,550
249,250	Wachovia Corp.	13,334,875

	Total Commercial Banks	74,909,271

Diversified Financial Services - 4.8%
817,000	Bank of America Corp.	39,542,800
308,000	ING Groep NV, Sponsored ADR	12,076,680
536,000	JPMorgan Chase & Co.	22,855,040

	Total Diversified Financial Services	74,474,520

Insurance - 8.5%
72,800	ACE Ltd.	3,768,856
511,200	Allstate Corp.	28,121,112
179,800	American International Group Inc.	10,931,840

See Notes to Schedules of Investments.

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	VALUE
Insurance - 8.5% (continued)
400,000	Assured Guaranty Ltd.	$9,964,000
520,000	Conseco Inc.*	12,526,800
97,500	Genworth Financial Inc., Class A Shares	3,265,275
55,600	Hartford Financial Services Group Inc.	4,889,464
182,900	Lincoln National Corp.	10,275,322
245,000	MBIA Inc.	13,996,850
143,000	MetLife Inc.	7,360,210
43,600	RenaissanceRe Holdings Ltd.	1,964,180
395,200	St. Paul Travelers Cos. Inc.	17,396,704
106,100	XL Capital Ltd., Class A Shares	6,714,008

	Total Insurance	131,174,621

Real Estate Investment Trusts (REITs) - 0.6%
264,700	Duke Realty Corp.	8,983,918

Thrifts & Mortgage Finance - 4.1%
221,900	Fannie Mae	11,039,525
308,300	Freddie Mac	18,510,332
728,200	Washington Mutual Inc.	33,431,662

	Total Thrifts & Mortgage Finance	62,981,519

	TOTAL FINANCIALS	375,335,821

HEALTH CARE - 10.0%
Health Care Equipment & Supplies - 0.6%
485,000	Boston Scientific Corp.*	10,029,800

Health Care Providers & Services - 2.1%
160,000	CIGNA Corp.	14,838,400
393,000	HCA Inc.	17,468,850

	Total Health Care Providers & Services	32,307,250

Pharmaceuticals - 7.3%
79,700	Eli Lilly & Co.	4,115,708
204,600	GlaxoSmithKline PLC, Sponsored ADR	11,314,380
727,600	Merck & Co. Inc.	24,221,804
1,880,900	Pfizer Inc.	44,502,094
312,000	Sanofi-Aventis, ADR	14,748,240
284,000	Wyeth	12,990,160

	Total Pharmaceuticals	111,892,386

	TOTAL HEALTH CARE	154,229,436

INDUSTRIALS - 6.5%
Aerospace & Defense - 0.6%
81,000	Boeing Co.	6,743,250
44,100	Northrop Grumman Corp.	2,852,388

	Total Aerospace & Defense	9,595,638

Building Products - 0.7%
24,400	American Standard Cos. Inc.	1,036,756
309,900	Masco Corp.	9,613,098

	Total Building Products	10,649,854

Commercial Services & Supplies - 1.6%
880,000	Cendant Corp.	14,229,600
53,800	Deluxe Corp.	1,156,162
265,800	R.R. Donnelley & Sons Co.	8,553,444

	Total Commercial Services & Supplies	23,939,206

Electrical Equipment - 0.0%
13,925	Hubbell Inc., Class B Shares	701,124

Industrial Conglomerates - 1.2%
401,900	General Electric Co.	13,769,094

See Notes to Schedules of Investments.

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	VALUE
Industrial Conglomerates - 1.2% (continued)
52,100	Textron Inc.	$4,737,453

	Total Industrial Conglomerates	18,506,547

Machinery - 1.9%
233,200	Eaton Corp.	17,149,528
258,000	Illinois Tool Works Inc.	12,809,700

	Total Machinery	29,959,228

Road & Rail - 0.5%
110,600	CSX Corp.	7,401,352

	TOTAL INDUSTRIALS	100,752,949

INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 0.4%
73,900	ADC Telecommunications Inc.*	1,324,288
156,700	Cisco Systems Inc.*	3,083,856
185,500	Tellabs Inc.*	2,652,650

	Total Communications Equipment	7,060,794

Computers & Peripherals - 2.1%
210,000	Diebold Inc.	8,927,100
200,000	EMC Corp.*	2,560,000
317,200	Hewlett-Packard Co.	10,270,936
472,500	Seagate Technology*	11,032,875

	Total Computers & Peripherals	32,790,911

Electronic Equipment & Instruments - 1.0%
518,222	Flextronics International Ltd.*	5,835,180
182,520	Sanmina-SCI Corp.*	857,844
1,397,977	Solectron Corp.*	4,976,798
98,150	Tech Data Corp.*	3,562,845

	Total Electronic Equipment & Instruments	15,232,667

IT Services - 2.3%
192,500	Electronic Data Systems Corp.	4,720,100
410,000	First Data Corp.	18,905,100
256,000	MasterCard Inc., Class A*	11,504,640

	Total IT Services	35,129,840

Semiconductors & Semiconductor Equipment - 1.4%
1,455,000	Infineon Technologies AG, ADR*	16,543,350
248,400	Intel Corp.	4,476,168

	Total Semiconductors & Semiconductor Equipment	21,019,518

Software - 2.3%
530,000	Cadence Design Systems Inc.*	9,561,200
1,122,300	Microsoft Corp.	25,420,095

	Total Software	34,981,295

	TOTAL INFORMATION TECHNOLOGY	146,215,025

MATERIALS - 1.3%
Chemicals - 1.0%
205,500	Dow Chemical Co.	8,193,285
328,300	Lyondell Chemical Co.	7,944,860

	Total Chemicals	16,138,145

Containers & Packaging - 0.3%
108,400	Owens-Illinois, Inc.*	1,842,800
196,800	Smurfit-Stone Container Corp.*	2,355,696

	Total Containers & Packaging	4,198,496

	TOTAL MATERIALS	20,336,641

See Notes to Schedules of Investments.

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	VALUE
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 2.4%
1,033,334	AT&T Inc.	$26,928,684
13,575	Embarq Corp.*	565,670
296,400	Verizon Communications Inc.	9,250,644

	Total Diversified Telecommunication Services	36,744,998

Wireless Telecommunication Services - 1.3%
155,400	ALLTEL Corp.	9,611,490
170,100	Crown Castle International Corp.*	5,404,077
271,500	Sprint Nextel Corp.	5,758,515

	Total Wireless Telecommunication Services	20,774,082

	TOTAL TELECOMMUNICATION SERVICES	57,519,080

UTILITIES - 3.8%
Electric Utilities - 1.7%
207,263	American Electric Power Co. Inc.	7,102,903
123,200	Entergy Corp.	8,637,552
254,400	Progress Energy Inc.	10,694,976

	Total Electric Utilities	26,435,431

Multi-Utilities - 2.1%
224,900	DTE Energy Co.	9,090,458
211,800	KeySpan Corp.	8,478,354
196,500	Sempra Energy	8,836,605
148,000	Wisconsin Energy Corp.	5,900,760

	Total Multi-Utilities	32,306,177

	TOTAL UTILITIES	58,741,608

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $1,308,149,247)	1,490,597,959

FACE AMOUNT
SHORT-TERM INVESTMENT - 3.2%
Repurchase Agreement - 3.2%
$48,915,000	State Street Bank & Trust Co., dated 5/31/06, 4.450% due 6/1/06; Proceeds at maturity - $48,921,046; (Fully collateralized by U.S. Treasury Obligations, 2.375% to 6.250% due 8/15/06 to 8/15/23; Market value - $49,908,208) (Cost - $48,915,000)	48,915,000

	TOTAL INVESTMENTS - 99.9% (Cost - $1,357,064,247#)	1,539,512,959
	Other Assets in Excess of Liabilities - 0.1%	2,309,747

	TOTAL NET ASSETS - 100.0%	$1,541,822,706

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	— American Depositary Receipt

See Notes to Schedules of Investments.

LARGE CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 17.5%
Diversified Consumer Services - 1.4%
420,600	Apollo Group Inc., Class A Shares*	$22,001,586

Hotels, Restaurants & Leisure - 4.6%
740,400	Hilton Hotels Corp.	20,331,384
1,458,800	Starbucks Corp.*	52,006,220

	Total Hotels, Restaurants & Leisure	72,337,604

Household Durables - 0.9%
523,100	Newell Rubbermaid Inc.	13,841,226

Internet & Catalog Retail - 4.5%
463,200	Amazon.com Inc.*	16,031,352
1,665,216	eBay Inc.*	54,635,737

	Total Internet & Catalog Retail	70,667,089

Media - 2.0%
87,700	Getty Images Inc.*	5,759,259
831,990	Walt Disney Co.	25,375,695

	Total Media	31,134,954

Multiline Retail - 0.7%
221,800	Kohl’s Corp.*	11,908,442

Specialty Retail - 3.4%
296,050	Bed Bath & Beyond Inc.*	10,412,079
353,000	Home Depot Inc.	13,456,360
343,330	Lowe’s Cos. Inc.	21,382,592
248,660	Williams-Sonoma Inc.	8,989,059

	Total Specialty Retail	54,240,090

	TOTAL CONSUMER DISCRETIONARY	276,130,991

CONSUMER STAPLES - 1.9%
Food & Staples Retailing - 1.9%
738,993	Walgreen Co.	30,003,116

ENERGY - 8.0%
Energy Equipment & Services - 2.8%
172,200	National-Oilwell Varco Inc.*	11,375,532
508,890	Schlumberger Ltd.	33,367,917

	Total Energy Equipment & Services	44,743,449

Oil, Gas & Consumable Fuels - 5.2%
181,080	Apache Corp.	11,748,471
226,900	ConocoPhillips	14,360,501
81,800	CONSOL Energy Inc.	7,218,850
162,400	Occidental Petroleum Corp.	16,092,216
281,100	Peabody Energy Corp.	17,523,774
175,800	Suncor Energy Inc.	14,262,654

	Total Oil, Gas & Consumable Fuels	81,206,466

	TOTAL ENERGY	125,949,915

FINANCIALS - 10.7%
Capital Markets - 1.5%
540,500	Charles Schwab Corp.	9,004,730
207,600	Merrill Lynch & Co. Inc.	15,032,316

	Total Capital Markets	24,037,046

Commercial Banks - 0.9%
347,660	Commerce Bancorp Inc.	13,659,561

Consumer Finance - 1.6%
224,496	American Express Co.	12,203,603

See Notes to Schedules of Investments.

LARGE CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	VALUE
Consumer Finance - 1.6% (continued)
259,100	SLM Corp.	$13,929,216

	Total Consumer Finance	26,132,819

Diversified Financial Services - 2.9%
53,500	Chicago Mercantile Exchange	23,609,550
118,400	IntercontinentalExchange Inc.*	6,594,880
306,500	Moody’s Corp.	16,029,950

	Total Diversified Financial Services	46,234,380

Insurance - 2.7%
88,590	AFLAC Inc.	4,146,012
92,100	American International Group Inc.	5,599,680
1,183,520	Progressive Corp.	32,369,272

	Total Insurance	42,114,964

Thrifts & Mortgage Finance - 1.1%
444,585	Countrywide Financial Corp.	17,018,714

	TOTAL FINANCIALS	169,197,484

HEALTH CARE - 25.1%
Biotechnology - 10.4%
110,025	Amgen Inc.*	7,436,590
390,620	Biogen Idec Inc.*	18,214,611
817,400	Celgene Corp.*	33,881,230
633,900	Genentech Inc.*	52,588,344
698,490	Genzyme Corp.*	41,560,155
169,350	Gilead Sciences Inc.*	9,708,835

	Total Biotechnology	163,389,765

Health Care Equipment & Supplies - 6.0%
297,200	Fisher Scientific International Inc.*	22,067,100
69,200	Intuitive Surgical Inc.*	7,701,268
511,014	Medtronic Inc.	25,801,097
276,000	Stryker Corp.	12,116,400
401,000	Varian Medical Systems Inc.*	18,806,900
134,650	Zimmer Holdings Inc.*	8,153,057

	Total Health Care Equipment & Supplies	94,645,822

Health Care Providers & Services - 2.1%
224,280	Aetna Inc.	8,625,809
395,600	Omnicare Inc.	18,340,016
191,440	Patterson Cos. Inc.*	6,556,820

	Total Health Care Providers & Services	33,522,645

Pharmaceuticals - 6.6%
214,900	Abraxis BioScience Inc.*	6,154,736
194,800	Allergan Inc.	18,470,936
1,234,400	Elan Corp. PLC, Sponsored ADR*	23,219,064
504,700	Schering-Plough Corp.	9,619,582
303,400	Shire PLC, ADR	13,407,246
652,700	Teva Pharmaceutical Industries Ltd., Sponsored ADR	23,764,807
225,000	Wyeth	10,291,500

	Total Pharmaceuticals	104,927,871

	TOTAL HEALTH CARE	396,486,103

INDUSTRIALS - 5.9%
Air Freight & Logistics - 1.5%
116,895	Expeditors International of Washington Inc.	11,508,313
160,900	United Parcel Service Inc., Class B Shares	12,960,495

	Total Air Freight & Logistics	24,468,808

Commercial Services & Supplies - 0.4%
158,500	Iron Mountain Inc.*	5,854,990

See Notes to Schedules of Investments.

LARGE CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	VALUE
Industrial Conglomerates - 1.3%
602,040	General Electric Co.	$20,625,890

Machinery - 0.7%
201,600	ITT Industries Inc.	10,513,440

Road & Rail - 2.0%
271,900	Canadian Pacific Railway Ltd.	14,220,370
327,100	Norfolk Southern Corp.	17,257,796

	Total Road & Rail	31,478,166

	TOTAL INDUSTRIALS	92,941,294

INFORMATION TECHNOLOGY - 24.4%
Communications Equipment - 4.6%
634,400	Avaya Inc.*	7,492,264
189,080	Cisco Systems Inc.*	3,721,095
524,800	Corning Inc.*	12,726,400
334,100	Nokia Oyj, Sponsored ADR	7,173,127
904,010	QUALCOMM Inc.	40,870,292

	Total Communications Equipment	71,983,178

Computers & Peripherals - 3.4%
205,300	Apple Computer Inc.*	12,270,781
389,700	Dell Inc.*	9,890,586
153,500	International Business Machines Corp.	12,264,650
610,340	Network Appliance Inc.*	19,530,880

	Total Computers & Peripherals	53,956,897

Internet Software & Services - 7.6%
204,750	Google Inc., Class A Shares*	76,130,145
1,406,515	Yahoo! Inc.*	44,431,809

	Total Internet Software & Services	120,561,954

IT Services - 0.3%
64,400	Infosys Technologies Ltd., Sponsored ADR	4,546,640

Semiconductors & Semiconductor Equipment - 3.5%
704,300	Applied Materials Inc.	11,909,713
705,470	Maxim Integrated Products Inc.	21,679,093
451,100	Micron Technology Inc.*	7,470,216
518,040	Xilinx Inc.	13,469,040

	Total Semiconductors & Semiconductor Equipment	54,528,062

Software - 5.0%
278,035	Adobe Systems Inc.*	7,960,142
133,815	Electronic Arts Inc.*	5,629,597
242,900	Mercury Interactive Corp.*	8,598,660
696,710	Microsoft Corp.	15,780,481
1,392,600	Oracle Corp.*	19,802,772
512,800	Red Hat Inc.*	13,445,616
267,290	Salesforce.com Inc.*	7,887,728

	Total Software	79,104,996

	TOTAL INFORMATION TECHNOLOGY	384,681,727

MATERIALS - 2.5%
Chemicals - 1.5%
269,250	Ecolab Inc.	10,422,667
257,600	Praxair Inc.	13,575,520

	Total Chemicals	23,998,187

Metals & Mining - 1.0%
182,000	Phelps Dodge Corp.	15,595,580

	TOTAL MATERIALS	39,593,767

See Notes to Schedules of Investments.

LARGE CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	VALUE
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
334,200	America Movil SA de CV, Series L Shares, ADR	$10,914,972

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $1,240,135,036)	1,525,899,369

FACE AMOUNT
SHORT-TERM INVESTMENT - 3.8%
Repurchase Agreement - 3.8%
$60,430,000	State Street Bank & Trust Co., dated 5/31/06, 4.450% due 6/1/06; Proceeds at maturity - $60,437,470; (Fully collateralized by U.S. Treasury Note, 2.375% due 8/15/06; Market value $61,651,657) (Cost - $60,430,000)	60,430,000

	TOTAL INVESTMENTS - 100.5% (Cost - $1,300,565,036#)	1,586,329,369
	Liabilities in Excess of Other Assets - (0.5)%	(7,985,053)

	TOTAL NET ASSETS - 100.0%	$1,578,344,316

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedules of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.5%
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 1.2%
74,800	ArvinMeritor Inc.	$1,254,396
679,958	Hayes Lemmerz International Inc.*	1,740,693
54,088	Modine Manufacturing Co.	1,271,068

	Total Auto Components	4,266,157

Automobiles - 1.2%
324,800	Fleetwood Enterprises Inc.*	3,053,120
21,900	Thor Industries Inc.	1,052,952

	Total Automobiles	4,106,072

Diversified Consumer Services - 0.2%
105,900	Service Corporation International	846,141

Hotels, Restaurants & Leisure - 1.6%
26,600	Applebee’s International Inc.	537,852
24,600	CEC Entertainment Inc.*	820,656
82,600	CKE Restaurants Inc.	1,385,202
82,900	Vail Resorts Inc.*	2,980,255

	Total Hotels, Restaurants & Leisure	5,723,965

Household Durables - 0.7%
47,600	American Greetings Corp., Class A Shares	1,070,524
23,200	Furniture Brands International Inc.	499,264
11,200	KB HOME	573,440
24,800	WCI Communities Inc.*	525,512

	Total Household Durables	2,668,740

Internet & Catalog Retail - 0.2%
45,400	Insight Enterprises Inc.*	823,556

Leisure Equipment & Products - 0.8%
118,598	Arctic Cat Inc.	2,175,087
87,200	Sturm Ruger & Co. Inc.	536,280

	Total Leisure Equipment & Products	2,711,367

Media - 0.4%
29,500	Belo Corp., Class A Shares	509,760
15,000	Meredith Corp.	750,750

	Total Media	1,260,510

Multiline Retail - 0.4%
36,900	Dollar Tree Stores Inc.*	975,267
32,900	Tuesday Morning Corp.	528,703

	Total Multiline Retail	1,503,970

Specialty Retail - 3.0%
36,800	AnnTaylor Stores Corp.*	1,415,328
35,600	Borders Group Inc.	739,056
111,750	Cato Corp., Class A Shares	2,636,182
161,500	Charlotte Russe Holding Inc.*	3,428,645
31,100	Cost Plus, Inc.*	469,921
14,600	Lenox Group Inc.*	148,336
22,650	Stage Stores Inc.	737,258
43,600	Zale Corp.*	1,023,728

	Total Specialty Retail	10,598,454

Textiles, Apparel & Luxury Goods - 2.5%
37,150	Brown Shoe Co. Inc.	1,306,937
25,200	K-Swiss Inc., Class A Shares	664,776
64,000	Kellwood Co.	1,996,160
19,500	Kenneth Cole Productions Inc., Class A Shares	479,115
75,200	Russell Corp.	1,372,400

See Notes to Schedules of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	VALUE
Textiles, Apparel & Luxury Goods - 2.5% (continued)
73,500	Skechers USA Inc., Class A Shares*	$1,974,210
38,800	Wolverine World Wide Inc.	890,072

	Total Textiles, Apparel & Luxury Goods	8,683,670

	TOTAL CONSUMER DISCRETIONARY	43,192,602

CONSUMER STAPLES - 7.6%
Beverages - 1.3%
36,800	Constellation Brands Inc., Class A Shares*	908,960
261,800	Cott Corp.*	3,790,864

	Total Beverages	4,699,824

Food & Staples Retailing - 1.3%
60,800	Ruddick Corp.	1,425,152
108,500	Smart & Final Inc.*	1,860,775
37,400	Weis Markets Inc.	1,497,496

	Total Food & Staples Retailing	4,783,423

Food Products - 4.1%
12,100	Bunge Ltd.	684,860
62,800	Chiquita Brands International Inc.	898,668
49,500	Corn Products International Inc.	1,320,660
91,400	Del Monte Foods Co.	1,082,176
66,900	Fresh Del Monte Produce Inc.	1,170,081
34,269	J.M. Smucker Co.	1,420,793
33,600	Lancaster Colony Corp.	1,309,392
51,100	Pilgrim’s Pride Corp.	1,381,233
41,100	Sanderson Farms Inc.	1,258,482
126,800	Tootsie Roll Industries, Inc.	3,845,844

	Total Food Products	14,372,189

Household Products - 0.5%
50,100	WD-40 Co.	1,629,753

Tobacco - 0.4%
39,700	Universal Corp.	1,463,342

	TOTAL CONSUMER STAPLES	26,948,531

ENERGY - 10.2%
Energy Equipment & Services - 3.2%
127,800	Grey Wolf Inc.*	977,670
600,300	Input/Output Inc.*	5,798,898
29,000	Tidewater Inc.	1,470,880
17,900	Todco, Class A Shares	790,643
41,900	W-H Energy Services Inc.*	2,360,646

	Total Energy Equipment & Services	11,398,737

Oil, Gas & Consumable Fuels - 7.0%
41,000	Alpha Natural Resources Inc.*	883,960
16,400	Arch Coal Inc.	793,104
21,000	Berry Petroleum Co., Class A Shares	1,304,100
32,750	Cabot Oil & Gas Corp.	1,436,742
42,600	Energy Partners Ltd.*	903,120
41,000	Frontline Ltd.	1,343,570
40,500	General Maritime Corp.	1,260,360
22,800	Holly Corp.	1,902,204
32,600	Massey Energy Co.	1,216,632
17,700	Newfield Exploration Co.*	756,321
25,700	Penn Virginia Corp.	1,745,030
57,600	Range Resources Corp.	1,491,840
1,980	Ship Finance International Ltd.	33,660
39,700	St. Mary Land & Exploration Co.	1,551,873
38,900	Teekay Shipping Corp.	1,449,025
7,800	Tesoro Corp.	531,258
43,100	W&T Offshore Inc.	1,653,747

See Notes to Schedules of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 7.0% (continued)
34,700	Western Gas Resources Inc.	$1,700,647
86,800	Western Refining Inc.	1,553,720
31,500	Whiting Petroleum Corp.*	1,192,275

	Total Oil, Gas & Consumable Fuels	24,703,188

	TOTAL ENERGY	36,101,925

FINANCIALS - 16.7%
Commercial Banks - 6.4%
44,600	AMCORE Financial Inc.	1,344,690
53,900	BancorpSouth Inc.	1,402,478
26,600	Bank of Hawaii Corp.	1,349,418
36,600	Boston Private Financial Holdings Inc.	1,098,000
80,500	Colonial BancGroup Inc.	2,146,130
17,400	First Midwest Bancorp Inc.	611,784
39,600	First Republic Bank	1,663,992
36,800	Greater Bay Bancorp	1,097,008
13,900	Independent Bank Corp., (Massachusetts)	442,437
22,100	NBT Bancorp Inc.	487,305
62,799	Old National Bancorp	1,204,485
322,300	Oriental Financial Group Inc.	4,002,966
78,799	Provident Bankshares Corp.	2,780,029
68,200	Republic Bancorp Inc.	741,334
33,250	Sterling Financial Corp. of Spokane	998,830
57,000	Susquehanna Bancshares Inc.	1,301,880

	Total Commercial Banks	22,672,766

Consumer Finance - 0.5%
110,500	Advance America Cash Advance Centers Inc.	1,674,075

Insurance - 4.0%
113,700	American Equity Investment Life Holding Co.	1,483,785
47,100	AmerUs Group Co.	2,738,394
28,100	Delphi Financial Group, Class A Shares	1,485,647
21,700	Harleysville Group Inc.	600,873
63,700	Infinity Property & Casualty Corp.	2,714,894
20,600	LandAmerica Financial Group Inc.	1,378,552
33,900	Platinum Underwriters Holdings Ltd.	913,266
72,000	Scottish Re Group Ltd.	1,398,240
42,900	W.R. Berkley Corp.	1,474,473

	Total Insurance	14,188,124

Real Estate Investment Trusts (REITs) - 4.4%
51,500	Ashford Hospitality Trust Inc.	615,425
44,864	Brandywine Realty Trust	1,301,953
15,400	Camden Property Trust	1,099,560
37,800	CBL & Associates Properties Inc.	1,414,098
28,400	Education Realty Trust Inc.	400,440
65,800	Equity One Inc.	1,460,760
38,900	First Industrial Realty Trust Inc.	1,439,300
45,900	Healthcare Realty Trust Inc.	1,499,094
62,200	Highland Hospitality Corp.	752,620
123,600	HRPT Properties Trust	1,379,376
72,600	Nationwide Health Properties Inc.	1,523,874
58,800	New Plan Excel Realty Trust Inc.	1,388,268
28,900	Reckson Associates Realty Corp.	1,110,916

	Total Real Estate Investment Trusts (REITs)	15,385,684

Thrifts & Mortgage Finance - 1.4%
41,000	BankUnited Financial Corp., Class A Shares	1,271,820
22,600	MAF Bancorp Inc.	978,354
24,100	Triad Guaranty Inc.*	1,304,533

See Notes to Schedules of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	VALUE
Thrifts & Mortgage Finance - 1.4% (continued)
60,150	Washington Federal Inc.	$1,379,841

	Total Thrifts & Mortgage Finance	4,934,548

	TOTAL FINANCIALS	58,855,197

HEALTH CARE - 6.1%
Health Care Equipment & Supplies - 3.5%
77,400	Arrow International Inc.	2,495,376
30,400	Diagnostic Products Corp.	1,754,688
42,200	Invacare Corp.	1,195,104
38,100	STERIS Corp.	866,775
190,400	Viasys Healthcare Inc.*	4,796,176
40,300	West Pharmaceutical Services Inc.	1,371,006

	Total Health Care Equipment & Supplies	12,479,125

Health Care Providers & Services - 2.5%
124,300	AMN Healthcare Services Inc.*	2,446,224
23,400	Community Health Systems Inc.*	882,180
78,400	Owens & Minor Inc.	2,328,480
25,400	Pediatrix Medical Group Inc.*	1,173,226
28,900	PRA International*	724,523
22,600	Universal Health Services Inc., Class B Shares	1,147,176

	Total Health Care Providers & Services	8,701,809

Pharmaceuticals - 0.1%
20,340	Par Pharmaceutical Cos. Inc.*	466,803

	TOTAL HEALTH CARE	21,647,737

INDUSTRIALS - 17.5%
Aerospace & Defense - 0.4%
42,600	Curtiss-Wright Corp.	1,439,880

Airlines - 0.6%
90,700	SkyWest Inc.	2,106,961

Building Products - 2.9%
31,500	Griffon Corp.*	854,910
137,800	Lennox International Inc.	3,921,788
157,300	Trex Co. Inc.*	4,270,695
15,700	Universal Forest Products Inc.	1,031,961

	Total Building Products	10,079,354

Commercial Services & Supplies - 5.5%
85,300	ABM Industries Inc.	1,479,955
29,300	Banta Corp.	1,449,178
287,100	Bowne & Co. Inc.	4,162,950
28,500	Brink’s Co.	1,566,075
53,600	Casella Waste Systems Inc., Class A Shares*	836,160
70,400	Ennis Inc.	1,374,208
93,050	Herman Miller Inc.	2,718,921
17,400	United Stationers Inc.*	807,708
143,400	Viad Corp.	4,400,946
14,700	YRC Worldwide Inc.*	579,768

	Total Commercial Services & Supplies	19,375,869

Construction & Engineering - 0.1%
17,900	Insituform Technologies Inc., Class A Shares*	458,240

Electrical Equipment - 0.8%
34,200	Acuity Brands Inc.	1,364,580
29,200	Regal-Beloit Corp.	1,399,556

	Total Electrical Equipment	2,764,136

Industrial Conglomerates - 0.2%
14,800	Walter Industries Inc.	860,768

See Notes to Schedules of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	VALUE
Machinery - 5.3%
34,500	Albany International Corp., Class A Shares	$1,378,620
33,000	Barnes Group Inc.	1,362,570
44,300	Briggs & Stratton Corp.	1,435,320
61,500	Crane Co.	2,471,070
32,800	Harsco Corp.	2,657,456
29,800	Kaydon Corp.	1,243,554
25,500	Kennametal Inc.	1,524,900
31,000	Lincoln Electric Holdings Inc.	1,703,760
68,000	Mueller Industries Inc.	2,220,200
25,000	Mueller Water Products Inc., Class A*	432,000
12,800	Valmont Industries Inc.	613,120
52,700	Wabtec Corp.	1,842,919

	Total Machinery	18,885,489

Marine - 0.8%
26,700	Alexander & Baldwin Inc.	1,208,175
21,000	Kirby Corp.*	1,577,730

	Total Marine	2,785,905

Road & Rail - 0.9%
33,300	Arkansas Best Corp.	1,372,293
13,500	SCS Transportation Inc.*	330,345
76,300	Werner Enterprises Inc.	1,485,561

	Total Road & Rail	3,188,199

	TOTAL INDUSTRIALS	61,944,801

INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 3.2%
159,300	Belden CDT Inc.	5,070,519
43,800	CommScope Inc.*	1,280,274
346,800	MasTec Inc.*	4,463,316
24,400	NETGEAR Inc.*	571,204

	Total Communications Equipment	11,385,313

Computers & Peripherals - 0.8%
266,400	Brocade Communications Systems Inc.*	1,627,704
61,400	Emulex Corp.*	1,088,008

	Total Computers & Peripherals	2,715,712

Electronic Equipment & Instruments - 1.7%
60,500	Bell Microproducts Inc.*	365,420
40,000	Checkpoint Systems Inc.*	903,600
59,900	Ingram Micro Inc., Class A Shares*	1,033,874
30,300	Landauer Inc.	1,411,980
46,200	Symbol Technologies Inc.	548,394
31,700	SYNNEX Corp.*	568,698
51,500	Technitrol Inc.	1,175,230

	Total Electronic Equipment & Instruments	6,007,196

IT Services - 1.7%
52,600	Acxiom Corp.	1,240,308
178,717	Forrester Research Inc.*	4,576,942

	Total IT Services	5,817,250

Semiconductors & Semiconductor Equipment - 1.9%
155,000	Brooks Automation Inc.*	1,872,400
200,200	Cohu Inc.	3,469,466
65,300	Entegris Inc.*	632,104
18,900	International Rectifier Corp.*	841,995

	Total Semiconductors & Semiconductor Equipment	6,815,965

See Notes to Schedules of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	VALUE
Software - 0.8%
119,500	BEA Systems Inc.*	$1,620,420
32,700	QAD Inc.	230,208
46,700	Synopsys Inc.*	954,081

	Total Software	2,804,709

	TOTAL INFORMATION TECHNOLOGY	35,546,145

MATERIALS - 12.9%
Chemicals - 5.2%
19,400	Albemarle Corp.	931,200
15,800	FMC Corp.	1,020,206
35,000	Georgia Gulf Corp.	1,128,050
19,500	H.B. Fuller Co.	940,875
34,600	Lubrizol Corp.	1,398,532
187,850	Lyondell Chemical Co.	4,545,970
65,300	Methanex Corp.	1,533,244
72,300	PolyOne Corp.*	683,235
77,300	RPM International Inc.	1,440,099
70,400	Sensient Technologies Corp.	1,420,672
32,000	Spartech Corp.	734,720
22,900	Valspar Corp.	630,208
65,800	Westlake Chemical Corp.	2,054,276

	Total Chemicals	18,461,287

Construction Materials - 1.1%
33,200	Martin Marietta Materials Inc.	3,038,132
13,300	Texas Industries Inc.	651,301

	Total Construction Materials	3,689,433

Containers & Packaging - 2.5%
58,700	Crown Holdings Inc.*	946,831
39,100	Greif Inc., Class A Shares	2,478,940
524,900	Intertape Polymer Group Inc.*	3,511,581
24,800	Pactiv Corp.*	611,816
90,700	Rock-Tenn Co., Class A Shares	1,403,129

	Total Containers & Packaging	8,952,297

Metals & Mining - 2.6%
52,400	Agnico-Eagle Mines Ltd.	1,748,064
13,300	Chaparral Steel Co.*	817,019
15,800	Cleveland-Cliffs Inc.	1,163,196
67,400	Commercial Metals Co.	1,658,714
12,900	Compass Minerals International Inc.	328,692
31,500	Gibraltar Industries Inc.	877,275
178,200	IAMGOLD Corp.	1,680,426
9,500	IPSCO Inc.	898,510

	Total Metals & Mining	9,171,896

Paper & Forest Products - 1.5%
30,400	Bowater, Inc.	703,456
36,930	Potlatch Corp.	1,391,153
121,686	Schweitzer-Mauduit International Inc.	3,087,174

	Total Paper & Forest Products	5,181,783

	TOTAL MATERIALS	45,456,696

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
34,500	FairPoint Communications Inc.	465,060

UTILITIES - 5.1%
Electric Utilities - 1.2%
63,200	Cleco Corp.	1,403,672
83,900	Duquesne Light Holdings Inc.	1,361,697

See Notes to Schedules of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	VALUE
Electric Utilities - 1.2% (continued)
38,500	El Paso Electric Co.*	$742,280
27,400	Otter Tail Corp.	714,866

	Total Electric Utilities	4,222,515

Gas Utilities - 3.1%
52,400	Atmos Energy Corp.	1,406,416
43,400	Energen Corp.	1,470,392
41,300	National Fuel Gas Co.	1,478,540
38,200	Peoples Energy Corp.	1,433,264
77,800	Southwest Gas Corp.	2,264,758
65,000	UGI Corp.	1,511,900
48,100	WGL Holdings Inc.	1,385,280

	Total Gas Utilities	10,950,550

Independent Power Producers & Energy Traders - 0.1%
15,500	Black Hills Corp.	524,365

Multi-Utilities - 0.7%
37,200	PNM Resources Inc.	940,044
53,300	Vectren Corp.	1,414,049

	Total Multi-Utilities	2,354,093

	TOTAL UTILITIES	18,051,523

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $271,370,722)	348,210,217

FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.7%
Commercial Paper - 0.7%
$2,660,000	Surrey Funding Corp., 5.071% Due 6/1/06 (a) (Cost - $2,660,000)	2,660,000

Repurchase Agreement - 1.0%
3,395,000	State Street Bank & Trust Co. dated 5/31/06, 4.450% due 6/1/06, proceeds at maturity - $3,395,420; (Fully collateralized by U.S. Treasury Note, 2.375% due 8/15/06; Market value - $3,465,996) (Cost - $3,395,000)	3,395,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,055,000)	6,055,000

	TOTAL INVESTMENTS - 100.2% (Cost - $277,425,722#)	354,265,217
	Liabilities in Excess of Other Assets - (0.2)%	(712,122)

	TOTAL NET ASSETS - 100.0%	$353,553,095

*	Non-income producing security.

(a)	Rate shown represents yield to maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

SMALL CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.6%
CONSUMER DISCRETIONARY - 9.2%
Diversified Consumer Services - 1.8%
83,100	Jackson Hewitt Tax Service Inc.	$2,717,370
90,100	Laureate Education Inc.*	4,255,423

	Total Diversified Consumer Services	6,972,793

Hotels, Restaurants & Leisure - 2.4%
74,600	PF Chang’s China Bistro Inc.*	3,089,186
83,299	RARE Hospitality International Inc.*	2,561,444
37,500	Red Robin Gourmet Burgers Inc.*	1,573,125
152,941	Texas Roadhouse Inc., Class A Shares*	2,081,527

	Total Hotels, Restaurants & Leisure	9,305,282

Household Durables - 0.9%
133,100	Champion Enterprises Inc.*	1,583,890
149,500	Tempur-Pedic International Inc.*	2,057,120

	Total Household Durables	3,641,010

Internet & Catalog Retail - 1.6%
95,000	Nutri/System Inc.*	6,452,400

Specialty Retail - 2.0%
128,959	Bebe Stores Inc.	1,913,752
63,400	Christopher & Banks Corp.	1,707,996
15,700	Golf Galaxy Inc.*	271,924
85,100	Stage Stores Inc.	2,770,005
147,600	Tweeter Home Entertainment Group Inc.*	1,022,868

	Total Specialty Retail	7,686,545

Textiles, Apparel & Luxury Goods - 0.5%
50,000	Oxford Industries Inc.	2,016,000

	TOTAL CONSUMER DISCRETIONARY	36,074,030

CONSUMER STAPLES - 1.4%
Food Products - 0.9%
1,651	Aurora Foods Inc. (a)(b)*	0
130,600	Delta & Pine Land Co.	3,698,592

	Total Food Products	3,698,592

Personal Products - 0.5%
54,500	Chattem Inc.*	1,911,860

	TOTAL CONSUMER STAPLES	5,610,452

ENERGY - 12.9%
Energy Equipment & Services - 8.4%
225,600	Hanover Compressor Co.*	4,054,032
207,200	Key Energy Services Inc.*	3,491,320
95,600	NS Group Inc.*	4,772,352
81,400	Oil States International Inc.*	2,827,836
145,600	Patterson-UTI Energy Inc.	4,353,440
144,800	Pioneer Drilling Co.*	2,051,816
270,800	Superior Energy Services Inc.*	8,909,320
44,396	Weatherford International Ltd.*	2,310,368

	Total Energy Equipment & Services	32,770,484

Oil, Gas & Consumable Fuels - 4.5%
89,600	Arch Coal Inc.	4,333,056
76,500	Forest Oil Corp.*	2,496,960
76,500	Foundation Coal Holdings Inc.	3,467,745
52,800	James River Coal Co.*	1,675,344
106,300	Precision Drilling Trust	3,619,515

See Notes to Schedules of Investments.

SMALL CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 4.5% (continued)
52,199	Quicksilver Resources Inc.*	$1,830,619

	Total Oil, Gas & Consumable Fuels	17,423,239

	TOTAL ENERGY	50,193,723

FINANCIALS - 5.8%
Capital Markets - 1.4%
88,929	Apollo Investment Corp.	1,693,208
82,000	Investors Financial Services Corp.	3,586,680

	Total Capital Markets	5,279,888

Commercial Banks - 2.8%
107,500	East-West Bancorp Inc.	4,294,625
100,700	Signature Bank*	3,598,011
158,900	UCBH Holdings Inc.	2,809,352

	Total Commercial Banks	10,701,988

Diversified Financial Services - 0.4%
57,100	optionsXpress Holdings Inc.	1,645,051

Insurance - 0.7%
59,900	National Financial Partners Corp.	2,686,515

Real Estate Investment Trusts (REITs) - 0.5%
27,043	Capital Trust Inc., Class A Shares	921,084
77,700	DiamondRock Hospitality Co.	1,178,709

	Total Real Estate Investment Trusts (REITs)	2,099,793

	TOTAL FINANCIALS	22,413,235

HEALTH CARE - 24.6%
Biotechnology - 7.9%
134,300	Alexion Pharmaceuticals Inc.*	4,366,093
33,889	Cephalon Inc.*	2,023,851
94,800	Cubist Pharmaceuticals Inc.*	2,243,916
104,100	CV Therapeutics Inc.*	1,734,306
293,400	Human Genome Sciences Inc.*	3,215,664
115,000	Illumina Inc.*	3,142,950
106,800	InterMune Inc.*	1,693,848
119,200	Keryx Biopharmaceuticals Inc.*	1,704,560
74,000	Momenta Pharmaceuticals Inc.*	1,053,760
221,400	Nektar Therapeutics*	4,425,786
95,850	OSI Pharmaceuticals Inc.*	2,743,227
70,900	Vertex Pharmaceuticals Inc.*	2,446,050

	Total Biotechnology	30,794,011

Health Care Equipment & Supplies - 9.2%
41,500	Advanced Medical Optics Inc.*	1,880,780
90,100	American Medical Systems Holdings Inc.*	1,781,277
77,700	Cutera Inc.*	1,281,273
42,800	Greatbatch Inc.*	971,132
212,988	Immucor Inc.*	3,874,252
64,275	Intermagnetics General Corp.*	1,495,679
137,300	IRIS International Inc.*	1,952,406
51,600	Palomar Medical Technologies Inc.*	2,302,908
232,700	PerkinElmer Inc.	4,854,122
192,478	PolyMedica Corp.	7,389,230
234,000	Spectranetics Corp.*	3,032,640
77,700	Varian Inc.*	3,419,577
70,800	Viasys Healthcare Inc.*	1,783,452

	Total Health Care Equipment & Supplies	36,018,728

Health Care Providers & Services - 3.1%
80,400	Allscripts Healthcare Solutions, Inc.*	1,402,176
110,700	Gentiva Health Services Inc.*	1,922,859
106,800	HealthExtras Inc.*	3,208,272

See Notes to Schedules of Investments.

SMALL CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	VALUE
Health Care Providers & Services - 3.1% (continued)
103,200	Manor Care Inc.	$4,792,608
46,600	Odyssey Healthcare Inc.*	760,046

	Total Health Care Providers & Services	12,085,961

Pharmaceuticals - 4.4%
92,650	First Horizon Pharmaceutical Corp.*	1,955,842
31,600	K-V Pharmaceutical Co., Class A Shares*	640,848
182,900	Medicines Co.*	3,383,650
107,300	Medicis Pharmaceutical Corp., Class A Shares	3,199,686
297,200	MGI Pharma Inc.*	5,352,572
135,300	Nastech Pharmaceutical Co. Inc.*	1,892,847
118,300	Santarus Inc.*	824,551

	Total Pharmaceuticals	17,249,996

	TOTAL HEALTH CARE	96,148,696

INDUSTRIALS - 16.3%
Aerospace & Defense - 1.9%
78,900	AAR Corp.*	1,899,912
30,500	Argon ST Inc.*	869,555
61,000	Ceradyne Inc.*	2,663,870
60,000	Teledyne Technologies Inc.*	2,055,000

	Total Aerospace & Defense	7,488,337

Air Freight & Logistics - 0.9%
52,700	EGL Inc.*	2,375,189
36,300	Pacer International Inc.	1,071,213

	Total Air Freight & Logistics	3,446,402

Airlines - 0.9%
75,900	US Airways Group Inc.*	3,544,530

Commercial Services & Supplies - 4.9%
36,700	Corporate Executive Board Co.	3,733,124
67,800	Global Cash Access Inc.*	1,051,578
104,300	Knoll Inc.	1,929,550
152,200	Labor Ready Inc.*	3,523,430
157,200	Navigant Consulting Inc.*	3,177,012
392,200	Stewart Enterprises Inc., Class A Shares	2,231,618
88,550	Waste Connections Inc.*	3,404,748

	Total Commercial Services & Supplies	19,051,060

Construction & Engineering - 1.0%
153,300	Perini Corp.*	3,765,048

Electrical Equipment - 0.7%
39,600	Energy Conversion Devices Inc.*	1,574,100
165,700	Power-One Inc.*	1,017,398

	Total Electrical Equipment	2,591,498

Industrial Conglomerates - 0.9%
169,100	Hexcel Corp.*	3,480,078

Machinery - 4.1%
173,171	A.S.V. Inc.*	3,541,347
32,900	Actuant Corp., Class A Shares	1,942,087
58,500	Gehl Co.*	1,552,590
55,700	Greenbrier Cos. Inc.	1,930,005
142,832	RBC Bearings Inc.*	3,575,085
96,600	Wabtec Corp.	3,378,102

	Total Machinery	15,919,216

Road & Rail - 0.5%
84,900	J.B. Hunt Transport Services Inc.	2,077,503

See Notes to Schedules of Investments.

SMALL CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	VALUE
Trading Companies & Distributors - 0.5%
89,500	Interline Brands Inc.*	$2,178,430

Transportation Infrastructure - 0.0%
398	TIMCO Aviation Services Inc.*	915

	TOTAL INDUSTRIALS	63,543,017

INFORMATION TECHNOLOGY - 28.4%
Communications Equipment - 2.0%
92,600	Dycom Industries Inc.*	1,994,604
55,800	NICE Systems Ltd., Sponsored ADR*	1,517,760
119,700	Redback Networks Inc.*	2,859,633
340,800	Stratex Networks Inc.*	1,424,544

	Total Communications Equipment	7,796,541

Computers & Peripherals - 2.7%
263,100	Hypercom Corp.*	2,846,742
60,800	M-Systems Flash Disk Pioneers Ltd.*	2,033,760
69,600	Novatel Wireless Inc.*	775,344
211,400	Palm Inc.*	3,483,872
152,600	Smart Modular Technologies (WWH) Inc.*	1,310,834

	Total Computers & Peripherals	10,450,552

Electronic Equipment & Instruments - 2.0%
81,300	Littelfuse Inc*	2,847,939
67,300	NovAtel Inc.*	2,331,945
103,300	Xyratex Ltd.*	2,776,704

	Total Electronic Equipment & Instruments	7,956,588

Internet Software & Services - 4.0%
145,200	aQuantive Inc.*	3,599,508
8,800	DealerTrack Holdings Inc.*	190,520
222,600	Digitas Inc.*	2,896,026
230,400	Openwave Systems Inc.*	3,257,856
597,600	SkillSoft PLC, ADR*	3,424,248
90,191	Sohu.com Inc.*	2,248,461

	Total Internet Software & Services	15,616,619

IT Services - 2.6%
52,800	CheckFree Corp.*	2,636,304
45,900	Global Payments Inc.	2,138,022
245,600	MPS Group Inc.*	3,693,824
319,500	Sapient Corp.*	1,709,325

	Total IT Services	10,177,475

Semiconductors & Semiconductor Equipment - 10.6%
91,500	Advanced Analogic Technologies Inc.*	1,054,995
191,100	Asyst Technologies Inc.*	1,314,768
81,400	ATMI Inc.*	2,132,680
68,900	Cymer Inc.*	3,196,271
61,600	FormFactor Inc.*	2,386,384
161,300	Genesis Microchip Inc.*	1,972,699
104,800	Ikanos Communications Inc.*	1,665,272
43,100	Marvell Technology Group Ltd.*	2,054,577
33,200	Microchip Technology Inc.	1,138,760
87,200	Microsemi Corp.*	2,091,056
87,600	Netlogic Microsystems Inc.*	2,861,016
391,500	PMC-Sierra Inc.*	3,774,060
56,600	Semtech Corp.*	947,484
57,700	SiRF Technology Holdings Inc.*	1,691,187
216,541	Spansion Inc., Class A Shares*	3,904,234
197,300	Tessera Technologies Inc.*	5,571,752

See Notes to Schedules of Investments.

SMALL CAPITALIZATION GROWTH INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	Value
Semiconductors & Semiconductor Equipment - 10.6% (continued)
112,150	Varian Semiconductor Equipment Associates Inc.*	$3,471,043

	Total Semiconductors & Semiconductor Equipment	41,228,238

Software - 4.5%
224,800	Concur Technologies Inc.*	3,387,736
91,700	Informatica Corp.*	1,289,302
42,900	Internet Security Systems Inc.*	878,592
43,800	MICROS Systems Inc.*	1,802,370
444,400	Nuance Communications Inc.*	3,875,168
279,400	Quest Software Inc.*	3,878,072
65,800	Transaction Systems Architects Inc., Class A Shares*	2,570,148

	Total Software	17,681,388

	TOTAL INFORMATION TECHNOLOGY	110,907,401

	TOTAL COMMON STOCKS (Cost - $287,446,455)	384,890,554

FACE AMOUNT
CONVERTIBLE NOTE - 0.0%
Transportation Infrastructure - 0.0%
$422	TIMCO Aviation Services Inc., Jr. Subordinated Notes, 8.000% due 1/2/07(a)(b)(c)* (Cost - $60)	0

SHARES
RIGHT - 0.0%
880	OSI Pharmaceuticals Inc.* (Cost - $123)	32

WARRANT
WARRANT - 0.0%
5,615	TIMCO Aviation Services Inc., Expires 12/31/07(a)(b)* (Cost - $6)	1

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $287,446,644)	384,890,587

FACE AMOUNT
SHORT-TERM INVESTMENT - 1.6%
Repurchase Agreement - 1.6%
$6,357,000	State Street Bank & Trust Co. dated 5/31/06, 4.450% due 6/1/06; Proceeds at maturity - $6,357,786; (Fully collateralized by U.S. Treasury Note, 3.125% due 1/31/07; Market value - $6,488,738) (Cost - $6,357,000)	6,357,000

	TOTAL INVESTMENTS - 100.2% (Cost - $293,803,644#)	391,247,587
	Liabilities in Excess of Other Assets - (0.2)%	(926,218)

	TOTAL NET ASSETS - 100.0%	$390,321,369

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Illiquid security.

(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

#	Aggregate cost for federal income tax purposes is substantially the same.

*	Non-income producing security.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 93.7%
Australia - 1.8%
264,810	BHP Billiton Ltd., Sponsored ADR	$11,460,977
704,000	Goodman Fielder Ltd.(a)*	1,114,250
1,467,000	John Fairfax Holdings Ltd.(a)	4,146,236
1,710,000	Qantas Airways Ltd.(a)	4,058,552
84,100	Rio Tinto Ltd.(a)	5,052,491

	Total Australia	25,832,506

Brazil - 1.5%
172,055	Banco Itau Holding Financeira SA, ADR	4,583,545
173,780	Gol-Linhas Aereas Inteligentes SA, ADR	5,432,363
126,890	Petroleo Brasileiro SA, Sponsored ADR	11,020,396

	Total Brazil	21,036,304

Canada - 4.3%
174,900	Agrium Inc.	4,290,297
42,800	Alcan Inc., New York Shares	2,240,580
56,600	Alcan Inc., Toronto Shares	2,927,763
100,600	Barrick Gold Corp.	3,079,366
557,900	Bombardier Inc.*	1,593,422
187,570	Canadian National Railway Co.	8,384,379
225,000	CGI Group Inc.*	1,489,256
193,920	Cognos Inc.*	5,945,587
146,200	Gildan Activewear Inc.*	6,134,552
209,600	Kinross Gold Corp.*	2,303,504
63,340	Manulife Financial Corp.	4,186,774
1,196,300	Nortel Networks Corp.*	2,847,194
116,680	Ritchie Brothers Auctioneers Inc.	6,884,120
395,700	Talisman Energy Inc.	7,193,567
200,600	Yamana Gold Inc.*	2,050,132

	Total Canada	61,550,493

Cayman Islands - 0.5%
1,934,000	Global Bio-chem Technology Group Co., Ltd.(a)	789,350
415,000	Himax Technologies Inc. ADR*	2,602,050
140,778	Silicon Motion Technology Corp. ADR*	1,983,562
106,100	Vimicro International Corp. ADR*	1,734,395

	Total Cayman Islands	7,109,357

Chile - 0.2%
83,000	Banco Santander Chile SA, ADR	3,365,650

China - 0.5%
7,558,000	China Telecom Corp., Ltd.(a)	2,446,458
43,100	PetroChina Co., Ltd., Sponsored ADR	4,680,660

	Total China	7,127,118

Denmark - 0.4%
254,000	H. Lundbeck A/S(a)	5,599,403

Finland - 0.7%
207,150	Nokia Oyj(a)	4,452,398
235,300	UPM-Kymmene Oyj(a)	5,051,627

	Total Finland	9,504,025

France - 10.5%
50,518	Air France-KLM(a)	1,088,511
272,700	Alcatel SA(a)*	3,623,372
120,000	Alcatel SA, Sponsored ADR*	1,592,400
83,600	Assurances Generales de France(a)	10,133,424
440,800	Axa(a)	15,332,842
72,280	BNP Paribas SA(a)	6,747,772

See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	VALUE
France - 10.5% (continued)
277,500	BNP Paribas SA, Sponsored ADR	$12,980,062
71,900	Casino Guichard Perrachon SA(a)	5,508,401
125,400	Compagnie de Saint-Gobain(a)	8,795,269
107,400	Compagnie Generale des Etablissements Michelin, Class B Shares(a)	7,042,856
119,720	Dassault Systemes SA, ADR	6,239,806
285,000	France Telecom SA(a)	6,386,414
74,400	Generale de Sante(a)	2,550,883
54,800	Lafarge SA(a)	6,594,385
139,400	Sanofi-Aventis(a)	13,155,634
38,700	Societe BIC SA(a)	2,595,052
55,300	Societe Generale(a)	8,518,798
100,800	Technip SA(a)	6,041,943
110,065	Technip SA, ADR	6,609,403
268,052	Total SA(a)	17,523,255

	Total France	149,060,482

Germany - 8.7%
64,500	Allianz AG(a)	10,046,961
98,207	BASF AG(a)	8,004,497
317,400	Bayerische Motoren Werke AG(a)	16,354,388
83,300	Continental AG(a)	9,110,059
12,700	Deutsche Boerse AG(a)	1,652,608
150,200	Deutsche Telekom AG(a)	2,442,414
77,300	E.ON AG(a)	8,931,253
333,220	E.ON AG, Sponsored ADR	12,812,309
139,700	Hannover Rueckversicherung AG(a)	5,124,856
27,200	Linde AG(a)	2,253,051
84,100	Metro AG(a)	4,752,713
294,500	MLP AG(a)	6,582,073
131,038	Rhoen-Klinikum AG(a)	5,780,999
209,370	SAP AG, Sponsored ADR	11,019,143
180,400	Siemens AG(a)	15,546,238
37,200	Siemens AG, Sponsored ADR	3,202,176

	Total Germany	123,615,738

Greece - 0.9%
742,300	National Bank of Greece SA, Sponsored ADR	6,265,012
291,000	Public Power Corp.(a)	7,151,592

	Total Greece	13,416,604

Hong Kong - 0.6%
538,000	Cheung Kong Holdings Ltd.(a)	5,813,328
1,777,000	Techtronic Industries Co., Ltd.(a)	2,573,727

	Total Hong Kong	8,387,055

India - 0.8%
104,820	HDFC Bank Ltd., ADR	5,549,171
80,000	Infosys Technologies Ltd., Sponsored ADR	5,648,000

	Total India	11,197,171

Ireland - 3.1%
314,500	Allied Irish Banks PLC(a)	7,475,107
173,780	Allied Irish Banks PLC, Sponsored ADR	8,327,538
258,900	Bank of Ireland(a)	4,618,675
231,500	CRH PLC(a)	7,778,136
116,400	Irish Life & Permanent PLC(a)	2,808,084
269,110	Ryanair Holdings PLC, Sponsored ADR*	13,183,699

	Total Ireland	44,191,239

Israel - 1.0%
405,100	Teva Pharmaceutical Industries Ltd., Sponsored ADR	14,749,691

See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 93.7% (continued)
Italy - 2.1%
224,295	Eni SpA(a)	$6,786,011
389,220	Luxottica Group SpA, Depositary Receipts	10,617,922
631,200	Mediaset SpA(a)	7,332,398
744,734	UniCredito Italiano SpA(a)	5,689,550

	Total Italy	30,425,881

Japan - 19.2%
121,000	Acom Co., Ltd.(a)	7,197,033
474,000	Ajinomoto Co. Inc.(a)	5,648,126
109,900	Asatsu-DK Inc.(a)	3,766,224
149,000	Daito Trust Construction Co., Ltd.(a)	8,150,584
197,000	FamilyMart Co., Ltd.(a)	5,681,887
27,500	Funai Electric Co., Ltd.(a)	2,744,869
945,000	Hitachi Ltd.(a)	6,438,986
365,000	JS Group Corp.(a)	7,720,622
166,200	Konami Corp.(a)	3,888,731
502,000	Kuraray Co., Ltd.(a)	6,111,118
393,630	Matsushita Electric Industrial Co., Ltd., Sponsored ADR	8,592,943
418	Millea Holdings Inc.(a)	7,440,932
236,900	Miraca Holdings Inc.(a)	6,279,786
375	Mitsubishi UFJ Financial Group Inc.(a)	5,167,833
1,335,010	Mitsubishi UFJ Financial Group Inc., Sponsored ADR	18,369,738
94,000	Modec Inc.(a)	2,165,841
114,300	Nippon System Development Co., Ltd.(a)	3,719,339
1,046,000	Nipponkoa Insurance Co., Ltd.(a)	9,205,056
23,200	Obic Co., Ltd.(a)	4,804,936
108,680	ORIX Corp., Sponsored ADR	15,704,260
1,781,000	Osaka Gas Co., Ltd.(a)	6,256,524
429,000	Ricoh Co., Ltd.(a)	8,453,350
89,000	Secom Co., Ltd.(a)	4,506,476
422,600	Sega Sammy Holdings Inc.(a)	16,975,145
680,000	Sharp Corp.(a)	11,442,139
247,100	Sony Corp.(a)	11,176,968
154,000	Square Enix Co., Ltd.(a)	3,298,707
1,066,000	Sumitomo Chemical Co., Ltd.(a)	9,256,641
1,012,000	Sumitomo Trust & Banking Co., Ltd.(a)	9,834,290
133,300	Takeda Pharmaceutical Co., Ltd.(a)	8,693,626
96,000	Takefuji Corp.(a)	6,041,547
80,600	TIS Inc.(a)	2,138,432
681,000	Tokyu Corp.(a)	4,505,258
525,000	Toshiba Corp.(a)	3,567,549
184,800	Toyota Motor Corp.(a)	9,931,802
101,510	Toyota Motor Corp., Sponsored ADR	10,900,144
127,000	Uni-Charm Corp.(a)	7,093,893

	Total Japan	272,871,335

Mexico - 1.0%
165,510	America Movil SA de CV, Series L Shares, ADR	5,405,557
153,920	Desarrolladora Homex SA de CV, ADR*	5,014,714
157,850	Wal-Mart de Mexico SA de CV, Series V Shares, Sponsored ADR	4,175,132

	Total Mexico	14,595,403

Netherlands - 5.6%
282,400	Akzo Nobel NV(a)	15,271,856
246,800	ING Groep NV, CVA(a)	9,665,484
352,300	Koninklijke Ahold NV(a)*	2,885,844
123,000	Koninklijke Ahold NV, Sponsored ADR*	1,004,910
163,500	Koninklijke Philips Electronics NV(a)	5,154,587
64,100	Koninklijke Philips Electronics NV, New York Registered Shares	2,026,201
401,350	QIAGEN NV*	5,719,237
520,600	Reed Elsevier NV(a)	7,604,254

See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	VALUE
Netherlands - 5.6% (continued)
309,612	Royal Dutch Shell PLC, Class A Shares(a)	$10,269,549
186,615	TNT NV(a)	6,878,060
277,500	Unilever NV CVA(a)	6,289,152
342,600	Vedior NV, CVA(a)	7,356,492

	Total Netherlands	80,125,626

New Zealand - 0.5%
2,403,300	Telecom Corp. of New Zealand Ltd.(a)	6,876,497

Norway - 1.3%
306,000	Norsk Hydro ASA(a)	8,636,670
319,390	Statoil ASA, Sponsored ADR	9,358,127
51,200	Yara International ASA(a)	700,334

	Total Norway	18,695,131

Singapore - 0.6%
152,800	Flextronics International Ltd.*	1,720,528
716,000	Neptune Orient Lines Ltd.(a)	872,562
3,830,000	Singapore Telecommunications Ltd.(a)	6,172,277

	Total Singapore	8,765,367

South Africa - 0.6%
204,130	Sasol Ltd., Sponsored ADR	7,832,468

South Korea - 1.7%
45,000	Honam Petrochemical Corp.(a)	2,319,218
92,900	Kookmin Bank, Sponsored ADR	7,476,592
71,100	KT Corp., Sponsored ADR	1,567,755
9,000	Samsung Electronics Co., Ltd.(a)	5,789,795
281,700	SK Telecom Co., Ltd., Sponsored ADR	7,352,370

	Total South Korea	24,505,730

Spain - 0.6%
554,000	Banco Santander Central Hispano SA(a)	8,006,053

Sweden - 1.5%
340,900	Assa Abloy AB(a)	6,046,449
636,700	Nordea Bank AB(a)	7,733,375
255,380	Telefonaktiebolaget LM Ericsson, Sponsored ADR	8,179,821

	Total Sweden	21,959,645

Switzerland - 5.4%
109,300	Compagnie Financiere Richemont AG(a)	5,115,600
131,600	Credit Suisse Group(a)	7,614,809
74,300	Lonza Group AG, Registered Shares(a)	5,084,615
47,800	Nestle SA(a)	14,291,472
189,300	Novartis AG, Sponsored ADR	10,502,364
154,470	Roche Holding AG, Sponsored ADR	12,058,824
118,890	UBS AG, Registered Shares	13,460,726
40,000	Zurich Financial Services AG(a)*	9,064,450

	Total Switzerland	77,192,860

Taiwan - 1.4%
392,600	Advanced Semiconductor Engineering Inc., ADR*	1,990,482
262,700	Siliconware Precision Industries Co., ADR	1,597,216
882,430	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	8,356,612
8,498,000	United Microelectronics Corp.(a)	5,324,770
629,400	United Microelectronics Corp., ADR	2,095,902

	Total Taiwan	19,364,982

Thailand - 0.4%
1,792,200	Bangkok Bank Public Co., Ltd., NVDR(a)	4,882,404

See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	VALUE
United Kingdom - 16.3%
553,154	Admiral Group PLC(a)	$6,527,033
242,100	Amdocs Ltd.*	9,071,487
115,000	Anglo American PLC(a)	4,638,473
571,700	Aviva PLC(a)	7,946,685
485,800	Barclays PLC(a)	5,635,953
243,300	BG Group PLC, Sponsored ADR	16,288,935
1,023,700	BP PLC(a)	12,073,048
863,133	Brit Insurance Holdings PLC(a)	4,212,523
890,900	British Sky Broadcasting Group PLC(a)	8,870,468
700,000	Cattles PLC(a)	4,590,017
1,332,300	Centrica PLC(a)	6,951,206
645,650	Diageo PLC(a)	10,607,589
20,000	Diageo PLC, Sponsored ADR	1,323,800
857,125	GlaxoSmithKline PLC(a)	23,751,369
579,895	HSBC Holdings PLC(a)	10,148,273
1,260,128	International Power PLC(a)	6,840,100
7,352,700	Invensys PLC(a)*	3,201,880
1,128,928	Kingfisher PLC(a)	4,790,170
341,300	Michael Page International PLC(a)	2,528,160
1,608,100	Misys PLC(a)	5,415,829
248,200	Northern Rock PLC(a)	4,775,235
638,300	Prudential PLC(British)(a)	7,012,642
169,200	Rio Tinto PLC(a)	9,405,372
2,240,859	Royal & Sun Alliance Insurance Group PLC(a)	5,412,603
480,600	Royal Bank of Scotland Group PLC(a)	15,522,474
97,900	Royal Dutch Shell PLC, Sponsored ADR, Class A Shares	6,491,749
1,424,500	Tesco PLC(a)	8,552,003
22,471	TI Automotive Ltd., Class A Shares(a)*	0
166,100	Travis Perkins PLC(a)	4,748,023
6,105,371	Vodafone Group PLC(a)	14,069,023

	Total United Kingdom	231,402,122

	TOTAL COMMON STOCKS (Cost - $1,080,066,104)	1,333,244,340

PREFERRED STOCK - 1.1%
Germany - 1.1%
141,500	Henkel KGaA(a) (Cost - $13,785,159)	15,950,814

RIGHT - 0.0%
France - 0.0%
27,600	Arkema RTS* (Cost - $81,757)	98,107

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $1,093,933,020)	1,349,293,261

FACE AMOUNT
SHORT-TERM INVESTMENT - 4.7%
Repurchase Agreement - 4.7%
$67,127,000	State Street Bank & Trust Co. dated 5/31/06, 4.450% due 6/1/06; Proceeds at maturity - $67,135,298; (Fully collateralized by U.S. Treasury obligations, 3.625% to 6.250% due 7/15/09 to 8/15/23; Market value - $68,481,351) (Cost - $67,127,000)	67,127,000

	TOTAL INVESTMENTS - 99.5% (Cost - $1,161,060,020#)	1,416,420,261
	Other Assets in Excess of Liabilities - 0.5%	7,404,037

	TOTAL NET ASSETS - 100.0%	$1,423,824,298

See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
CVA	— Certificaaten van aandelen (Share Certificates)
NVDR	— Non-Voting Depositary Receipt

Summary of Investments by Sector* (unaudited)

Financials	25.0%
Consumer Discretionary	12.7%
Information Technology	9.5%
Energy	9.4%
Health Care	8.4%
Materials	8.2%
Industrials	8.1%
Consumer Staples	6.8%
Telecommunication Services	3.7%
Utilities	3.5%
Short-Term Investment	4.7%

100.0%

*	As a percentage of total investments

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 92.4%
Argentina - 0.6%
18,800	Banco Macro Bansud SA, ADR	$409,840
117,700	IRSA Inversionesy Representaciones, Sponsored GDR*	1,387,683

	Total Argentina	1,797,523

Bermuda - 0.1%
8,045	Credicorp Ltd.	210,779
340,000	Kingway Brewery Holdings Ltd.(a)	148,524

	Total Bermuda	359,303

Brazil - 10.2%
21,197	American Banknote SA*	134,426
6,609	Aracruz Celulose SA, Sponsored ADR	338,050
18,410	Banco Bradesco SA, Sponsored ADR	562,426
10,454	Companhia de Bebidas das Americas, ADR	376,030
183,400	Companhia Vale do Rio Doce	4,222,135
77,399	Companhia Vale do Rio Doce, Sponsored ADR	3,019,335
5,882	Cosan SA Industria e Comercio*	366,635
32,400	CSU Cardsystem SA*	209,695
22,300	Cyrela Brazil Realty SA	300,278
28,194	Diagnosticos da America SA*	563,341
25,400	EDP - Energias do Brasil SA	308,922
47,125	Equatorial Energia SA*	291,896
19,500	Gafisa SA*	195,068
33,207	Gerdau SA, Sponsored ADR	474,860
35,956	Localiza Rent A Car SA	593,488
16,156	Lojas Renner SA	828,081
10,569	Lupatech SA*	103,294
164,002	Petroleo Brasileiro SA, Sponsored ADR	12,801,776
29,329	Porto Seguro SA	464,994
23,877	Rossi Residencial SA	197,056
11,907	Submarino SA	242,929
29,555	Tele Norte Leste Participacoes SA	821,614
33,000	Tractebel Energia SA	245,113
89,000	Unibanco-Uniao de Bancos Brasileiros SA	1,121,102
22,700	Vivax SA*	285,944

	Total Brazil	29,068,488

Cayman Islands - 0.7%
269,000	China Mengniu Dairy Co., Ltd.(a)	322,707
2,549,000	Global Bio-chem Technology Group Co., Ltd.(a)	1,040,358
3,200	Suntech Power Holdings Co., Ltd., ADR*	90,176
203,000	Tencent Holdings Ltd.(a)	438,909
190,000	Xinao Gas Holdings Ltd.(a)	196,584

	Total Cayman Islands	2,088,734

China - 5.8%
166,000	Aluminum Corporation of China Ltd.(a)	133,549
274,000	Angang New Steel Co., Ltd.(a)	238,806
112,000	Anhui Expressway Co., Ltd.(a)	83,690
958,000	Bank of China Ltd.(a)*	364,322
246,000	Beijing Capital Land Ltd., Class H Shares(a)	80,599
1,825,000	China Construction Bank(a)(b)	791,393
356,000	China Life Insurance Co., Ltd.(a)	534,135
1,698,000	China Petroleum & Chemical Corp., Class H Shares(a)	1,015,710
1,276,570	China Shenhua Energy Co., Ltd, Class H Shares(a)	2,188,488
1,879,000	China Shipping Development Co., Ltd.(a)	1,369,071
676,000	China Telecom Corp., Ltd.(a)	218,815
372,000	Dongfeng Motor Corp., Class H Shares(a)*	180,048
30,400	Guangzhou R&F Properties Co., Ltd.(a)	169,889
342,000	Harbin Power Equipment Co., Ltd.(a)	374,333
228,000	Jiangsu Expressway Co., Ltd.(a)	131,838

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	VALUE
China - 5.8% (continued)
164,000	Jiangxi Copper Co., Ltd., Class H(a)	$155,329
1,225,000	Lianhua Supermarket Holdings Ltd., Class H Shares(a)	1,444,581
2,836,500	PetroChina Co., Ltd.(a)	3,069,649
3,869,000	PICC Property & Casualty Company Limited(a)	1,337,447
262,500	Ping An Insurance Group Co. of China Ltd.(a)	727,860
96,000	Shanghai Prime Machinery Co., Ltd.*	34,033
61,821	Shenzhen Chiwan Wharf Holdings Ltd., Class B Shares(a)	105,090
574,000	Sinopec Shanghai Petrochemical Co., Ltd.(a)	255,228
915,100	Weiqiao Textile Co., Ltd., Class H Shares(a)	1,145,374
388,000	Zijin Mining Group Co., Ltd., Class H Shares(a)	207,307
30,000	ZTE Corp.(a)	101,912

	Total China	16,458,496

Colombia - 0.3%
26,600	BanColombia SA, Sponsored ADR	718,200

Egypt - 0.6%
54,497	Elswedy Cables Holding Co.*	387,566
2	Medinet Nasr Housing(a)	25
21,918	Orascom Construction Industries(a)	743,837
13,644	Orascom Telecom Holding SAE(a)*	638,072

	Total Egypt	1,769,500

Hong Kong - 2.6%
70,000	Beijing Enterprises Holdings Ltd.(a)	117,309
42,000	China Merchants Holdings International Co., Ltd.(a)	124,641
425,000	China Mobile (Hong Kong) Ltd.(a)	2,199,050
109,000	China Netcom Group Corp. (Hong Kong) Ltd.(a)	177,668
612,000	China Overseas Land & Investment Ltd.(a)	356,992
122,000	China Resources Power Holdings Co.(a)	90,868
35,000	Citic Pacific Ltd.(a)	103,927
3,459,000	CNOOC Ltd.(a)	2,655,578
454,000	Guangdong Investment Ltd.(a)	165,996
180,000	iShares Asia Trust – iShares FTSE/Xinhua A50 China Tracker(a)	1,466,482
5,000	Nine Dragons Paper Holdings Ltd.(a)*	4,146

	Total Hong Kong	7,462,657

Hungary - 0.3%
686	EGIS RT(a)	92,174
522	Gedeon Richter RT(a)	102,418
3,185	MOL Magyar Olaj-es Gazipari RT(a)	330,429
9,339	OTP Bank RT(a)	311,837

	Total Hungary	836,858

India - 2.5%
11,748	ICICI Bank Ltd., Sponsored ADR	312,497
29,675	Infosys Technologies Ltd., Sponsored ADR	2,095,055
1,192	Larsen & Toubro Ltd., GDR(b)	59,686
33,818	Ranbaxy Laboratories Ltd., Sponsored GDR	302,671
300	Reliance Industries Ltd., Sponsored GDR, London Shares(a)(b)*	12,188
70,163	Reliance Industries Ltd., Sponsored GDR, Luxembourg Shares(b)*	2,855,634
42,588	Satyam Computer Services Ltd., ADR	1,370,056

	Total India	7,007,787

Indonesia - 1.7%
593,175	PT Astra International Tbk.(a)	632,138
1,044,000	PT Bank Central Asia Tbk.(a)	464,149
1,238,000	PT Bank Mandiri Persero Tbk.(a)	227,472
1,313,500	PT Bank Rakyat Indonesia(a)	561,963
1,396,500	PT Berlian Laju Tanker Tbk.(a)	277,032
2,374,500	PT Bumi Resources Tbk.(a)	213,193
26,120	PT Indonesian Satellite Corp. Tbk., ADR	680,165
474,500	PT Indosat Tbk.(a)	257,938

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	VALUE
Indonesia - 1.7% (continued)
1,959,996	PT Telekomunikasi Indonesia Tbk.(a)	$1,499,520

	Total Indonesia	4,813,570

Ireland - 0.2%
120,157	Dragon Oil PLC(a)*	439,089

Israel - 2.3%
4,090	Delek Group Ltd.(a)	658,611
328,500	Israel Chemicals Ltd.(a)	1,393,997
681,100	Israel Discount Bank, Class A Shares(a)*	1,269,606
235,120	Makhteshim-Agan Industries Ltd.(a)	1,357,292
50,600	Teva Pharmaceutical Industries Ltd., Sponsored ADR	1,842,346

	Total Israel	6,521,852

Luxembourg - 1.2%
74,780	Tenaris SA, ADR	2,758,634
23,777	Ternium SA, Sponsored ADR*	556,382

	Total Luxembourg	3,315,016

Malaysia - 1.2%
771,700	Commerce Asset-Holding Berhad(a)	1,297,046
194,400	Genting Berhad(a)	1,205,491
295,400	Resorts World Berhad(a)	992,827

	Total Malaysia	3,495,364

Mexico - 4.2%
122,356	America Movil SA de CV, Series L Shares, ADR	3,996,147
25,473	Cemex SA de CV, Participation Certificate, Sponsored ADR*	1,451,197
185,500	Controladora Comercial Mexicana SA de CV	291,615
189,300	Corporacion GEO SA de CV, Series B Shares*	657,210
338,600	Empresas ICA SA de CV*	1,094,580
21,700	Fomento Economico Mexicano SA de CV*	187,057
5,434	Fomento Economico Mexicano SA de CV, Sponsored ADR*	466,183
158,500	Grupo Famsa SA*	352,347
564,500	Grupo Financiero Banorte SA de CV, Series O Shares	1,355,380
148,273	Grupo Mexico SA de CV, Series B Shares	422,849
38,376	Grupo Televisa SA, Sponsored ADR	705,735
17,448	Telefonos de Mexico SA de CV, Series L Shares, Sponsored ADR	345,296
28,934	Wal-Mart de Mexico SA de CV, Series V Shares, Sponsored ADR	765,304

	Total Mexico	12,090,900

Pakistan - 0.1%
48,240	National Bank of Pakistan(a)	163,871
24,500	Pakistan State Oil Co., Ltd.(a)	123,873

	Total Pakistan	287,744

Philippines - 0.1%
9,700	Philippine Long Distance Telephone Co., Sponsored ADR	365,302

Poland - 0.4%
8,092	Agora SA(a)	99,136
28,468	Polski Koncern Naftowy Orlen SA(a)	503,690
28,401	Powszechna Kasa Oszczednosci Bank Polski SA(a)	322,931
33,466	Telekomunikacja Polska SA(a)	210,675

	Total Poland	1,136,432

Russia - 8.7%
61,400	AFK Sistema, Registered Shares, Sponsored GDR(a)	1,338,745
7,006	AO VimpelCom, Sponsored ADR*	293,271
63,802	Comstar United Telesystems, GDR(a)	379,738
14,000	Comstar United Telesystems, GDR(a)(b)	83,300
125,058	Gazprom, Registered Shares, Sponsored ADR	5,339,955
5,390	Kalina	229,075

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	VALUE
Russia - 8.7% (continued)
94,622	LUKOIL, Sponsored ADR	$7,323,743
9,476	Mining and Metallurgical Co. Norilsk Nickel, ADR	1,143,753
22,850	NovaTek OAO, Sponsored GDR(a)	892,454
38,500	OAO Gazprom, Sponsored ADR(a)	1,644,382
374	Priargunsky Plant*	202,147
546,526	RAO Unified Energy System(UES)(a)	334,358
436	Sberbank RF(a)	708,650
5,388	Surgutneftegaz, Preferred Shares, Sponsored ADR	571,128
49,588	Surgutneftegaz, Sponsored ADR	3,314,958
161,983	Tatneft(a)	715,610
1,528	Vsmpo-Avisma Corp.(a)*	328,075

	Total Russia	24,843,342

South Africa - 7.0%
60,074	African Bank Investments Ltd.(a)	256,058
14,423	AngloGold Ashanti Ltd.(a)	667,163
42,746	Aspen Pharmacare Holdings Ltd.(a)*	238,354
73,003	Aveng Ltd.(a)	239,707
19,456	Barloworld Ltd.(a)	331,425
30,654	Bidvest Group Ltd.(a)	456,986
22,649	Ellerine Holdings Ltd.(a)	277,098
261,143	FirstRand Ltd.(a)	689,955
33,362	Foschini Ltd.(a)	269,487
48,942	Gold Fields Ltd.(a)	1,075,507
146,880	Grindrod Ltd.(a)	261,736
16,237	Impala Platinum Holdings Ltd.(a)	2,763,756
5,335	Investec Ltd.(a)	273,552
27,079	JD Group Ltd.(a)	318,855
21,807	Kumba Resources Ltd.(a)	376,284
56,125	Mittal Steel South Africa Ltd.(a)	527,598
64,207	MTN Group Ltd.(a)	533,497
31,289	Naspers Ltd.(a)	573,577
20,045	Nedbank Group Ltd.(a)	343,612
34,929	Reunert Ltd.(a)	338,537
171,630	Sanlam Ltd.(a)	391,994
121,224	Sasol Ltd.(a)	4,607,981
87,342	Shoprite Holdings Ltd.(a)	324,139
219,104	Standard Bank Group Ltd.(a)(c)	2,549,529
27,742	Telkom South Africa Ltd.(a)	591,577
21,773	Tiger Brands Ltd.(a)	495,188
71,539	Truworths International Ltd.(a)	257,726

	Total South Africa	20,030,878

South Korea - 18.3%
8,760	Cheil Industries Inc.(a)	307,921
2,040	CJ Home Shopping Co., Ltd.(a)	178,382
13,820	Daegu Bank(a)	224,157
6,450	Daelim Industrial Co.(a)	466,989
6,510	Daesang Corp.(a)*	101,405
26,480	Dongbu Insurance Co., Ltd.(a)	671,080
8,030	Dongkuk Steel Mill Co., Ltd.(a)	139,766
15,387	Hana Financial Group Inc.(a)	694,775
9,050	Hanjin Heavy Industries & Construction Co., Ltd.(a)	242,990
12,210	Hankook Tire Co., Ltd.(a)	164,492
8,040	Hanwha Corp.(a)	214,395
11,474	Humax Co., Ltd.(a)	225,401
8,810	Hynix Semiconductor Inc.(a)*	293,330
26,124	Hyundai Department Store Co., Ltd(a)	2,233,855
11,380	Hyundai Development Co.(a)	573,903
6,080	Hyundai Engineering & Construction Co., Ltd.(a)*	297,381
5,820	Hyundai Mipo Dockyard Co., Ltd.(a)	532,805
6,120	Hyundai Mobis(a)	480,185
39,105	Hyundai Motor Co.(a)	3,020,995

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	VALUE
South Korea - 18.3% (continued)
3,200	Hyundai Motor Co., GDR(b)	$124,160
5,070	Hyundai Steel Co.(a)	182,623
8,890	Industrial Bank of Korea(a)	153,647
85,782	Kookmin Bank(a)	6,942,830
3,500	Kookmin Bank, Sponsored ADR	281,680
32,010	Korea Electric Power Corp.(a)	1,307,604
13,630	Korea Investment Holdings Co., Ltd.(a)	455,399
6,500	Korea Kumho Petrochemical Co., Ltd.(a)	193,263
1,316	Korea Zinc Co., Ltd.(a)	116,702
5,310	Korean Air Lines Co., Ltd.(a)	191,605
40	KT Corp.(a)	1,703
11,605	KT Corp., Sponsored ADR	255,890
5,020	KT Freetel Co., Ltd.(a)	178,158
13,690	KT&G Corp.(a)	796,059
24,300	LG Electronics Inc.(a)	1,748,856
5,730	LG International Corp.(a)	138,463
63,000	LG. Philips LCD Co., Ltd., Sponsored ADR*	1,182,510
6,680	LS Cable Ltd.(a)	227,491
2,200	NHN Corp.(a)*	654,350
7,362	POSCO(a)	1,907,576
20,923	Samsung Electronics Co., Ltd.(a)	13,459,987
30	Samsung Electronics Co., Ltd., GDR(b)	9,480
1,106	Samsung Electronics Co., Ltd., Registered Shares, GDR(a)(b)	349,431
3,530	Samsung Engineering Co., Ltd.(a)	166,659
2,350	Samsung Fire & Marine Insurance Co., Ltd.(a)	328,811
8,230	Samsung Techwin Co., Ltd.(a)	259,652
92,540	Shinhan Financial Group Co., Ltd.(a)	4,224,257
6,200	Shinsegae Co., Ltd.(a)	2,834,041
15,160	SK Corp.(a)	1,020,403
4,740	SK Telecom Co., Ltd.(a)	1,118,503
13,330	Woori Finance Holdings Co., Ltd.(a)	272,992

	Total South Korea	52,148,992

Sri Lanka - 0.3%
3,532,800	Dialog Telekom Ltd.	728,854

Taiwan - 15.0%
149,402	Asustek Computer Inc.(a)	351,725
528,596	AU Optronics Corp.(a)	772,745
29,000	Catcher Technology Co., Ltd.(a)	347,709
1,408,891	Cathay Financial Holding Co., Ltd.(a)	3,084,523
1	China Development Financial Holding Corp.(a)*	0
615,142	China Steel Corp.(a)	582,889
2,019,442	Chinatrust Financial Holding Co., Ltd.(a)	1,620,242
208,000	Chunghwa Telecom Co., Ltd.(a)	389,520
49,000	Compal Communications Inc.(a)	291,962
182,034	Delta Electronics Inc.(a)	506,798
311,060	E.Sun Financial Holding Co., Ltd.(a)	207,791
2,336,000	Far Eastern Department Stores Co., Ltd.(a)	1,209,574
396,187	Far Eastern Textile Co., Ltd.(a)	305,438
147,000	Far EasTone Telecommunications Co., Ltd.(a)	182,154
451,400	First Financial Holding Co., Ltd.(a)	331,821
305,353	Formosa Chemicals & Fibre Corp.(a)	475,860
155,091	Formosa Plastics Corp.(a)	232,946
18,000	High Tech Computer Corp.(a)	528,553
755,664	Hon Hai Precision Industry Co., Ltd.(a)	4,806,909
37,030	Hon Hai Precision Industry Co., Ltd., Registered Shares, GDR	467,689
959,000	Hung Poo Real Estate Development Corp.(a)	864,283
263,000	Inventec Co., Ltd.(a)	178,259
13,000	Largan Precision Co., Ltd.(a)	274,972
243,676	Lite-On Technology Corp.(a)	380,304
62,400	Media Tek Inc.(a)	697,015
804,000	Mega Financial Holding Co., Ltd.(a)	572,893

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	VALUE
Taiwan - 15.0% (continued)
398,613	Nan Ya Plastics Corp.(a)	$566,955
96,900	Nien Made Enterprises Co., Ltd.(a)	108,898
24,504	Novatek Microelectronics Corp. Ltd.(a)	140,706
691	Pacific Electric Wire & Cable Co., Ltd.(a)*	0
3,091,628	Polaris Securities Co., Ltd.(a)	1,492,969
3,371,112	Powerchip Semiconductor Corp.(a)	2,277,472
46,000	Powertech Technology Inc.(a)	137,851
321,726	Siliconware Precision Industries Co.(a)	405,453
650,000	Sunplus Technology Co., Ltd.(a)	771,985
451,553	Taishin Financial Holdings Co., Ltd.(a)	291,436
385,980	Taiwan Cement Corp.(a)	326,895
774,000	Taiwan Fertilizer Co., Ltd.(a)	1,259,227
382,600	Taiwan Mobile Co., Ltd.(a)	382,345
1,500,245	Taiwan Semiconductor Manufacturing Co., Ltd.(a)	2,797,176
353,794	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	3,350,429
116,400	Tripod Technology Corp.(a)	426,362
873,477	Unimicron Technology Corp.(a)	1,417,474
526,701	United Microelectronics Corp.(a)	330,026
849,612	United Microelectronics Corp., ADR	2,829,208
166,000	Wistron Corp.(a)*	199,087
1,379,000	Yageo Corp.(a)*	529,354
409,700	Yageo Corp., Sponsored GDR*	778,430
3,042,314	Yuanta Core Pacific Securities Co.(a)	2,116,057

	Total Taiwan	42,600,369

Thailand - 3.6%
190,450	Advanced Info Service Public Co., Ltd.	462,561
897,000	Bangkok Bank Public Co., Ltd.(a)	2,515,101
149,500	Bangkok Bank Public Co., Ltd., NVDR(a)	407,276
68,400	Banpu Public Co., Ltd.	251,438
1,477,500	Kasikornbank Public Co., Ltd., NVDR(a)	2,417,549
1,467,100	Krung Thai Bank Public Co., Ltd.	412,182
611,200	Land & Houses Public Co., Ltd., NVDR(a)	109,266
150,709	PTT Chemical Public Co., Ltd.	324,488
199,700	PTT Public Co., Ltd.	1,268,935
710,000	Rayong Refinery Public Company Limited(a)	338,921
11,500	Siam Cement Public Co., Ltd.(a)	73,997
85,900	Siam Cement Public Co., Ltd., NVDR(a)	502,288
223,200	Thai Oil Public Co., Ltd.	357,495
42,000	Total Access Communication Public Co., Ltd.(a)*	151,231
1,365,100	True Corp Public Co., Ltd.*	340,513
1,096,300	True Corp. Public Co., Ltd., NVDR(a)*	297,394

	Total Thailand	10,230,635

Turkey - 1.8%
21,947	Adana Cimento Sanayii Turk Anomin Sirketi, Class A Shares(a)	150,365
81,987	Akbank TAS(a)	489,982
367	Aktas Electric Ticaret AS(a)*	0
2,358	Alarko Holding AS(a)	75,502
7,282	Anadolu Efes Biracilik ve Malt Sanayii AS(a)	181,298
19,946	Asya Katilim Bankasi AS*	54,097
1,749	BIM Birlesik Magazalar AS(a)	55,300
77,219	Bolu Cimento Sanayii AS(a)	127,761
10,442	Cimsa Cimento Sanayi ve Ticaret AS(a)	62,217
24,000	Coca-Cola Icecek Uretim AS*	135,990
29,226	Denizbank AS(a)*	269,863
49,235	Dogan Sirketler Grubu Holdings AS(a)	164,644
25,491	Dogus Otomotiv Servis ve Ticaret AS(a)	109,567
26,234	Eczacibasi Ilac Sanayi ve Ticaret AS(a)*	60,788
78,190	Haci Omer Sabanci Holding AS(a)	245,871
42,353	Hurriyet Gazetecilik ve Matbaacilik A.S.(a)	117,344
21,480	Koc Holding AS(a)*	83,926
18,742	Petrol Ofisi AS(a)	89,446

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	VALUE
Turkey - 1.8% (continued)
28,203	Trakya Cam Sanayii AS(a)	$86,363
10,561	Tupras-Turkiye Petrol Rafinerileri AS(a)	179,865
15,065	Turk Demir Dokum Fabrikalari AS(a)	105,094
11,027	Turk Ekonomi Bankasi AS(a)	167,204
63,376	Turkcell Iletisim Hizmet AS(a)	290,234
134,338	Turkiye Garanti Bankasi AS(a)	407,423
169,890	Turkiye Is Bankasi, Class C Shares(a)	1,004,948
54,698	Turkiye Vakiflar Bankasi T.A.O., Class D(a)	245,216
128,000	Vestel Beyaz Esya Sanayi ve Ticaret AS*	183,358

	Total Turkey	5,143,666

United Kingdom - 1.4%
64,000	Anglo American PLC(a)	2,569,377
8,423	Burren Energy PLC(a)	128,133
27,700	Lonmin PLC(a)	1,364,952

	Total United Kingdom	4,062,462

United States - 1.2%
47,600	BMB Munai Inc.*	428,400
35,900	Caspian Services Inc.*	175,910
10,000	NII Holdings Inc.*	544,600
10,891	Polyus Gold Co.(a)	555,441
77,663	Reliance Demerger Energy Capital(a)	1,186,532
6,142	Southern Copper Corp.	522,991

	Total United States	3,413,874

	TOTAL COMMON STOCKS (Cost - $174,862,106)	263,235,887

PREFERRED STOCKS - 5.0%
Brazil - 3.6%
7,500	All America Latina Logistica SA	480,519
18,066	Banco Bradesco SA	553,076
99,350	Banco Itau Holding Financeira SA(c)	2,610,840
13,600	Bradespar SA	443,054
1,607,475	Companhia de Bebidas das Americas	649,365
4,846	Companhia de Bebidas das Americas, ADR	198,637
70,799	Itausa - Investimentos Itau SA	270,317
47,500	Tam SA	1,093,313
126,800	Tele Norte Leste Participacoes SA	1,666,102
576	Telefonica Data Brasil Holding(a)*	0
246,751,000	Tim Participacoes SA	590,565
39,300	Universo Online SA*	204,847
47,700	Usinas Siderurgicas de Minas Gerais SA, Class A Shares	1,564,308

	Total Brazil	10,324,943

Russia - 0.7%
892	Transneft(a)	1,801,840

South Korea - 0.7%
7,700	Hyundai Motor Co., Ltd.(a)	363,042
5,410	LG Electronics Inc.(a)	229,282
2,853	Samsung Electronics Co., Ltd.(a)	1,384,269

	Total South Korea	1,976,593

	TOTAL PREFERRED STOCKS (Cost - $8,714,216)	14,103,376

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	SECURITY	VALUE
CORPORATE NOTE - 0.1%
United Kingdom - 0.1%
$13,340	UBS AG London, Structured Note, due 10/6/06 (Cost - $154,658)	$296,148

RIGHTS
RIGHTS - 0.0%
Brazil - 0.0%
1,168	Cia de Bebidas das Americas*	22
309	Itausa - Investimentos Itau SA*	215

	TOTAL RIGHTS (Cost - $0)	237

WARRANTS
WARRANT - 0.0%
United Kingdom - 0.0%
2,425	Sun TV Ltd., Expires 4/27/07(a)* (Cost - $48,277)	64,258

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $183,779,257)	277,699,906

FACE AMOUNT
SHORT-TERM INVESTMENT - 1.6%
Repurchase Agreement - 1.6%
$4,570,000	State Street Bank & Trust Co. dated 5/31/06; 4.450% due 6/1/06, Proceeds at maturity - $4,570,565; (Fully collateralized by U.S. Treasury Note, 3.125% due 1/31/07; Market value - $4,668,300) (Cost - $4,570,000)	4,570,000

	TOTAL INVESTMENTS - 99.1% (Cost - $188,349,257#)	282,269,906
	Other Assets in Excess of Liabilities - 0.9%	2,453,041

	TOTAL NET ASSETS - 100.0%	$284,722,947

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	All or a portion of this security is segregated for foreign currency contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt

Summary of Investments by Sector (unaudited)*	5/31/2006

Financials	21.6%
Energy	20.8%
Information Technology	16.7%
Materials	12.6%
Consumer Discretionary	8.3%
Telecommunication Services	7.4%
Industrials	5.4%
Consumer Staples	2.9%
Health Care	1.2%
Utilities	1.0%
Exchange Traded Funds	0.5%
Short-Term Investment	1.6%

100.0%

*	As a percentage of total investments.

See Notes to Schedules of Investments.

GOVERNMENT MONEY INVESTMENTS

Schedules of Investments (unaudited)	May 31, 2006

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 99.7%
U.S. Government Agencies - 99.7%
$3,500,000	Federal Farm Credit Bank (FFCB), Discount Notes, 4.851%, 6/6/06 (a)	$3,497,652
	Federal Home Loan Bank (FHLB):
	Bonds:
3,500,000	1.875%, 6/15/06	3,495,920
400,000	3.050%, 6/30/06	399,364
	Discount Notes:
50,000,000	4.891%, 6/1/06(a)	50,000,000
765,000	4.951%, 6/1/06(a)	765,000
3,000,000	4.452%, 6/14/06(a)	2,995,288
	Federal Home Loan Mortgage Corp. (FHLMC):
3,000,000	2.750%, 8/15/06	2,992,170
	Discount Notes:
3,000,000	4.551%, 6/5/06(a)	2,998,507
3,000,000	4.500%, 6/6/06(a)	2,998,167
2,990,000	4.795%, 6/6/06(a)	2,988,021
2,127,000	5.077%, 9/19/06(a)	2,094,634
3,000,000	Series RB, 5.151%, 11/21/06(a)	2,927,628
	Federal National Mortgage Association (FNMA):
2,000,000	3.250%, 7/31/06	1,993,752
	Discount Notes:
3,000,000	4.500%, 6/26/06(a)	2,990,854
3,000,000	4.653%, 7/3/06(a)	2,987,813
3,000,000	4.689%, 7/12/06(a)	2,984,283
3,000,000	4.694%, 7/19/06(a)	2,981,600
3,000,000	5.018%, 8/23/06(a)	2,965,728
3,000,000	5.071%, 9/15/06(a)	2,955,922
	Notes:
2,500,000	3.250%, 7/12/06	2,494,845
4,400,000	4.810%, 9/22/06(b)	4,399,379

	TOTAL INVESTMENTS - 99.7% (Cost - $104,906,527#)	104,906,527
	Other Assets in Excess of Liabilities - 0.3%	360,629

	TOTAL NET ASSETS - 100.0%	$105,267,156

(a)	Rate shown represents yield to maturity.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2006.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 32.1%
FHLMC - 2.1%
	Federal Home Loan Mortgage Corp. (FHLMC):
$279,305	8.500% due 12/1/06-7/1/17	$295,651
162,116	8.000% due 8/1/08-6/1/17	169,912
23,351	9.500% due 10/1/08-8/1/16	24,497
20,230	10.000% due 4/1/09-10/1/09	21,083
9,715	10.250% due 5/1/09-2/1/10	10,218
11,303	9.000% due 8/1/09-10/1/09	11,627
31,810	11.500% due 10/1/15	34,832
637,555	5.000% due 12/15/17-3/1/35	610,660
8,053	15.100% due 2/15/24(a)(h)	1,948
239,048	4.356% due 12/1/34(a)	231,820
225,156	4.079% due 1/1/35(a)	216,822
949,853	5.500% due 4/15/35	939,196
	Gold:
50,193	8.500% due 9/1/08-2/1/18	52,693
38,935	8.000% due 8/1/09-8/1/12	40,068
4,020	9.500% due 4/1/10	4,197
145,557	7.000% due 5/1/12-8/1/12	149,420
2,290,501	5.500% due 10/1/13-7/1/18(b)	2,260,779
221,868	6.500% due 7/1/14(b)	220,343
2,549,738	6.000% due 5/1/16-2/1/33	2,557,112
52,720	5.500% due 4/1/18	52,038
1,125,716	4.500% due 8/1/18-8/1/20	1,066,034
2,996,510	5.000% due 7/1/19-9/1/20	2,894,666
493,614	5.000% due 1/1/36(b)	463,217
2,183,158	6.000% due 1/1/36(b)	2,159,404
1,000,000	5.000% due 6/13/36(c)(d)	937,500

	TOTAL FHLMC	15,425,737

FNMA - 28.6%
	Federal National Mortgage Association (FNMA):
23,633	8.500% due 6/1/06-6/1/17	24,433
33,089	9.000% due 3/1/08-4/1/09	33,599
45,204,336	5.500% due 12/1/08-9/1/35(b)	43,951,343
30,666	9.500% due 11/1/09-11/1/21	31,846
770,449	5.757% due 12/1/11	764,942
7,653	10.750% due 10/1/12	8,009
19,040,562	6.000% due 4/1/16-4/1/36(b)	18,828,587
3,243,673	6.000% due 4/1/17-10/1/35	3,216,731
15,875	8.000% due 8/1/17	16,826
9,617,768	5.000% due 1/1/18-11/1/35(b)	9,181,225
7,717,294	4.000% due 7/1/18-8/1/19(b)	7,153,759
67,145	4.000% due 7/1/18	62,304
3,053,384	4.500% due 7/1/19-11/1/35	2,819,945
4,953	10.000% due 1/1/21	5,408
4,115,478	6.500% due 11/1/23-2/1/36	4,165,800
149,205	7.000% due 9/1/26(b)	153,327
18,268	6.418% due 1/1/30(a)(b)	18,286
55,464	6.565% due 3/1/30(a)(b)	55,078
128,187	5.532% due 10/25/30(a)(b)	129,402
272,033	5.480% due 5/18/32(a)(b)	274,155
490,469	7.000% due 6/1/32-2/1/33	503,364
853,584	3.998% due 4/1/34(a)	826,743
564,824	4.215% due 12/1/34(a)	545,212

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
FNMA - 28.6% (continued)
$75,618		4.256% due 12/1/34(a)	$73,211
6,432,618		4.500% due 1/1/35-10/1/35(b)	5,852,843
1,350,720		4.588% due 9/1/35(a)(b)	1,335,938
875,000		2.124% due 10/1/35(a)	894,985
1,422,483		5.911% due 10/1/35(a)(b)	1,454,973
591,005		5.907% due 11/1/35(a)	604,489
290,186		5.912% due 11/1/35(a)	296,814
295,653		5.916% due 11/1/35(a)	302,406
582,703		5.917% due 11/1/35(a)	596,012
293,364		5.919% due 11/1/35(a)	300,065
5,180,322		5.014% due 1/1/36(a)(b)	5,073,979
5,055,957		6.500% due 3/1/36(b)	5,103,893
765,462		5.000% due 5/1/36	718,287
500,000		4.500% due 6/13/36(c)(d)	454,531
18,000,000		5.000% due 6/13/36(c)(d)	16,886,250
44,700,000		5.500% due 6/13/36(c)(d)	43,051,687
3,000,000		6.000% due 6/13/36(c)(d)	2,963,436
1,500,000		6.500% due 6/13/36(c)(d)	1,512,187
12,100,000		6.000% due 6/19/36-7/13/36(c)	12,053,562
2,200,000		5.000% due 7/13/36(c)	2,062,500
9,500,000		5.500% due 7/13/36(c)	9,143,750
247,534		6.176% due 4/1/40(a)	249,413
940,000		Grantor Trust, 5.763% due 12/25/11	952,311

		TOTAL FNMA	204,707,846

GNMA - 1.4%
		Government National Mortgage Association (GNMA):
179,151		6.500% due 6/15/08	180,440
10,498		11.000% due 7/15/10-9/15/10	11,289
834,503		6.000% due 6/20/15	837,323
111,554		8.500% due 11/20/16-5/15/17	119,162
24,860		9.500% due 12/15/16-8/15/19	27,258
62,480		9.000% due 4/20/17-8/15/30	66,931
248,092		5.631% due 12/16/25(a)(b)	250,807
209,379		5.375% due 2/20/26(a)(b)	210,409
109,030		5.125% due 10/20/27(a)(b)	109,547
3,820		8.000% due 3/20/30(b)	4,060
40,589		8.500% due 4/15/30-8/15/30(b)	43,684
172,469		4.375% due 5/20/30(a)(b)	173,453
30,828		9.000% due 7/15/30-9/15/30(b)	33,546
191,660		5.481% due 3/16/32(a)(b)	193,148
2,978,490		5.000% due 1/15/33-10/15/33	2,835,139
27,663		5.500% due 8/15/33	26,941
43,386		4.500% due 9/15/33(b)	40,039
3,914,001		5.000% due 9/15/33(b)	3,725,624
940,094		3.750% due 5/20/34(a)	909,879

		TOTAL GNMA	9,798,679

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $235,840,494)	229,932,262

ASSET-BACKED SECURITIES - 4.6%
Automobiles - 2.0%
2,450,000	AAA	Capital Auto Receivables Asset Trust, Series 2005-1, Class A4, 4.050% due 7/15/09	2,416,294

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Automobiles - 2.0% (continued)
$1,825,000	AAA	Chase Manhattan Auto Owner Trust, Series 2005-B, Class A3, 4.840% due 7/15/09	$1,813,730
		Ford Credit Auto Owner Trust:
1,900,000	AAA	Series 2005-A, Class A3, 3.480% due 11/15/08(b)	1,880,538
2,100,000	AAA	Series 2006-A, Class A3, 5.070% due 11/15/09(b)	2,087,061
27,925	AAA	M&I Auto Loan Trust, Series 2003-1, Class A3, 2.310% due 2/20/08	27,798
2,375,000	AAA	Nissan Auto Receivables Owner Trust, Series 2005-B, Class A3, 3.990% due 7/15/09(b)	2,341,441
1,850,000	AAA	USAA Auto Owner Trust, Series 2005-4, Class A4, 4.890% due 8/15/12(b)	1,824,410
1,525,000	AAA	Wachovia Auto Owner Trust, Series 2005-B, Class A3, 4.790% due 4/20/10	1,511,236
478,890	AAA	WFS Financial Owner Trust, Series 2005-1, Class A3, 3.590% due 10/19/09(b)	472,012

		Total Automobiles	14,374,520

Credit Card - 1.1%
1,500,000	AAA	Bank One Issuance Trust, Series 2003-A9, Class A9, 3.860% due 6/15/11(b)	1,450,422
		MBNA Credit Card Master Note Trust:
1,775,000	AAA	Series 2003-A7, Class A7, 2.650% due 11/15/10(b)	1,683,559
1,575,000	AAA	Series 2004-A4, Class A4, 2.700% due 9/15/09	1,540,406
1,650,000	AAA	Series 2005-A7, Class A7, 4.300% due 2/15/11(b)	1,613,521
1,900,000	AAA	Series 2006-A1, Class A1, 4.900% due 7/15/11(b)	1,878,675

		Total Credit Card	8,166,583

Home Equity - 1.5%
1,309,261	AAA	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, 5.321% due 10/25/35(a)(b)	1,311,252
573,186	AAA	ACE Securities Corp., Series 2004-SD1, Class A1, 5.571% due 11/25/33(a)	575,724
1,500,000	AAA	Bear Stearns Asset Backed Securities Inc., Series 2004-FR3, Class 1A2, 5.601% due 10/25/34(a)(b)	1,514,242
		Chase Funding Mortgage Loan Asset-Backed Certificates:
5,385	AAA	Series 2002-2, Class 2A1, 5.331% due 5/25/32(a)	5,392
5,562	AAA	Series 2002-3, Class 2A1, 5.401% due 8/25/32(a)	5,568
		Countrywide Asset-Backed Certificates:
5,311	AAA	Series 2001-BC3, Class A, 5.561% due 12/25/31(a)	5,316
5,025	AAA	Series 2002-3, Class 1A1, 5.451% due 5/25/32(a)	5,031
12,759	AAA	Series 2003-BC2, Class 2A1, 5.381% due 6/25/33(a)	12,775
224,001	AAA	Series 2004-S1, Class A1, 5.301% due 12/25/18(a)	224,151
585,823	AAA	Series 2004-SD4, Class A1, 5.461% due 10/25/34(a)(e)	586,813
400,000	AAA	Series 2005-4, Class AF3, 4.456% due 5/25/35(a)	393,371
		Countrywide Home Equity Loan Trust:
10,497	AAA	Series 2002-C, Class A, 5.321% due 5/15/28(a)	10,510
1,146,151	AAA	Series 2005-F, Class 2A, 5.320% due 10/15/35(a)(b)	1,147,355
1,067,989	AAA	Series 2005-H, Class 2A, 5.321% due 10/25/35(a)(b)	1,070,249
1,847	AAA	Delta Funding Home Equity Loan Trust, Series 1998-4, Class A1A, 6.281% due 2/15/31(a)	1,849
		EMC Mortgage Loan Trust:
15,790	AAA	Series 2002-B, Class A1, 5.731% due 10/25/32(a)(e)	15,790
83,204	AAA	Series 2003-A, Class A1, 5.631% due 8/25/40(a)(e)	84,063
1,746,032	AAA	GSAMP Trust, Series 2006-S2, Class A1A, 5.151% due 4/25/36(a)(b)	1,747,001
		Option One Mortgage Loan Trust:
8,108	AAA	Series 2002-6, Class A2, 5.481% due 1/25/33(a)	8,131
15,786	AAA	Series 2003-1, Class A2, 5.501% due 2/25/33(a)	15,830
100,000	AAA	Public Service New Hampshire Funding LLC, Series 2001-1, Class A3, 6.480% due 5/1/15	104,330
94,816	AAA	Residential Asset Mortgage Products Inc., Series 2004-RS10, Class AII1, 5.251% due 5/25/27(a)(b)	94,883

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Home Equity - 1.5% (continued)
$1,095,588	AAA	Residential Funding Mortgage Securities II Inc., Series 2005-HS1, Class AI1, 5.201% due 7/25/20 (a)(b)	$1,093,683
		Structured Asset Securities Corp.:
73,456	AAA	Series 2002-14A, Class 2A1, 6.150% due 7/25/32(a)(b)	74,438
457,252	AAA	Series 2003-AL1, Class A, 3.357% due 4/25/31(e)	402,953

		Total Home Equity	10,510,700

		TOTAL ASSET-BACKED SECURITIES (Cost - $33,366,128)	33,051,803

COLLATERALIZED MORTGAGE OBLIGATIONS - 16.8%
		Banc of America Commercial Mortgage Inc.:
982,896	Aaa(f)	Series 2001-1, Class A2, 6.503% due 4/15/36	1,014,224
875,159	AAA	Series 2003-1, Class A1, 3.878% due 9/11/36	831,726
1,060,000	AAA	Series 2005-1, Class A4, 4.894% due 11/10/42(a)	1,028,825
1,000,000	AAA	Series 2005-3, Class A3A, 4.621% due 7/10/43	944,213
		Banc of America Funding Corp.:
14,577	AAA	Series 2003-1, Class A1, 6.000% due 5/20/33	14,312
718,398	AAA	Series 2005-B, Class 2A1, 5.116% due 4/25/35(a)	706,227
442,924	Aaa(f)	Bank of America Alternative Loan Trust, Series 2004-6, Class 4A1, 5.000% due 7/25/19	426,900
1,200,000	AAA	Bank of America-First Union NB Commercial Mortgage, Series 2001-3, Class A2, 5.460% due 4/11/37	1,189,275
232,846	AAA	Bayview Financial Acquisition Trust, Series 2003-F, Class A, 5.591% due 9/28/43(a)	233,174
138,990	AAA	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1, 5.619% due 2/25/33(a)(b)	137,417
		Bear Stearns Alt-A Trust:
970,107	AAA	Series 2005-2, Class 2A4, 4.766% due 4/25/35(a)	951,173
577,149	AAA	Series 2005-4, Class 23A2, 5.409% due 5/25/35(a)(b)	570,308
		Bear Stearns Commercial Mortgage Securities Inc.:
325,000	AAA	Series 2004-PWR6, Class A6, 4.825% due 11/11/41	303,602
1,030,000	Aaa(f)	Series 2005-PWR7, Class A2, 4.945% due 2/11/41	994,352
159,417	Aaa(f)	Capco America Securitization Corp., Series 1998-D7, Class A1A, 5.860% due 10/15/30(b)	159,155
		Chase Commercial Mortgage Securities Corp.:
2,000,000	AAA	Series 1997-1, Class D, 7.370% due 6/19/29(b)	2,023,853
410,000	AAA	Series 2000-3, Class A2, 7.319% due 10/15/32	432,876
1,625,000	AAA	Chase Manhattan Bank-First Union National Bank, Series 1999-1, Class A2, 7.439% due 8/15/31(b)	1,705,122
		Commercial Mortgage Acceptance Corp.:
100,000	AAA	Series 1997-ML1, Class A3, 6.570% due 12/15/30	100,928
794,977	AAA	Series 1998-C2, Class A2, 6.030% due 9/15/30	799,944
920,000	AAA	Commercial Mortgage Asset Trust, Series 1999-C2, Class A2, 7.546% due 11/17/32(a)	966,027
		Commercial Mortgage Pass Through Certificates:
1,475,000	AAA	Series 2004-LB2A, Class A3, 4.221% due 3/10/39(b)	1,398,097
800,000	AAA	Series 2005-F10A, Class MOA1, 5.261% due 3/15/20(a)(b)(e)	800,550
		Countrywide Alternative Loan Trust:
880,869	AAA	Series 2005-27, Class 2A3, 5.571% due 8/25/35(a)	887,475
1,752,913	AAA	Series 2005-59, Class 1A1, 5.411% due 10/25/35(a)(b)	1,760,686
		Countrywide Home Loans:
1,050,902	AAA	Series 2005-11, Class 3A3, 5.175% due 7/25/35(a)(b)	1,055,960
888,255	AAA	Series 2005-11, Class 6A1, 5.381% due 3/25/35(a)	893,154
1,086,793	AAA	Series 2005-R1, Class 1AF1, 5.441% due 3/25/35(a)(b)(e)	1,090,824
3,113,678	Aaa(f)	CS First Boston Mortgage Securities Corp., Series 1998-C2, Class A2, 6.300% due 11/11/30(b)	3,160,234

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 16.8% (continued)
$112,012	Aaa(f)	Deutsche Mortgage and Asset Receiving Corp., Series 1998-C1, Class A2, 6.538% due 6/15/31	$113,302
		DLJ Commercial Mortgage Corp.:
1,445,000	Aaa(f)	Series 1999-CG3, Class A1B, 7.340% due 10/10/32	1,518,270
1,638,913	Aaa(f)	Series 2000-CKP1, Class A1B, 7.180% due 11/10/33(b)	1,721,951
839,252	AAA	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 5.480% due 11/19/44(a)	843,467
		Federal Home Loan Mortgage Corp. (FHLMC):
2,160,000	AAA	PAC-1(11), Series 3078, Class PA, 5.500% due 7/15/24(b)	2,153,480
1,225,000	AAA	Series 2911, Class BU, 5.000% due 9/15/23	1,209,911
2,351,511	AAA	Series 2966, Class NW, 5.000% due 8/15/25(b)	2,325,323
1,025,000	AAA	Series 3084, Class BC, 5.500% due 12/15/24	1,022,314
1,829,759	AAA	Series 3110, Class HA, 5.500% due 1/15/27(b)	1,822,357
1,347,506	AAA	Series 3131, Class MA, 5.500% due 11/15/27	1,343,255
2,144,828	AAA	STRIPS, Series 231, Class IO, 5.500% due 8/1/35(h)	590,554
2,167,788	AAA	STRIPS, Series 232, Class IO, 5.000% due 8/1/35(h)	584,872
2,728,095	AAA	Structured Pass Through Securities, Series T-61, Class 1A1, 5.411% due 7/25/44(a)(b)	2,757,689
		Federal National Mortgage Association (FNMA):
		Grantor Trust:
372,701	AAA	Series 2000-T06, Class A3, 5.304% due 1/25/28(a)	377,533
215,611	AAA	Series 2002-T06, Class A1, 3.310% due 2/25/32	198,169
1,495,773	AAA	Series 2005-057, Class PA, PAC, 5.500% due 5/25/27	1,490,543
757,269	AAA	Series 2005-058, Class EP, PAC, 5.500% due 7/25/35	748,163
1,520,000	AAA	Series 2005-084, Class XM, 5.750% due 10/25/35	1,506,604
1,024,993	AAA	Series 2005-105, Class TL, PAC, 5.500% due 11/25/31	1,019,405
2,645,982	AAA	Series 367, Class 2, 5.500% due 1/25/36(h)	745,167
		First Union National Bank Commercial Mortgage:
1,525,000	AAA	Series 1999-C4, Class A2, 7.390% due 12/15/31(b)	1,602,279
1,700,000	AAA	Series 2001-C2, Class A2, 6.663% due 1/12/43(b)	1,768,206
925,000	AAA	Series 2001-C3, Class A3, 6.423% due 8/15/33	955,049
1,792,500	AAA	Series 2001-C4, Class A1, 5.673% due 1/12/11(b)	1,796,290
688,553	AAA	First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class A2, 6.560% due 11/18/35	697,850
351,019	AAA	Fremont Home Loan Trust, Series 2004-C, Class 2A1, 5.351% due 1/25/32(a)	351,427
		GE Capital Commercial Mortgage Corp.:
1,130,000	Aaa(f)	Series 2002-1A, Class A3, 6.269% due 12/10/35	1,162,859
1,850,000	AAA	Series 2005-C4, Class A4, 5.333% due 11/10/45(a)(b)	1,792,512
		GMAC Commercial Mortgage Securities Inc.:
146,315	Aaa(f)	Series 1998-C1, Class A2, 6.700% due 5/15/30	148,723
752,187	Aaa(f)	Series 1999-C3, Class A2, 7.179% due 8/15/36	781,442
975,000	AA+	Series 2000-C2, Class B, 7.594% due 6/16/10	1,042,690
1,745,000	AAA	Series 2001-C1, Class A2, 6.465% due 4/15/34(b)	1,804,995
		GS Mortgage Securities Corp. II:
1,226,546	AAA	Series 1998-C1, Class A3, 6.135% due 10/18/30	1,238,805
300,000	AAA	Series 2001-ROCK, Class A2, 6.624% due 5/3/18(b)(e)	314,353
1,225,000	AAA	Series 2005-GG4, Class A4, 4.761% due 7/10/39	1,135,513
600,000	AAA	Series 2006-GG6, Class A4, 5.553% due 4/10/38(a)	587,761
712,120	AAA	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 4.540% due 9/25/35(a)(b)	694,078
923,167	AAA	Homebanc Mortgage Trust, Series 2005-04, Class A1, 5.351% due 1/25/35(a)	925,087
30,166	AAA	Impac CMB Trust, Series 2003-1, Class 1A1, 5.881% due 2/25/33(a)	30,199
88,759	AAA	Impac Secured Assets Corp., Series 2004-3, Class 1A1, 5.281% due 12/25/34(a)	88,821

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 16.8% (continued)
		Indymac Index Mortgage Loan Trust:
$862,346	AAA	Series 2004-AR15, Class 1A1, 5.090% due 2/25/35(a)	$857,609
301,817	AAA	Series 2005-AR15, Class A2, 5.099% due 9/25/35(a)	288,048
		JPMorgan Chase Commercial Mortgage Securities Corp.:
635,000	AAA	Series 2003-C1, Class A2, 4.985% due 1/12/37	609,838
80,000	Aaa(f)	Series 2005-CB12, Class A4, 4.895% due 9/12/37	74,781
100,000	Aaa(f)	Series 2005-CB13, Class A4, 5.294% due 1/12/43(a)	96,547
1,200,000	Aaa(f)	Series 2005-LDP4, Class A4, 4.918% due 10/15/42(a)(b)	1,122,076
2,797,861	AAA	JPMorgan Mortgage Trust, Series 2006-A2, Class 5A3, 3.753% due 11/25/33(a)(b)	2,711,612
1,404,871	AAA	Keycorp, Series 2000-C1, Class A2, 7.727% due 5/17/32	1,490,734
		LB Commercial Conduit Mortgage Trust:
2,054,705	AAA	Series 1998-C4, Class A2, 6.300% due 10/15/35(b)	2,084,428
267,640	Aaa(f)	Series 1999-C2, Class A1, 7.105% due 10/15/32	268,660
		LB-UBS Commercial Mortgage Trust:
693,319	AAA	Series 2000-C5, Class A1, 6.410% due 12/15/19	700,152
1,150,000	AAA	Series 2004-C6, Class A2, 4.187% due 8/15/29	1,105,067
310,000	AAA	Series 2005-C3, Class A5, 4.739% due 7/15/35	287,023
400,000	AAA	Series 2005-C3, Class AAB, 4.664% due 10/17/14	377,494
		Lehman XS Trust:
1,251,332	AAA	Series 2005-5N, Class 1A1, 5.381% due 11/25/35(a)(b)	1,251,723
758,706	AAA	Series 2005-7N, Class 1A1B, 5.381% due 12/25/35(a)	762,508
1,600,000	AAA	Master Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, 3.786% due 11/21/34(a)(b)	1,501,533
419,988	AAA	MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 4A1, 5.202% due 5/25/34 (a)(b)	416,076
462,993	AAA	Merrill Lynch Mortgage Investors Inc., Series 2005-A2, Class A2, 4.493% due 2/25/35(a)	449,426
670,000	AAA	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.844% due 5/12/39(a)	666,116
		MLCC Mortgage Investors Inc.:
269,373	Aaa(f)	Series 2005-1, Class 2A1, 4.969% due 4/25/35(a)	264,035
826,077	Aaa(f)	Series 2005-1, Class 2A2, 4.969% due 4/25/35(a)	809,707
480,000	AAA	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.946% due 8/13/42	452,297
1,852,272	AAA	Mortgage Capital Funding Inc., Series 1998-MC1, Class A2, 6.663% due 3/18/30(b)	1,871,897
		Nationslink Funding Corp.:
2,039,932	Aaa(f)	Series 1998-1, Class A3, 6.395% due 3/20/30(b)	2,050,620
60,112	AAA	Series 1999-LTL1, Class A2, 6.867% due 1/22/26	62,108
		Residential Asset Mortgage Products Inc.:
29,960	AAA	Series 2003-RS4, Class AIIB, 5.411% due 5/25/33(a)	30,267
391,571	AAA	Series 2004-SL4, Class A5, 7.500% due 7/25/32	399,892
246,370	AAA	Residential Asset Securities Corp., Series 2003-KS1, Class A1, 5.491% due 1/25/33(a)	246,872
		Small Business Administration:
779,321	Aaa(f)	Series 1999-P10B, Class 1, 7.540% due 8/10/09(b)	811,891
911,874	Aaa(f)	Series 2000-P10A, Class 1, 8.017% due 2/10/10(b)	959,017
1,242,027	NR	Series 2005-P10A, Class 1, 4.638% due 2/10/15	1,176,566
		Small Business Administration Participation Certificates:
714,286	Aaa(f)	7.700% due 7/1/16(b)	742,949
1,217,797	NR	Series 1993-20K, Class 1, 6.150% due 11/1/13(b)	1,233,043
373,093	NR	Series 1995-20J, Class 1, 6.850% due 10/1/15(b)	382,628
812,781	Aaa(f)	Series 1995-20K, Class 1, 6.650% due 11/1/15(b)	830,861
2,633,662	Aaa(f)	Series 1999-20L, Class 1, 7.190% due 12/1/19(b)	2,757,473
2,072,756	Aaa(f)	Series 2000-20A, Class 1, 7.590% due 1/1/20(b)	2,193,300
2,006,081	NR	Series 2002-20K, Class 1, 5.080% due 11/1/22(b)	1,944,565
		Structured Adjustable Rate Mortgage Loan Trust:
1,509,620	AAA	Series 2004-06, Class 4A1, 4.844% due 6/25/34(a)	1,448,538

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 16.8% (continued)
$914,322	AAA	Series 2004-16, Class 1A2, 4.981% due 11/25/34(a)	$919,246
1,092,287	AAA	Series 2005-19XS, Class 1A1, 5.401% due 9/25/35(a)	1,098,682
		Washington Mutual Inc.:
1,988,823	AAA	Series 2003-R1, Class A1, 5.351% due 12/25/27(a)(b)	1,988,777
123,377	AAA	Series 2004-AR11, Class A, 4.576% due 10/25/34(a)	120,033
829,236	AAA	Series 2004-AR12, Class A2A, 5.390% due 10/25/44(a)	831,266
1,000,000	AAA	Series 2005-AR04, Class A5, 4.676% due 4/25/35(a)	959,930
2,120,566	AAA	Series 2005-AR13, Class A1A1, 5.371% due 10/25/45(a)(b)	2,134,149
1,781,195	AAA	Series 2005-AR19, Class A1A2, 5.371% due 12/26/45(a)(b)	1,788,012
1,426,690	AAA	Washington Mutual Pass Through Certificates, Series 2005-AR15, Class A1A2, 5.361% due 12/25/45(a)(b)	1,431,912
1,568,770	AAA	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 4.527% due 6/25/34(a)	1,511,157

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $121,474,010)	120,165,022

CORPORATE BONDS & NOTES - 13.8%
Aerospace & Defense - 0.0%
80,000	A	Boeing Capital Corp., 6.500% due 2/15/12	83,025
25,000	B+	DRS Technologies Inc., Senior Subordinated Notes, 6.625% due 2/1/16	24,375
70,000	BBB+	Loral Corp., Debentures, 7.000% due 9/15/23	75,374
105,000	BBB+	Northrop Grumman Corp., Debentures, 7.750% due 2/15/31	123,516
		Raytheon Co., Notes:
12,000	BBB	6.750% due 8/15/07	12,174
33,000	BBB	6.150% due 11/1/08	33,458

		Total Aerospace & Defense	351,922

Auto Components - 0.0%
50,000	B-	Visteon Corp., Senior Notes, 8.250% due 8/1/10	46,750

Automobiles - 0.8%
		DaimlerChrysler North America Holding Corp.:
300,000	BBB	5.875% due 3/15/11	297,022
100,000	BBB	Medium-Term Notes, Series D, 6.160% due 8/8/06(a)(b)	100,132
		Notes:
330,000	BBB	4.050% due 6/4/08	319,946
2,800,000	BBB	5.330% due 3/13/09(a)(b)	2,809,318
285,000	BBB	4.875% due 6/15/10	273,918
610,000	BB-	Ford Motor Co., Notes, 7.450% due 7/16/31	445,300
		General Motors Corp., Senior Debentures:
1,065,000	B-	8.250% due 7/15/23	806,737
280,000	B-	8.375% due 7/15/33	213,850
110,000	AAA	Toyota Motor Credit Corp., Notes, 2.875% due 8/1/08	104,397

		Total Automobiles	5,370,620

Beverages - 0.0%
215,000	A+	Anheuser-Busch Cos. Inc., Notes, 4.950% due 1/15/14	204,503

Capital Markets - 0.4%
275,000	A+	Bank of New York Co. Inc., Senior Notes, 3.750% due 2/15/08	267,587
20,000	B+	E*TRADE Financial Corp., Senior Notes, 7.375% due 9/15/13	20,350
		Goldman Sachs Group Inc., Notes:
230,000	A+	4.500% due 6/15/10	220,762
135,000	A+	4.750% due 7/15/13	126,294
180,000	A-	Lehman Brothers Holdings E-Capital Trust I, Enhanced Capital Advantaged Preferred Securities, 5.550% due 8/19/65(e)	180,758

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Capital Markets - 0.4% (continued)
		Lehman Brothers Holdings Inc.:
$300,000	A+	Medium-Term Notes, Series H, 4.500% due 7/26/10	$287,938
350,000	A+	Notes, 4.000% due 1/22/08	341,808
		Morgan Stanley:
940,000	A+	5.050% due 1/21/11	916,735
25,000	A+	6.750% due 4/15/11	26,124
		Notes:
125,000	A+	5.800% due 4/1/07	125,391
390,000	A+	3.625% due 4/1/08	377,343

		Total Capital Markets	2,891,090

Chemicals - 0.0%
23,000	BB	IMC Global Inc., Series B, 10.875% due 6/1/08	24,840
9,000	BB-	Lyondell Chemical Co., Senior Secured Notes, Series A, 9.625% due 5/1/07	9,304
29,000	BB+	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	28,057

		Total Chemicals	62,201

Commercial Banks - 3.0%
90,000	A+	Bank One Corp., Notes, 2.625% due 6/30/08	85,001
200,000	AA-	Banque Paribas NY, Subordinated Notes, 6.875% due 3/1/09	206,333
		Countrywide Bank NA, Certificate of Deposit:
1,000,000	A3(f)	5.091% due 9/15/06(a)(b)	1,000,102
2,100,000	A	4.911% due 10/18/06(a)	2,100,000
500,000	AAA	Depfa ACS Bank, Senior Notes, Series DTC, 3.625% due 10/29/08	481,250
425,000	AA-	Deutsche Bank AG NY, 3.843% due 3/15/07(a)	418,200
		HBOS Treasury Services PLC, Notes:
195,000	AA	3.600% due 8/15/07(e)	190,878
415,000	AA	3.500% due 11/30/07(e)	403,944
		HSBC Bank USA:
1,575,000	AA	3.870% due 6/7/07	1,552,044
600,000	AA	Senior Notes, Series BKNT, 5.000% due 9/21/07(a)(b)	600,730
20,000	AA	Rabobank Capital Funding II, 5.260% due 12/31/49(a)(e)	19,041
40,000	AA	Rabobank Capital Funding Trust III, Subordinated Notes, 5.254% due 12/29/49(a)(e)	37,310
2,400,000	AAA	Rabobank Nederland, Senior Notes, 5.088% due 1/15/09(a)(b)(e)	2,400,785
70,000	BBB-	Resona Preferred Global Securities Cayman Ltd., 7.191% due 12/29/49(a)(e)	71,143
660,000	A	Royal Bank of Scotland Group PLC, 9.118% due 3/31/49	733,804
1,600,000	AA-	Santander US Debt SA, Notes, 5.220% due 2/6/09(a)(b)(e)	1,601,454
400,000	BBB-	Shinsei Finance Cayman Ltd., Bonds, 6.418% due 1/29/49(a)(e)	385,062
10,000	A-	Sumitomo Mitsui Banking Corp., New York, Subordinated Notes, 8.000% due 6/15/12	11,070
		SunTrust Banks Inc.:
265,000	A+	Deposit Notes, 4.415% due 6/15/09	256,782
		Senior Notes:
385,000	A+	3.625% due 10/15/07	374,595
145,000	A+	4.000% due 10/15/08	140,276
		U.S. Bancorp:
2,100,000	AA-	Medium Term Notes, 5.121% due 4/28/09(a)(b)	2,101,304
160,000	AA-	Senior Medium-Term Notes, Series N, 3.950% due 8/23/07	156,926
550,000	AA	U.S. Bank National Association, Senior Bank Notes, 4.400% due 8/15/08	538,875
3,275,000	AA-	Wachovia Bank NA, Senior Notes, Series DPNT, 4.980% due 3/23/09(a)(b)	3,277,139
275,000	AA-	Wachovia Bank North America, Senior Bank Notes, 4.375% due 8/15/08	268,819
230,000	A-	Wachovia Capital Trust III, Bank Guaranteed, 5.800% due 8/29/49(a)	223,754
340,000	A	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14	325,297
		Wells Fargo & Co.:
		Senior Notes:
25,000	AA-	5.125% due 2/15/07	24,963

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Commercial Banks - 3.0% (continued)
$625,000	AA-	4.200% due 1/15/10	$598,246
165,000	AA-	4.625% due 8/9/10	159,184
510,000	AA-	4.875% due 1/12/11	495,664
10,000	A+	Subordinated Notes, 5.000% due 11/15/14	9,428

		Total Commercial Banks	21,249,403

Commercial Services & Supplies - 0.1%
30,000	B	DI Finance/DynCorp International LLC, Senior Subordinated Notes, 9.500% due 2/15/13	31,575
9,000	BB-	NationsRent Inc., Secured Notes, 9.500% due 10/15/10	9,720
50,000	BB	Service Corp. International, Senior Notes, 7.500% due 6/15/17(e)	47,750
		Waste Management Inc.:
185,000	BBB	6.375% due 11/15/12	189,360
40,000	BBB	7.375% due 5/15/29	43,411
100,000	BBB	Senior Notes, 7.750% due 5/15/32	113,981

		Total Commercial Services & Supplies	435,797

Computers & Peripherals - 0.0%
50,000	B-	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13(e)	52,688

Consumer Finance - 0.9%
		Ford Motor Credit Co.:
100,000	BB-	Bonds, 7.375% due 2/1/11	89,891
		Notes:
835,000	BB-	6.625% due 6/16/08	791,181
30,000	BB-	7.875% due 6/15/10	27,702
		Senior Notes:
2,600,000	BB-	5.800% due 1/12/09(b)	2,377,573
85,000	BB-	7.250% due 10/25/11	75,588
		General Motors Acceptance Corp.:
220,000	BB	4.500% due 7/15/06	219,520
240,000	BB	Bonds, 6.150% due 4/5/07	236,755
140,000	BB	Global Notes, 6.125% due 2/1/07	138,626
10,000	BB	Medium-Term Notes, 4.375% due 12/10/07	9,475
		Notes:
130,000	BB	6.125% due 8/28/07	127,258
360,000	BB	6.125% due 1/22/08	348,739
220,000	BB	7.750% due 1/19/10	215,707
2,090,000	BB	Senior Notes, 5.850% due 1/14/09(b)	1,973,620
90,000	A	SLM Corp., Notes, CPI-Indexed, 4.490% due 4/1/09(a)	87,365

		Total Consumer Finance	6,719,000

Containers & Packaging - 0.0%
10,000	CCC+	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	10,250

Diversified Consumer Services - 0.0%
35,000	B	Hertz Corp., Senior Notes, 8.875% due 1/1/14(e)	36,575

Diversified Financial Services - 2.2%
200,000	BBB+	Aiful Corp., Notes, 5.000% due 8/10/10(e)	190,718
725,000	AA+	AIG SunAmerica Global Financing XII, Notes, 5.300% due 5/30/07(e)	723,860
800,000	BBB	BAE Systems Holdings Inc., 5.570% due 8/15/08(a)(b)(e)	801,782
		Bank of America Corp.:
		Senior Notes:
375,000	AA-	3.875% due 1/15/08	366,101
320,000	AA-	4.500% due 8/1/10	308,130
		Subordinated Notes:
850,000	A+	7.800% due 2/15/10	910,575

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Diversified Financial Services - 2.2% (continued)
$50,000	A+	7.400% due 1/15/11	$53,550
150,000	AA	Belvoir Land LLC, Series A-1, 5.270% due 12/15/47(e)	128,218
70,000	A	CIT Group Inc., Senior Notes, 7.750% due 4/2/12	76,537
10,000	BB-	Eircom Funding, 8.250% due 8/15/13	10,775
		General Electric Capital Corp.:
2,430,000	AAA	5.000% due 11/15/11(b)	2,361,003
		Medium-Term Notes, Series A:
105,000	AAA	3.450% due 7/16/07	102,852
3,130,000	AAA	3.450% due 1/15/08(a)(b)	3,122,676
145,000	AAA	4.250% due 1/15/08	142,420
330,000	AAA	4.125% due 9/1/09	317,058
1,175,000	AAA	Notes, 3.500% due 8/15/07	1,149,077
10,000	B	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes, 9.000% due 7/15/14	10,400
		HSBC Finance Corp.:
		Notes:
20,000	AA-	7.200% due 7/15/06	20,040
100,000	AA-	4.750% due 5/15/09	97,784
585,000	AA-	4.125% due 11/16/09	558,029
50,000	AA-	6.375% due 10/15/11	51,435
20,000	AA-	Senior Notes, 8.000% due 7/15/10	21,670
220,000	A	ILFC E-Capital Trust I, 5.900% due 12/21/65(a)(e)	215,147
240,000	AA	Irwin Land LLC, 5.300% due 12/15/35(e)	212,748
		JPMorgan Chase & Co.:
210,000	A	5.150% due 10/1/15	197,686
500,000	A+	Senior Notes, 5.250% due 5/30/07	498,791
545,000	A	Subordinated Notes, 5.125% due 9/15/14	516,404
310,000	A-	JPMorgan Chase Capital XIII, Bonds, Series M, 5.910% due 9/30/34(a)	313,273
310,000	AAA	MassMutual Global Funding II, 2.550% due 7/15/08(e)	291,907
190,000	BBB	MUFG Capital Finance 1 Ltd., 6.346% due 7/29/49(a)	187,432
425,000	A+	Nationwide Building Society, Notes, 4.250% due 2/1/10(e)	405,945
330,000	AA+	New York Life Global Funding, Notes, 3.875% due 1/15/09(e)	316,800
250,000	AA-	Pricoa Global Funding I, Secured Notes, 4.350% due 6/15/08(e)	243,972
205,000	AA	Principal Life Global Funding I, Notes, 3.625% due 4/30/08(e)	197,845
130,000	AAA	TIAA Global Markets Inc., Senior Notes, 3.875% due 1/22/08(e)	126,636
225,000	AAA	USAA Capital Corp., Medium-Term Notes, Series B, 4.000% due 12/10/07(e)	220,113

		Total Diversified Financial Services	15,469,389

Diversified Telecommunication Services - 0.9%
70,000	A	BellSouth Corp., Notes, 4.750% due 11/15/12	65,413
295,000	A-	British Telecommunications PLC, Bonds, 8.375% due 12/15/10(a)	325,639
60,000	B-	Cincinnati Bell Inc., 7.000% due 2/15/15	58,350
20,000	BB+	Citizens Communications Co., Notes, 9.250% due 5/15/11	21,825
220,000	A-	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	209,530
185,000	A-	Deutsche Telekom International Finance BV, Bonds, 8.250% due 6/15/30(a)	214,435
50,000	A	GTE Corp., Debentures, 6.940% due 4/15/28	49,298
40,000	B+	Intelsat Subsidiary Holding Co., Ltd., Senior Notes, 8.875% due 1/15/15	40,700
300,000	BBB+	Koninklijke KPN NV, Senior Note, 8.375% due 10/1/30	324,990
		Qwest Communications International Inc.:
20,000	B	7.250% due 2/15/11	19,900
470,000	B	Senior Notes, 8.670% due 2/15/09(a)	480,575
		SBC Communications Inc.:
800,000	A	4.214% due 6/5/07	800,016
		Notes:
170,000	A	5.100% due 9/15/14	159,062

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Diversified Telecommunication Services - 0.9% (continued)
$1,600,000	A	4.206% due 6/5/21(e)	$1,600,032
		Telecom Italia Capital SA:
30,000	BBB+	5.250% due 11/15/13	28,065
160,000	BBB+	4.950% due 9/30/14	145,295
10,000	BBB+	Notes, 5.250% due 10/1/15	9,161
70,000	BBB+	Senior Notes, 6.000% due 9/30/34	60,833
160,000	BBB+	Telefonica Europe BV, 7.750% due 9/15/10	170,858
700,000	A	Verizon Communications Inc., Notes, 5.550% due 2/15/16(b)	661,298
		Verizon Global Funding Corp., Notes:
5,000	A	6.875% due 6/15/12	5,216
165,000	A	7.375% due 9/1/12	176,552
165,000	A	Verizon Maryland Inc., Debentures, Series B, 5.125% due 6/15/33	125,010
340,000	A	Verizon New Jersey Inc., Debentures, Series A, 5.875% due 1/17/12	333,429

		Total Diversified Telecommunication Services	6,085,482

Electric Utilities - 0.6%
85,000	BB-	AES Corp., Secured Notes, 8.750% due 5/15/13(e)	92,225
30,000	BBB-	Cleveland Electric Illuminating Co., Senior Notes, 5.650% due 12/15/13	29,318
900,000	BBB(g)	DPL Inc., Senior Notes, 8.000% due 3/31/09(b)(e)	951,346
230,000	BBB	Exelon Corp., Bonds, 5.625% due 6/15/35	202,893
		FirstEnergy Corp., Notes:
20,000	BBB-	5.500% due 11/15/06	19,986
40,000	BBB-	Series B, 6.450% due 11/15/11	40,904
565,000	BBB-	Series C, 7.375% due 11/15/31	607,908
185,000	A	Florida Power & Light Co., 4.950% due 6/1/35	154,355
245,000	BBB	Florida Power Corp., First Mortgage, 5.900% due 3/1/33	228,908
5,000	A+	Hydro-Quebec, Global Debentures, Series JL, 6.300% due 5/11/11	5,169
40,000	BBB+	Midamerican Energy Holdings Co., Senior Notes, 5.875% due 10/1/12	39,986
110,000	A-	Niagara Mohawk Power Corp., Senior Notes, Series G, 7.750% due 10/1/08	114,936
300,000	BBB	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	283,967
800,000	BBB	PSEG Power LLC, 7.750% due 4/15/11(b)	859,685
125,000	A-	Public Service Electric & Gas Co., Medium-Term Notes, Series D, 5.250% due 7/1/35	108,395
300,000	BBB+	Scottish Power PLC, Notes, 4.910% due 3/15/10	291,456
175,000	AA	SP PowerAssets Ltd., Notes, 3.800% due 10/22/08(e)	168,336
130,000	BBB-	TXU Electric Delivery Co., Senior Secured Notes, 6.375% due 1/15/15	131,576
250,000	BBB	Virginia Electric and Power Co., Medium-Term Notes, Series F, 5.730% due 11/25/08	250,137

		Total Electric Utilities	4,581,486

Energy Equipment & Services - 0.1%
		Halliburton Co.:
100,000	BBB+	Debentures, 7.600% due 8/15/96	110,667
450,000	BBB+	Senior Notes, 5.500% due 10/15/10	448,160
60,000	BB-	Pride International Inc., Senior Notes, 7.375% due 7/15/14	61,650
18,000	B+	Southern Natural Gas Co., Notes, 8.000% due 3/1/32	19,019

		Total Energy Equipment & Services	639,496

Food & Staples Retailing - 0.1%
580,000	AA	Wal-Mart Stores Inc., Notes, 3.375% due 10/1/08	554,470

Food Products - 0.0%
160,000	BBB+	Kraft Foods Inc., Senior Notes, 5.625% due 11/1/11	158,536

Gas Utilities - 0.0%
250,000	BBB	CenterPoint Energy Resources Corp., Notes, 6.150% due 5/1/16	249,982

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Health Care Providers & Services - 0.2%
$50,000	BBB-	AmerisourceBergen Corp., 5.875% due 9/15/15(e)	$48,411
60,000	B	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	58,800
		HCA Inc.:
		Debentures:
280,000	BB+	6.250% due 2/15/13	267,226
120,000	BB+	7.190% due 11/15/15	119,582
30,000	BB+	Senior Notes, 7.875% due 2/1/11	31,231
49,000	BB+	Omnicare Inc., Senior Subordinated Notes, 6.875% due 12/15/15	47,775
		Tenet Healthcare Corp., Senior Notes:
76,000	B	6.375% due 12/1/11	69,445
621,000	B	9.875% due 7/1/14	634,972
260,000	A	Unitedhealth Group Inc., Senior Notes, 5.800% due 3/15/36	234,714
150,000	BB+	WellPoint Inc., Notes, 5.950% due 12/15/34	137,810

		Total Health Care Providers & Services	1,649,966

Hotels, Restaurants & Leisure - 0.4%
		Boyd Gaming Corp., Senior Subordinated Notes:
25,000	B+	6.750% due 4/15/14	24,250
80,000	B+	7.125% due 2/1/16	79,000
911,000	BBB-	Caesars Entertainment Inc., Senior Notes, 8.500% due 11/15/06(b)	922,390
10,000	BB	Hilton Hotels Corp., Notes, 7.625% due 5/15/08	10,325
30,000	B	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	32,250
		Mandalay Resort Group:
20,000	BB	Debentures, 7.000% due 11/15/36	20,500
		Senior Notes:
10,000	BB	9.500% due 8/1/08	10,700
35,000	BB	8.500% due 9/15/10	37,100
200,000	B+	Senior Subordinated, Notes, Series B, 10.250% due 8/1/07(b)	210,500
		MGM MIRAGE Inc.:
		Senior Notes:
50,000	BB	6.750% due 9/1/12	49,375
50,000	BB	6.625% due 7/15/15	47,750
6,000	B+	Senior Subordinated Notes, 9.750% due 6/1/07	6,232
1,000,000	BB	Mirage Resorts Inc., Senior Notes, 7.250% due 10/15/06(b)	1,008,750
		Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
2,000	B+	6.375% due 7/15/09	1,978
10,000	B+	8.000% due 4/1/12	10,300
20,000	B+	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	21,450
30,000	BB+	Starwood Hotels & Resorts Worldwide Inc., Senior Notes, 7.375% due 5/1/07	30,487
		Station Casinos Inc.:
28,000	BB-	Senior Notes, 6.000% due 4/1/12	26,950
		Senior Subordinated Notes:
20,000	B+	6.875% due 3/1/16	19,425
35,000	B+	6.625% due 3/15/18	32,725

		Total Hotels, Restaurants & Leisure	2,602,437

Household Durables - 0.1%
10,000	BB	Beazer Homes USA Inc.,, 8.375% due 4/15/12	10,338
8,000	BB+	Schuler Homes Inc., Senior Subordinated Notes, 10.500% due 7/15/11	8,450
390,000	BBB-	Toll Brothers Financial Corp., Senior Notes, 6.875% due 11/15/12	392,313

		Total Household Durables	411,101

Household Products - 0.1%
20,000	CCC+	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12	20,300

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Household Products - 0.1% (continued)
$500,000	A-	Clorox Co., Senior Notes, 5.025% due 12/14/07(a)(b)	$500,861

		Total Household Products	521,161

Independent Power Producers & Energy Traders - 0.2%
		Duke Energy Corp.:
150,000	BBB	Notes, 6.250% due 1/15/12	153,132
310,000	BBB	Senior Notes, 5.625% due 11/30/12	308,916
110,000	B-	Dynegy Holdings Inc., Senior Notes, 8.750% due 2/15/12	114,400
80,000	B-	NRG Energy Inc., Senior Notes, 7.250% due 2/1/14	80,200
540,000	BB+	TXU Corp., Senior Notes, Series R, 6.550% due 11/15/34	482,061

		Total Independent Power Producers & Energy Traders	1,138,709

Industrial Conglomerates - 0.2%
150,000	AAA	General Electric Co., Notes, 5.000% due 2/1/13	144,437
		Tyco International Group SA:
530,000	BBB+	6.375% due 10/15/11	543,272
26,000	BBB+	7.000% due 6/15/28	27,059
		Notes:
420,000	BBB+	6.000% due 11/15/13	416,425
210,000	BBB+	6.875% due 1/15/29	215,342

		Total Industrial Conglomerates	1,346,535

Insurance - 0.2%
100,000	AA+	ASIF Global Financing XIX, 4.900% due 1/17/13(e)	95,490
		Berkshire Hathaway Finance Corp.:
190,000	AAA	4.125% due 1/15/10	180,854
245,000	AAA	4.750% due 5/15/12	232,748
500,000	AAA	Notes, 3.400% due 7/2/07	488,841
400,000	AA	Met Life Global Funding I, Notes, 3.375% due 10/5/07(e)	387,548
200,000	AA	Monumental Global Funding III, Secured Notes, Series A, 5.200% due 1/30/07(e)	199,789

		Total Insurance	1,585,270

IT Services - 0.0%
110,000	BBB-	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09	114,467

Leisure Equipment & Products - 0.1%
680,000	B-(g)	Eastman Kodak Co., MTN, Series A, 6.375% due 6/15/06	679,990

Machinery - 0.0%
45,000	B	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	45,338

Media - 0.8%
20,000	CCC+	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16(e)	21,700
30,000	BBB	BSKYB Finance UK PLC, 6.500% due 10/15/35(e)	28,259
		Clear Channel Communications Inc.:
100,000	BBB-	Bonds, 4.900% due 5/15/15	86,871
310,000	BBB-	Notes, 5.500% due 9/15/14	284,037
10,000	BBB-	Senior Notes, 4.625% due 1/15/08	9,813
30,000	BBB+	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	33,492
		Comcast Corp.:
		Notes:
510,000	BBB+	6.500% due 1/15/15	515,980
80,000	BBB+	7.050% due 3/15/33	80,604
350,000	BBB+	6.450% due 3/15/37	328,436
450,000	BBB+	Senior Unsecured, 6.500% due 11/15/35	426,025
160,000	BBB-	COX Communications Inc., Notes, 3.875% due 10/1/08	153,281

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Media - 0.8% (continued)
		CSC Holdings Inc.:
$4,000	B+	Debentures, 7.875% due 2/15/18	$4,050
65,000	B+	Senior Notes, Series B, 7.625% due 4/1/11	65,650
70,000	BB-	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 6.375% due 6/15/15	66,150
		EchoStar DBS Corp., Senior Notes:
50,000	BB-	6.625% due 10/1/14	47,375
50,000	BB-	7.125% due 2/1/16(e)	48,125
12,000	B+	Entercom Radio LLC, 7.625% due 3/1/14	12,120
65,000	B-	Kabel Deutschland GMBH, Senior Notes, 10.625% due 7/1/14(e)	69,875
40,000	B	Lamar Media Corp., Senior Subordinated Notes, 7.250% due 1/1/13	39,850
		Liberty Media Corp.:
10,000	BB+	5.700% due 5/15/13	9,240
		Senior Notes:
196,000	BB+	6.410% due 9/17/06(a)	196,802
640,000	BB+	7.875% due 7/15/09	669,493
		News America Holdings Inc., Senior Debentures:
125,000	BBB	8.500% due 2/23/25	141,704
140,000	BBB	8.150% due 10/17/36	156,579
		News America Inc.:
315,000	BBB	7.625% due 11/30/28	332,716
195,000	BBB	6.200% due 12/15/34	176,837
20,000	BB-	Reader’s Digest Association Inc., Senior Notes, 6.500% due 3/1/11	19,550
70,000	BB+	Rogers Cable Inc., Senior Secured Second Priority Notes, 6.750% due 3/15/15	68,512
10,000	B	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	10,287
5,000	B	Sun Media Corp., 7.625% due 2/15/13	5,125
125,000	BBB+	Time Warner Cos. Inc., Debentures, 7.570% due 2/1/24	132,586
50,000	BBB+	Time Warner Entertainment Co., LP, Senior Notes, 8.375% due 7/15/33	56,523
		Time Warner Inc.:
275,000	BBB+	6.875% due 5/1/12	285,140
385,000	BBB+	Debentures, 7.700% due 5/1/32	414,753
165,000	BBB+	Senior Notes, 7.625% due 4/15/31	176,113
280,000	BBB+	Turner Broadcasting System Inc., Senior Notes, 8.375% due 7/1/13	310,036

		Total Media	5,483,689

Metals & Mining - 0.0%
100,000	A	Corporacion Nacional del Cobre, Senior Notes, 4.750% due 10/15/14(e)	91,775

Multi-Utilities - 0.1%
		Dominion Resources Inc.:
80,000	BBB	Notes, 4.750% due 12/15/10	76,674
135,000	BBB	Remarketable Notes, Series E, 7.195% due 9/15/14	143,667
330,000	BBB	Senior Notes, 5.700% due 9/17/12	325,016
175,000	BBB	Series D, 5.125% due 12/15/09	171,358

		Total Multi-Utilities	716,715

Multiline Retail - 0.1%
80,000	BBB	Federated Department Stores Inc., Bonds, 6.790% due 7/15/27	78,542
20,000	BBB-	J.C. Penney Co. Inc., Debentures, 7.400% due 4/1/37	21,227
		May Department Stores Co.:
110,000	BBB	7.875% due 3/1/30	121,251
125,000	BBB	Debenture, 8.750% due 5/15/29	150,040
300,000	A+	Target Corp., Notes, 5.400% due 10/1/08	299,576

		Total Multiline Retail	670,636

Oil, Gas & Consumable Fuels - 1.1%
510,000	BBB-	Amerada Hess Corp., Notes, 7.300% due 8/15/31	545,294

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 1.1% (continued)
$370,000	A-	Apache Finance Canada Corp., 4.375% due 5/15/15	$333,716
		Atlantic Richfield Co.:
755,000	AA+	Debentures, 9.125% due 3/1/11	867,535
40,000	AA+	Notes, 5.900% due 4/15/09	40,539
20,000	AA+	BP Capital Markets PLC, 2.750% due 12/29/06	19,737
		Chesapeake Energy Corp., Senior Notes:
40,000	BB	6.375% due 6/15/15	37,900
30,000	BB	6.250% due 1/15/18	28,050
380,000	AA	ChevronTexaco Capital Co., Notes, 3.500% due 9/17/07	371,215
		Conoco Funding Co.:
50,000	A-	5.450% due 10/15/06	49,998
80,000	A-	7.250% due 10/15/31	90,492
355,000	A-	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	389,348
480,000	BBB	Devon Energy Corp., Debentures, 7.950% due 4/15/32	567,559
		El Paso Corp., Medium-Term Notes:
504,000	B	7.800% due 8/1/31	494,550
195,000	B	7.750% due 1/15/32	192,075
9,000	B+	El Paso Natural Gas Co., Bonds, 8.375% due 6/15/32	9,840
190,000	A-	EnCana Corp., Bonds, 6.300% due 11/1/11	195,058
965,000	BB+	Kerr-McGee Corp., Notes, 7.875% due 9/15/31(b)	1,066,528
300,000	BBB+	Kinder Morgan Energy Partners LP, 6.750% due 3/15/11	306,634
650,000	BBB	Kinder Morgan Finance, Senior Notes, 5.350% due 1/5/11	611,985
30,000	B+	OMI Corp., Senior Notes, 7.625% due 12/1/13	30,000
14,000	BB-	Peabody Energy Corp., Series B, 6.875% due 3/15/13	14,070
370,000	BBB	Pemex Project Funding Master Trust, 7.375% due 12/15/14	383,135
10,000	A-	Petronas Capital Ltd., 7.875% due 5/22/22(e)	11,559
30,000	B+	Petrozuata Finance Inc., 8.220% due 4/1/17(e)	28,650
45,000	B+	Pogo Producing Co., Senior Subordinated Notes, 6.875% due 10/1/17	42,750
90,000	AAA	Seariver Maritime Financial Holdings, zero coupon bond to yield 3.906% due 9/1/12	63,420
90,000	BBB+	Talisman Energy Inc., Notes, 5.850% due 2/1/37	81,204
49,000	BB-	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	52,920
30,000	A-	Vintage Petroleum Inc., Senior Notes, 8.250% due 5/1/12	31,809
50,000	BB+	Western Oil Sands Inc., Secured Notes, 8.375% due 5/1/12	54,500
		Williams Cos. Inc.:
95,000	BB-	Debentures, Series A, 7.500% due 1/15/31	95,000
385,000	BB-	Notes, 8.750% due 3/15/32	433,125
130,000	BB-	Senior Notes, 7.750% due 6/15/31	132,925
30,000	BBB-	XTO Energy Inc., Senior Notes, 6.250% due 4/15/13	30,496

		Total Oil, Gas & Consumable Fuels	7,703,616

Paper & Forest Products - 0.1%
		Georgia-Pacific Corp.:
4,000	B	Debentures, 7.700% due 6/15/15	3,940
1,000	B	Notes, 8.125% due 5/15/11	1,025
80,000	BBB	International Paper Co., Notes, 5.500% due 1/15/14	76,032
715,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	734,985

		Total Paper & Forest Products	815,982

Pharmaceuticals - 0.1%
770,000	A	Wyeth, Notes, 5.500% due 2/15/16	739,476

Real Estate Investment Trusts (REITs) - 0.2%
225,000	BBB+	AvalonBay Communities Inc., Medium-Term Notes, 5.000% due 8/1/07	222,460
105,000	BBB	EOP Operating LP, Notes, 7.500% due 4/19/29	110,871
650,000	A-	ERP Operating LP, Notes, 6.625% due 3/15/12	676,299

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Real Estate Investment Trusts (REITs) - 0.2% (continued)
		Forest City Enterprises Inc., Senior Notes:
$10,000	BB-	7.625% due 6/1/15	$10,250
19,000	BB-	6.500% due 2/1/17	17,813
9,000	BBB-	Health Care REIT Inc., Notes, 8.000% due 9/12/12	9,711
		Host Marriott LP:
		Senior Notes:
30,000	BB-	6.750% due 6/1/16(e)	29,287
20,000	BB-	Series I, 9.500% due 1/15/07	20,475
2,000	BB-	Series G, 9.250% due 10/1/07	2,085
280,000	BBB+	ProLogis, Notes, 5.500% due 4/1/12	273,658
325,000	BB+	Rouse Co., Notes, 5.375% due 11/26/13	299,000
		Ventas Realty LP/Ventas Capital Corp.:
10,000	BB+	8.750% due 5/1/09	10,600
30,000	BB+	6.750% due 6/1/10	30,262
30,000	BB+	9.000% due 5/1/12	33,300
20,000	BB+	7.125% due 6/1/15	20,275

		Total Real Estate Investment Trusts (REITs)	1,766,346

Road & Rail - 0.1%
27,000	CCC+	Horizon Lines, LLC/Horizon Lines Holding Co., Senior Notes, 9.000% due 11/1/12	28,350
10,000	B-	Kansas City Southern Railway, 9.500% due 10/1/08	10,550
		Norfolk Southern Corp., Senior Notes:
20,000	BBB+	6.750% due 2/15/11	20,853
105,000	BBB+	7.250% due 2/15/31	117,083
		Union Pacific Corp., Notes:
45,000	BBB	6.650% due 1/15/11	46,789
140,000	BBB	5.375% due 5/1/14	135,988

		Total Road & Rail	359,613

Software - 0.1%
900,000	A-	Oracle Corp./Ozark Holding Inc., Notes, 5.000% due 1/15/11(e)	873,824

Specialty Retail - 0.0%
30,000	B1(f)	Amerigas Partners LP, Senior Notes, 7.250% due 5/20/15	29,400
60,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	57,000

		Total Specialty Retail	86,400

Textiles, Apparel & Luxury Goods - 0.0%
30,000	B	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	30,900

Thrifts & Mortgage Finance - 0.0%
320,000	A	Countrywide Home Loans Inc., 5.380% due 2/27/08(a)	320,286

Tobacco - 0.1%
		Altria Group Inc.:
300,000	BBB	Debentures, 7.750% due 1/15/27	336,431
235,000	BBB	Notes, 7.000% due 11/4/13	248,520
85,000	BB	R.J. Reynolds Tobacco Holdings Inc., 7.250% due 6/1/12	84,788

		Total Tobacco	669,739

Wireless Telecommunication Services - 0.4%
55,000	A	New Cingular Wireless Services Inc., Notes, 8.125% due 5/1/12	61,052
		Nextel Communications Inc., Senior Notes:
60,000	A-	Series D, 7.375% due 8/1/15	61,888
15,000	A-	Series F, 5.950% due 3/15/14	14,599
10,000	BB	Rogers Wireless Communications Inc., Secured Notes, 6.375% due 3/1/14	9,575

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Wireless Telecommunication Services - 0.4% (continued)
		Sprint Capital Corp.:
$100,000	A-	6.125% due 11/15/08	$101,236
		Notes:
760,000	A-	6.000% due 1/15/07	761,919
170,000	A-	8.750% due 3/15/32	207,475
		Vodafone Group PLC:
		Notes:
1,250,000	A-	5.020% due 6/29/07(a)	1,249,625
390,000	A-	3.950% due 1/30/08	380,180
160,000	A-	Senior Notes, 7.750% due 2/15/10	170,074

		Total Wireless Telecommunication Services	3,017,623

		TOTAL CORPORATE BONDS & NOTES (Cost - $100,033,771)	98,611,234

MUNICIPAL BONDS - 0.8%
Illinois - 0.1%
170,000	AAA	Chicago IL, GO, Drivers, Series 1287, FSA-Insured, 6.789%, 6/1/06(b)(i)	170,760
210,000	AA	Illinois State GO, 5.100% due 6/1/33	187,879

		Total Illinois	358,639

New York - 0.0%
130,000	AA+	New York City Municipal Water Finance Authority, Water & Sewer System Revenue, Drivers, Series 1289, 6.789%, 6/1/06(b)(i)	126,190

Oregon - 0.1%
600,000	AAA	Oregon School Boards Association GO, Series A, FGIC-Insured, zero coupon bond to yield 4.170% due 6/30/09	507,804

Texas - 0.1%
700,000	AAA	DeSoto, TX, ISD, GO, Building, PSF-GTD-Insured, 5.000% due 8/15/30(b)	718,312
345,000	AA	Texas State PFA Revenue, Unemployment Compensation, Series B, 3.125% due 6/15/07	337,217

		Total Texas	1,055,529

Virginia - 0.5%
1,300,000	BBB	Tobacco Settlement Financing Corp., Asset Backed, 5.625% due 6/1/37(b)	1,330,823
2,250,000	AAA	Virginia State Housing Development Authority, Series C, 6.000% due 6/25/34	2,193,322

		Total Virginia	3,524,145

		TOTAL MUNICIPAL BONDS (Cost - $5,579,696)	5,572,307

SOVEREIGN BONDS - 1.4%
Brazil - 0.4%
		Federative Republic of Brazil:
125,000	BB	8.875% due 4/15/24(b)	135,625
101,000	BB	10.125% due 5/15/27	121,705
36,000	BB	12.250% due 3/6/30	50,580
815,000	BB	11.000% due 8/17/40(b)	993,281
		Collective Action Securities:
25,000	BB	7.875% due 3/7/15(b)	25,819
770,000	BB	8.000% due 1/15/18	803,110
325,000	BB	8.875% due 10/14/19(b)	352,625
350,000	BB	8.750% due 2/4/25(b)	374,937
28,000	BB	Global Bonds, Series B, 8.875% due 4/15/24	30,380

		Total Brazil	2,888,062

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Bulgaria - 0.0%
$67,000	BBB	Republic of Bulgaria, 8.250% due 1/15/15	$76,966

Canada - 0.0%
170,000	AA	Ontario Province of Canada, 3.500% due 9/17/07	166,154

China - 0.2%
1,000,000	AA-	Hong Kong Government International Bond, 5.125% due 8/1/14(b)(e)	963,147

Colombia - 0.1%
		Republic of Colombia:
139,000	BB	11.750% due 2/25/20	189,040
85,000	BB	8.125% due 5/21/24	89,462

		Total Colombia	278,502

Italy - 0.0%
55,000	AA-	Republic of Italy, Series DTC, 4.375% due 10/25/06	54,805

Mexico - 0.4%
		United Mexican States:
695,000	BBB	8.125% due 12/30/19	782,744
550,000	BBB	11.500% due 5/15/26	808,500
		Medium-Term Notes:
190,000	BBB	8.300% due 8/15/31	216,790
		Series A:
25,000	BBB	8.000% due 9/24/22	27,875
930,000	BBB	7.500% due 4/8/33	977,197

		Total Mexico	2,813,106

Panama - 0.0%
		Republic of Panama:
40,000	BB	8.875% due 9/30/27	46,900
5,000	BB	9.375% due 4/1/29	6,106
19,000	BB	6.700% due 1/26/36	18,074

		Total Panama	71,080

Russia - 0.3%
2,140,000	BBB	Russian Federation, 5.000% due 3/31/30(b)	2,284,450

South Korea - 0.0%
20,000	A	Export-Import Bank of Korea, Notes, 5.250% due 2/10/14(e)	19,175

		TOTAL SOVEREIGN BONDS (Cost - $9,318,494)	9,615,447

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 25.8%
U.S. Government Agencies - 3.6%
240,000		Federal Agricultural Mortgage Corp. (FAMC), 4.250% due 7/29/08	234,831
400,000		Federal Farm Credit Bank (FFCB), 4.875% due 4/4/12	390,389
580,000		Federal Home Loan Bank (FHLB), Bonds, Series 658, 5.125% due 6/18/08	578,113
770,000		Federal Home Loan Bank Global Bond, 4.800% due 2/15/07	767,079
		Federal Home Loan Bank System (FHLB):
120,000		4.875% due 11/15/06	119,789
70,000		3.500% due 11/15/07	68,241
30,000		3.625% due 11/14/08	28,855
		Federal Home Loan Mortgage Corp. (FHLMC):
2,125,000		4.000% due 7/13/07(b)	2,094,761

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies - 3.6% (continued)
$1,120,000	4.375% due 11/16/07(b)	$1,105,376
1,610,000	4.750% due 1/18/11(b)	1,570,072
200,000	4.500% due 7/15/13	189,732
780,000	5.000% due 7/15/14	760,282
850,000	6.750% due 3/15/31	981,418
470,000	5.625% due 11/23/35	431,464
	Federal National Mortgage Association (FNMA):
60,000	2.710% due 1/30/07	58,980
1,500,000	3.250% due 11/15/07(b)	1,457,117
3,260,000	4.000% due 1/26/09	3,155,784
2,600,000	3.740% due 2/24/09	2,497,966
230,000	3.125% due 3/16/09	216,885
6,874,908	5.500% due 11/1/34(b)	6,640,779
552,214	5.500% due 2/1/35(b)	533,408
689,009	4.500% due 3/1/35	626,908
	Tennessee Valley Authority:
1,210,000	5.880% due 4/1/36(b)	1,254,541
500,000	Notes, 5.375% due 4/1/56	475,073

	Total U.S. Government Agencies	26,237,843

U.S. Government Obligations - 22.2%
	U.S. Treasury Bonds:
1,800,000	9.125% due 5/15/18(b)	2,412,704
150,000	9.000% due 11/15/18(b)	200,543
1,900,000	8.125% due 8/15/19(b)	2,404,391
2,330,000	8.500% due 2/15/20(b)	3,046,293
7,455,000	8.750% due 8/15/20(b)	9,975,722
1,635,000	8.000% due 11/15/21(b)	2,087,692
70,000	7.250% due 8/15/22	84,257
15,100,000	6.250% due 8/15/23(b)	16,594,673
665,000	6.000% due 2/15/26	717,161
1,865,000	6.750% due 8/15/26(b)	2,184,529
500,000	6.625% due 2/15/27(b)	579,610
2,990,000	6.125% due 11/15/27(b)	3,288,300
20,000	6.125% due 8/15/29	22,125
940,000	6.250% due 5/15/30(b)	1,058,823
60,000	5.375% due 2/15/31	60,703
	U.S. Treasury Notes:
550,000	2.750% due 6/30/06	549,291
470,000	2.625% due 11/15/06	464,896
600,000	3.125% due 1/31/07(b)	592,406
160,000	2.250% due 2/15/07	156,881
6,010,000	3.750% due 3/31/07(b)	5,945,441
10,400,000	2.750% due 8/15/07(b)	10,122,133
220,000	4.000% due 8/31/07	217,233
5,200,000	4.375% due 12/31/07(b)	5,148,208
1,400,000	4.625% due 3/31/08	1,390,102
4,070,000	3.750% due 5/15/08(b)	3,974,929
7,470,000	4.875% due 5/31/08	7,449,577
210,000	2.625% due 3/15/09	197,097
40,000	3.875% due 5/15/09	38,756
40,000	4.000% due 6/15/09	38,870
100,000	3.625% due 7/15/09(b)	96,031
3,885,000	3.500% due 8/15/09(b)	3,712,759
1,000,000	3.375% due 10/15/09(b)	949,766
3,400,000	3.500% due 12/15/09(b)	3,235,182

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	SECURITY	VALUE
U.S. Government Obligations - 22.2% (continued)
$600,000	3.625% due 1/15/10(b)	$572,672
50,000	4.000% due 4/15/10(b)	48,232
1,100,000	3.875% due 9/15/10(b)	1,051,919
11,000,000	4.250% due 10/15/10	10,671,298
1,000,000	4.500% due 11/15/10(b)	979,336
5,000,000	4.375% due 12/15/10(b)	4,868,360
3,930,000	4.250% due 1/15/11(b)	3,803,812
300,000	4.500% due 2/28/11(b)	293,297
1,300,000	4.750% due 3/31/11(b)	1,284,056
70,000	4.875% due 4/30/11	69,505
2,200,000	4.000% due 2/15/14(b)	2,046,088
3,100,000	4.250% due 11/15/14(b)	2,918,604
3,890,000	4.125% due 5/15/15(b)	3,614,814
16,655,000	4.500% due 11/15/15(b)	15,869,750
15,765,000	4.500% due 2/15/16(b)	15,009,399
930,000	5.125% due 5/15/16	931,017
4,205,000	4.500% due 2/15/36(b)	3,758,223
	U.S. Treasury Strip Principal (STRIPS):
1,825,000	Zero coupon bond to yield 4.835% due 11/15/21	797,346
1,750,000	Zero coupon bond to yield 5.425% due 11/15/24	652,229
230,000	Zero coupon bond to yield 5.476% due 8/15/26	78,525
1,120,000	Zero coupon bond to yield 4.773% due 11/15/27	360,037

	Total U.S. Government Obligations	158,675,603

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $189,728,921)	184,913,446

U.S. TREASURY INFLATION PROTECTED SECURITIES - 2.7%
	U.S. Treasury Bonds, Inflation Indexed:
7,691,246	3.375% due 1/15/07(b)	7,760,952
815,249	2.000% due 1/15/16	784,327
434,510	2.375% due 1/15/25	427,126
1,932,442	2.000% due 1/15/26(b)	1,788,265
	U.S. Treasury Notes, Inflation Indexed:
796,736	2.375% due 4/15/11(b)	798,666
6,497,591	2.000% due 1/15/14(b)	6,311,552
158,967	2.000% due 7/15/14	154,167
418,476	1.625% due 1/15/15(b)	392,763
996,209	1.875% due 7/15/15	951,925

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $19,811,118)	19,369,743

SHARES
CONVERTIBLE PREFERRED STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
21,900	General Motors Corp., Senior Debentures, Series A, 4.500% due 3/6/32	525,819
4,400	General Motors Corp., Senior Debentures, Series B, 5.250% due 3/6/32	77,308

	TOTAL CONSUMER DISCRETIONARY	603,127

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
35	McLeodUSA Inc., 2.500% due 4/18/12(j)*	0

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $597,390)	603,127

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

SHARES	SECURITY	VALUE
PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
100	Home Ownership Funding II, step bond to yield 2.570%(e)	$24,653

HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
41	Fresenius Medical Care Capital Trust II, 7.875%	41,923

INDUSTRIALS - 0.0%
Airlines - 0.0%
16	US Airways Group Inc., Class A Shares(j)(k)*	0

	TOTAL PREFERRED STOCKS (Cost - $106,494)	66,576

CONTRACTS
PURCHASED OPTIONS - 0.0%
35	Eurodollar Futures, Call @ $94.75, expires 9/18/06	3,938
73	Eurodollar Futures, Call @ $95.25, expires 6/19/06	456
138	Eurodollar Futures, Put @ $91.75, expires 12/19/06	863
69	Eurodollar Futures, Put @ $92.00, expires 12/18/06	431
32	Eurodollar Futures, Put @ $92.50, expires 9/18/06	200
134	Eurodollar Futures, Put @ $92.00, expires 3/19/07	0
22,000,000	Swaption, 3 month LIBOR, 4.50% fixed rate, Call @ $4.50, expires 1/22/07	3,278
10,000,000	Swaption, 3 month LIBOR, 4.50% fixed rate, Call @ $4.50, expires 10/18/06	170
2,000,000	Swaption, 3 month LIBOR, 4.75% fixed rate, Call @ $4.75, expires 8/8/06	14
14,600,000	Swaption, 3 month LIBOR, 5.00% fixed rate, Call @ $5.00, expires 3/8/07	22,440
4,600,000	Swaption, 3 month LIBOR, 5.08% fixed rate, Call @ $5.08, expires 4/19/07	10,543
4,200,000	Swaption, 3 month LIBOR, 5.13% fixed rate, Call @ $5.13, expires 10/25/06	3,902
15,000,000	Swaption, 3 month LIBOR, 5.50% fixed rate, Put @ $92.5, expires 7/6/06	1,758

	TOTAL PURCHASED OPTIONS (Cost - $274,510)	47,993

WARRANTS
WARRANTS(j) - 0.0%
77	McLeodUSA Inc., Expires 4/16/07*	0
16	US Airways Group Inc., Class A1, Expires 4/16/07(k)*	0

	TOTAL WARRANTS (Cost - $0)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $716,131,026)	701,948,960

FACE AMOUNT†
SHORT-TERM INVESTMENTS - 17.8%
Commercial Paper - 0.1%
$1,100,000	Time Warner Inc., 5.332% due 9/18/06(l) (Cost - $1,082,548)	1,082,548

Sovereign Bonds - 7.4%
	Belgium Treasury Bills:
7,090,000 EUR	Zero coupon bond to yield 2.583% due 6/15/06(b)	9,089,981
3,750,000 EUR	Zero coupon bond to yield 2.607% due 7/13/06(b)	4,798,072
2,370,000 EUR	Ferderal Republic of Germany, 2.750% due 6/23/06(b)	3,041,070
	French Treasury Bills:
890,000 EUR	Zero coupon bond to yield 2.549% due 7/20/06(b)	1,137,982
3,370,000 EUR	Zero coupon bond to yield 2.842% due 9/28/06(b)	4,284,769
9,370,000 EUR	Zero coupon bond to yield 2.862% due 10/12/06(b)	11,900,211
	German Treasury Bill:
3,860,000 EUR	Zero coupon bond to yield 2.722% due 8/16/06(b)	4,925,856
9,100,000 EUR	Zero coupon bond to yield 2.866% due 10/18/06(b)	11,550,879
740,000 EUR	Series 1205, zero coupon bond to yield 2.513% due 6/14/06(b)	948,798

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	SECURITY	VALUE
Sovereign Bonds - 7.4% (continued)
$1,300,000	Government of Canada, 4.962% due 9/20/06(l)	$1,279,337

	Total Sovereign Bonds (Cost - $51,305,784)	52,956,955

U.S. Government Agencies - 1.5%
10,700,000	Federal Home Loan Bank (FHLB), Discount Notes, 4.891% due 6/1/06(l)	10,700,000
300,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.053% due 9/25/06(l)(m)	295,205

	Total U.S. Government Agencies (Cost - $10,995,205)	10,995,205

U.S. Government Obligations - 0.1%
	U.S. Treasury Bills:
20,000	4.498% due 6/1/06(l)(m)	20,000
510,000	4.552% due 6/15/06(l)(m)	509,107
215,000	4.594% due 6/15/06(l)(m)	214,620

	Total U.S. Government Obligations (Cost - $743,727)	743,727

Repurchase Agreement - 8.7%
62,099,000	State Street Bank & Trust Co., dated 5/31/06, 4.450% due 6/1/06; Proceeds at maturity - $62,106,676; (Fully collateralized by various U.S. Treasury obligations, 3.125% to 8.125% due 1/31/07 to 8/15/19; Market value - $63,359,213)(b) (Cost - $62,099,000)	62,099,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $126,226,264)	127,877,435

	TOTAL INVESTMENTS - 115.9% (Cost - $842,357,290#)	829,826,395
	Liabilities in Excess of Other Assets - (15.9)%	(114,051,223)

	TOTAL NET ASSETS - 100.0%	$715,775,172

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2006.

(b)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap contracts, foreign currency contracts, TBA’s, mortgage dollar rolls and short sales.

(c)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(d)	All or a portion of this security was acquired under mortgage dollar roll agreement (See Notes 1 and 2).

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Rating by Moody’s Investors Service.

(g)	Rating by Fitch Ratings Service.

(h)	Interest only security.

(i)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(j)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(k)	Illiquid security.

(l)	Rate shown represents yield to maturity.

(m)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

CORE FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

Abbreviations used in this schedule:

EUR	— Euro
FGIC	— Financial Guaranty Insurance Company
FSA	— Financial Security Assurance
GO	— General Obligation
GTD	— Guaranteed
IO	— Interest Only
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
MASTR	— Mortgage Asset Securitization Transactions Inc.
MTN	— Medium-Term Note
PAC	— Planned Amortization Cost
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
STRIPS	— Separate Trading of Registered Interest and Principal Securities

Schedule of Options Written

CONTRACTS	SECURITY	EXPIRATION DATE	STRIKE PRICE	VALUE
146	Eurodollar Futures, Call	6/19/06	$95.50	$913
4,300,000	Swaption, 3 Month LIBOR, 4.56% fixed rate Call	10/18/06	4.56	305
9,500,000	Swaption, 3 Month LIBOR, 4.56% fixed rate Call	1/22/07	4.56	4,038
900,000	Swaption, 3 Month LIBOR, 4.78% fixed rate Call	8/8/06	4.78	21
6,200,000	Swaption, 3 Month LIBOR, 5.04% fixed rate Call	3/8/07	5.04	21,297
1,800,000	Swaption, 3 Month LIBOR, 5.21% fixed rate Call	10/25/06	5.21	4,867
2,000,000	Swaption, 3 Month LIBOR, 5.22% fixed rate Call	4/19/07	5.22	12,536
47	U.S. Treasury Notes 10 Year Futures, Call	8/25/06	108.00	4,406
49	U.S. Treasury Notes 10 Year Futures, Call	8/25/06	107.00	13,781
96	U.S. Treasury Notes 10 Year Futures, Put	8/25/06	103.00	27,000

	TOTAL OPTIONS WRITTEN (Premiums received - $302,892)			$89,164

Schedule of Securities Sold Short

FACE AMOUNT	SECURITY	VALUE
	Federal National Mortgage Association (FNMA):
$4,700,000	5.000% due 6/19/36 (c)**	$4,539,909
2,000,000	4.500% due 6/13/36 (c)**	1,818,124
2,600,000	U.S. Treasury Notes, 6.000% due 8/15/09	2,674,547

	TOTAL OPEN SHORT SALES (Proceeds - $9,052,626)	$9,032,580

**	See Page 58 for definitions of footnotes.

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES - 96.8%
Aerospace & Defense - 2.2%
$450,000	B+	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$442,687
360,000	B	DRS Technologies Inc., Senior Subordinated Notes, 7.625% due 2/1/18	365,400
		L-3 Communications Corp., Senior Subordinated Notes:
660,000	BB+	7.625% due 6/15/12	676,500
140,000	BB+	6.125% due 1/15/14	132,300
205,000	BB+	5.875% due 1/15/15	189,625
100,000	BB+	6.375% due 10/15/15	95,000
660,000	B-	TransDigm Inc., Senior Subordinated Notes, 8.375% due 7/15/11	702,900

		Total Aerospace & Defense	2,604,412

Airlines - 1.6%
300,000	B+	American Airlines Inc., Pass-Through Certificates, Series 2001-02, Class C, 7.800% due 4/1/08	300,812
180,000	B	CHC Helicopter Corp., Senior Subordinated Notes, 7.375% due 5/1/14	177,300
801,425	B+	Continental Airlines Inc., Pass-Through Certificates, Series 2001-01, Class C, 7.033% due 6/15/11	781,658
		United Airlines Inc., Pass-Through Certificates, Series 2000-2:
255,288	NR	Class B, 7.811% due 10/1/09(a)	258,782
420,756	NR	Senior Secured, 7.032% due 10/1/10	426,917

		Total Airlines	1,945,469

Auto Components - 1.4%
		Goodyear Tire & Rubber Co.:
500,000	B-	Senior Notes, 9.000% due 7/1/15	511,250
80,000	B-	Senior Secured Notes, 13.070% due 3/1/11(b)	90,400
300,000	B-	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	289,500
886,000	B-	Visteon Corp., Senior Notes, 8.250% due 8/1/10	828,410

		Total Auto Components	1,719,560

Automobiles - 0.3%
15,000	BB-	Ford Motor Co., Notes, 7.450% due 7/16/31	10,950
440,000	B-	General Motors Corp., Senior Debentures, 8.375% due 7/15/33	336,050

		Total Automobiles	347,000

Building Products - 1.4%
885,000	CCC	Associated Materials Inc., Senior Discount Notes, step bond to yield 10.559% due 3/1/14	557,550
535,000	B	Jacuzzi Brands Inc., Secured Notes, 9.625% due 7/1/10	575,125
460,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	464,600
100,000	B-	U.S. Concrete Inc., Senior Subordinated Notes, 8.375% due 4/1/14	103,500

		Total Building Products	1,700,775

Capital Markets - 0.6%
290,000	B	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	319,725
		E*TRADE Financial Corp., Senior Notes:
160,000	B+	7.375% due 9/15/13	162,800
276,000	B+	7.875% due 12/1/15	288,420

		Total Capital Markets	770,945

Chemicals - 3.1%
15,000	BB-	ARCO Chemical Co., Debentures, 10.250% due 11/1/10	16,650
40,000	BB-	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	43,500
205,000	BB-	Equistar Chemicals LP/Equistar Funding Corp., Senior Notes, 10.125% due 9/1/08	219,350

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Chemicals - 3.1% (continued)
$685,000	BBB-	FMC Corp., Medium-Term Notes, Series A, 7.000% due 5/15/08	$697,142
255,000	B	Huntsman International LLC, Senior Notes, 9.875% due 3/1/09	267,113
251,000	BB-	Huntsman LLC, 11.625% due 10/15/10	279,865
425,000	B-	Ineos Group Holdings Plc, 8.500% due 2/15/16(c)	399,500
		Lyondell Chemical Co., Senior Secured Notes:
118,000	BB-	9.500% due 12/15/08	123,163
50,000	BB-	10.500% due 6/1/13	56,250
485,000	BB-	Series A, 9.625% due 5/1/07	501,369
480,000	B-	Montell Finance Co. BV, 8.100% due 3/15/27(c)	449,400
232,000	B-	Rockwood Specialties Group Inc., Senior Subordinated Notes, 10.625% due 5/15/11	251,720
397,000	BB+	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	384,097

		Total Chemicals	3,689,119

Commercial Services & Supplies - 2.8%
115,000	B+	Alderwoods Group Inc., 7.750% due 9/15/12	122,188
		Allied Waste North America Inc.:
60,000	BB-	Senior Notes, 6.375% due 4/15/11	58,125
140,000	BB-	Senior Notes, Series B, 8.500% due 12/1/08	147,525
255,000	BB-	Senior Secured Notes, 7.125% due 5/15/16(c)	247,350
95,000	B	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15(c)	97,375
145,000	B	Casella Waste Systems Inc., Senior Subordinated Notes, 9.750% due 2/1/13	153,881
545,000	BB-	Corrections Corp. of America, Senior Notes, 7.500% due 5/1/11	553,175
840,000	B	DI Finance/DynCorp International LLC, Senior Subordinated Notes, 9.500% due 2/15/13	884,100
		NationsRent Inc.:
430,000	BB-	Secured Notes, 9.500% due 10/15/10	464,400
260,000	B-	Senior Subordinated Notes, 9.500% due 5/1/15	279,500
340,000	BB	Service Corp. International, Senior Notes, 7.000% due 6/15/17(c)	324,700

		Total Commercial Services & Supplies	3,332,319

Computers & Peripherals - 0.8%
270,000	BB+	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09	278,775
		SunGard Data Systems Inc.:
150,000	B-	Senior Notes, 9.125% due 8/15/13(c)	158,062
460,000	B-	Senior Subordinated Notes, 10.250% due 8/15/15(c)	483,000

		Total Computers & Peripherals	919,837

Consumer Finance - 1.9%
		General Motors Acceptance Corp.:
1,550,000	BB	Bonds, 8.000% due 11/1/31	1,459,697
110,000	BB	Global Notes, 5.125% due 5/9/08	104,234
		Notes:
175,000	BB	6.875% due 9/15/11	164,576
240,000	BB	6.875% due 8/28/12	223,362
350,000	BB	Senior Notes, 5.850% due 1/14/09	330,511

		Total Consumer Finance	2,282,380

Containers & Packaging - 1.7%
330,000	BB	Ball Corp., 6.875% due 12/15/12	332,475
290,000	B	Crown Americas, Senior Notes, 7.625% due 11/15/13(c)	292,900
		Crown Cork & Seal Co. Inc., Debentures:
45,000	B	8.000% due 4/15/23	43,200
20,000	B	7.375% due 12/15/26	18,350
218,000	CCC+	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	223,450
260,000	B-	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	262,600

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Containers & Packaging - 1.7% (continued)
		Owens-Brockway Glass Container Inc., Senior Secured Notes:
$50,000	BB-	8.875% due 2/15/09	$51,875
130,000	BB-	8.750% due 11/15/12	138,125
440,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15(c)	443,300
233,000	BB-	Silgan Holdings Inc., Senior Subordinated Notes, 6.750% due 11/15/13	231,252

		Total Containers & Packaging	2,037,527

Diversified Consumer Services - 1.3%
		Hertz Corp.:
500,000	B	Senior Notes, 8.875% due 1/1/14(c)	522,500
705,000	B	Senior Subordinated Notes, 10.500% due 1/1/16(c)	766,687
200,000	BB	Service Corp International, 7.700% due 4/15/09	203,500

		Total Diversified Consumer Services	1,492,687

Diversified Financial Services - 5.7%
880,000	CCC+	AAC Group Holding Corp., step bond to yield 10.756% due 10/1/12	712,800
139,349	B+	AES Ironwood LLC, Secured Notes, 8.857% due 11/30/25	154,329
311,000	B+	American Commercial Lines/ACL Finance Corp., 9.500% due 2/15/15	344,821
100,000	B-	CCM Merger Inc., Notes, 8.000% due 8/1/13(c)	96,500
350,000	CCC+	CitiSteel USA Inc., Notes, 12.480% due 9/1/10(b)(c)	363,125
		Ford Motor Credit Co.:
160,000	BB-	8.625% due 11/1/10	149,575
700,000	BB-	Bonds, 7.375% due 2/1/11	629,236
135,000	B+	Galaxy Entertainment Finance Co., Ltd., Senior Notes, 9.655% due 12/15/10(b)(c)	141,750
396,000	B+	H&E Equipment Services LLC/H&E Finance Corp., Senior Notes, 11.125% due 6/15/12	437,580
385,000	B	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes, 9.000% due 7/15/14	400,400
155,000	B-	Hughes Network Systems LLC/HNS Finance Corp., Senior Notes, 9.500% due 4/15/14(c)	157,325
340,000	BB	Leucadia National Corp., Senior Notes, 7.000% due 8/15/13	336,600
485,000	CCC	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	459,538
630,000	B-	Nell AF SARL, Senior Notes, 8.375% due 8/15/15(c)	625,275
480,000	BBB-	Residential Capital Corp., Notes, 6.375% due 6/30/10	474,241
565,000	B-	Standard Aero Holdings Inc., 8.250% due 9/1/14	500,025
306,000	B-	UCAR Finance Inc., 10.250% due 2/15/12	327,420
480,000	B-	UGS Corp., 10.000% due 6/1/12	523,200

		Total Diversified Financial Services	6,833,740

Diversified Telecommunication Services - 8.2%
500,000	B-	Cincinnati Bell Inc., 7.000% due 2/15/15	486,250
		Citizens Communications Co.:
865,000	BB+	Notes, 9.250% due 5/15/11	943,931
600,000	BB+	Senior Notes, 9.000% due 8/15/31	633,000
		Embarq Corp., Notes:
355,000	BBB-	6.738% due 6/1/13	355,935
480,000	BBB-	7.995% due 6/1/36	483,765
140,000	B+	GCI, Inc., Senior Notes, 7.250% due 2/15/14	138,600
850,000	CCC+	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	914,812
495,000	B+	Inmarsat Finance II PLC, step bond to yield 8.325% due 11/15/12	424,462
123,000	B+	Inmarsat Finance PLC, Senior Notes, 7.625% due 6/30/12	126,075
580,000	B	Intelsat Ltd., Notes, 7.625% due 4/15/12	485,750
345,000	B+	Intelsat Subsidiary Holding Co., Ltd., Senior Notes, 8.250% due 1/15/13	348,019
215,000	B	Nordic Telephone Co. Holdings, Senior Notes, 8.875% due 5/1/16(c)	223,062
375,000	B-	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	378,750

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Diversified Telecommunication Services - 8.2% (continued)
		PanAmSat Corp.:
$105,000	BB	Notes, 6.375% due 1/15/08	$105,394
365,000	B	Senior Notes, 9.000% due 8/15/14	380,512
220,000	B	PanAmSat Holding Corp., Senior Discount Notes, step bond to yield 9.983% due 11/1/14	161,150
190,000	B	Qwest Capital Funding Inc., 7.250% due 2/15/11	186,675
		Qwest Communications International Inc.:
315,000	B	7.250% due 2/15/11	313,425
		Senior Notes:
285,000	B	8.670% due 2/15/09(b)	291,413
450,000	B	7.500% due 2/15/14	450,000
370,000	B	Series B, 7.500% due 2/15/14	368,150
		Qwest Corp.:
165,000	BB	Debentures, 8.875% due 6/1/31	172,838
		Notes:
50,000	BB	9.875% due 3/15/12	53,875
245,000	BB	8.160% due 6/15/13(b)	265,519
180,000	BB	7.625% due 6/15/15	184,050
235,000	BB	Senior Notes, 7.875% due 9/1/11	242,931
170,000	B	Valor Telecommunications Enterprises LLC/Finance Corp., 7.750% due 2/15/15	175,950
460,000	B-	Wind Acquisition Finance SA, 10.750% due 12/1/15(c)	497,950

		Total Diversified Telecommunication Services	9,792,243

Electric Utilities - 5.8%
423,000	BB-	AES Corp., Secured Notes, 8.750% due 5/15/13(c)	458,955
		Allegheny Energy Supply Co. LLC:
345,000	BB-	Notes, 7.800% due 3/15/11	363,975
395,000	BB-	Senior Notes, 8.250% due 4/15/12(c)	425,612
405,000	B-	Aquila Inc., Senior Notes, 9.950% due 2/1/11	454,612
190,000	B+	CMS Energy Corp., Senior Notes, 7.500% due 1/15/09	193,325
360,000	B+	Edison Mission Energy, Senior Notes, 10.000% due 8/15/08	391,950
133,158	B+	Elwood Energy LLC, Secured Notes, 8.159% due 7/5/26	143,623
94,190	BB-	FPL Energy National Wind, Secured Notes, 6.125% due 3/25/19(c)	91,063
261,300	BB-	FPL Energy Wind Funding LLC, Notes, 6.876% due 6/27/17(c)	262,280
		Midwest Generation LLC:
1,197,026	B+	Pass-Through Certificates, Series B, 8.560% due 1/2/16	1,284,558
225,000	B	Secured Notes, 8.750% due 5/1/34	241,875
		Mirant Americas Generation LLC, Senior Notes:
375,000	B-	8.300% due 5/1/11	376,875
100,000	B-	8.500% due 10/1/21	99,000
200,000	B-	9.125% due 5/1/31	203,500
		Nevada Power Co.:
185,000	BB	Second Mortgage, 9.000% due 8/15/13	203,133
50,000	BB	Series A, 8.250% due 6/1/11	54,231
		PSEG Energy Holdings LLC, Senior Notes:
235,000	BB-	8.625% due 2/15/08	243,225
285,000	BB-	10.000% due 10/1/09	312,788
		Reliant Energy Inc., Senior Secured Notes:
295,000	B	9.250% due 7/15/10	299,056
150,000	B	9.500% due 7/15/13	152,250
156,000	B-	Sierra Pacific Resources, Senior Notes, 7.803% due 6/15/12	162,070
275,000	B	Sithe Independence Funding, Notes, 9.000% due 12/30/13	295,857
180,000	BB	TECO Energy Inc., 7.200% due 5/1/11	186,075
98,526	BB-	Tenaska Alabama Partners LP, Secured Notes, 7.000% due 6/30/21(c)	97,615

		Total Electric Utilities	6,997,503

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Electrical Equipment - 0.2%
$245,000	B	General Cable Corp., Senior Notes, 9.500% due 11/15/10	$265,519

Energy Equipment & Services - 1.0%
260,000	B+	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	310,943
110,000	B+	Atlas Pipeline Partners LP, Senior Notes, 8.125% due 12/15/15(c)	112,750
		Hanover Compressor Co., Senior Notes:
105,000	B	8.625% due 12/15/10	108,675
65,000	B	7.500% due 4/15/13	64,675
280,000	BB-	Pacific Energy Partners LP/Pacific Energy Finance Corp., Senior Notes, 7.125% due 6/15/14	280,700
55,000	B+	Tennessee Gas Pipeline Co., Debentures, 7.500% due 4/1/17	57,056
268,000	BB-	Transcontinental Gas Pipe Line Corp., Senior Notes, Series B, 8.875% due 7/15/12	301,835

		Total Energy Equipment & Services	1,236,634

Food & Staples Retailing - 1.0%
		Delhaize America Inc.:
280,000	BB+	8.125% due 4/15/11	299,520
490,000	BB+	9.000% due 4/15/31	551,756
		Rite Aid Corp.:
80,000	B+	Senior Notes, 9.500% due 2/15/11	84,000
245,000	B+	Senior Secured Notes, 7.500% due 1/15/15	240,100
35,000	B+	Senior Secured Second Lien Notes, 8.125% due 5/1/10	35,438

		Total Food & Staples Retailing	1,210,814

Food Products - 1.4%
145,000	B-	Chiquita Brands International Inc., Senior Notes, 8.875% due 12/1/15	131,225
320,000	BB-	Dean Foods Co., Senior Notes, 8.150% due 8/1/07	327,600
325,000	B	Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	340,437
255,000	B-	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	251,812
205,000	B+	Stater Brothers Holdings Inc., Senior Notes, 8.125% due 6/15/12	204,488
150,000	B-	Swift & Co., Senior Notes, 10.125% due 10/1/09	155,625
252,000	B1(d)	United Agri Products Inc., Senior Notes, 8.250% due 12/15/11	272,160

		Total Food Products	1,683,347

Gas Utilities - 0.1%
60,000	B+	Colorado Interstate Gas Co., Senior Notes, 6.800% due 11/15/15(c)	59,498

Health Care Equipment & Supplies - 0.7%
575,000	BB+	Fisher Scientific International Inc., Senior Subordinated Notes, 6.125% due 7/1/15	562,062
210,000	NR	Sybron Dental Specialties Inc., Senior Subordinated Notes, 8.125% due 6/15/12	222,600

		Total Health Care Equipment & Supplies	784,662

Health Care Providers & Services - 4.1%
		Coventry Health Care Inc., Senior Notes:
140,000	BBB-	8.125% due 2/15/12	147,000
80,000	BBB-	6.125% due 1/15/15	78,000
		DaVita Inc.:
220,000	B	Senior Notes, 6.625% due 3/15/13	212,575
520,000	B	Senior Subordinated Notes, 7.250% due 3/15/15	509,600
60,000	B	Extendicare Health Services Inc., Senior Subordinated Notes, 6.875% due 5/1/14	63,000
		HCA Inc.:
110,000	BB+	Debentures, 7.500% due 11/15/95	93,027

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Health Care Providers & Services - 4.1% (continued)
		Notes:
$595,000	BB+	5.500% due 12/1/09	$579,085
510,000	BB+	8.750% due 9/1/10	547,937
120,000	BB+	9.000% due 12/15/14	133,498
420,000	BB+	7.690% due 6/15/25	400,811
230,000	BB+	Senior Notes, 7.875% due 2/1/11	239,438
		Tenet Healthcare Corp., Senior Notes:
1,194,000	B	9.875% due 7/1/14	1,220,865
165,000	B	9.250% due 2/1/15(c)	166,650
380,000	BB-	Triad Hospitals Inc., Senior Notes, 7.000% due 5/15/12	378,575
75,000	B-	US Oncology Inc., Senior Notes, 9.000% due 8/15/12	78,938

		Total Health Care Providers & Services	4,848,999

Hotels, Restaurants & Leisure - 5.7%
285,000	BB	American Real Estate Partners LP/American Real Estate Finance Corp., Senior Notes, 7.125% due 2/15/13	284,287
140,000	B+	Aztar Corp., Senior Subordinated Notes, 9.000% due 8/15/11	147,700
		Boyd Gaming Corp., Senior Subordinated Notes:
505,000	B+	8.750% due 4/15/12	536,562
85,000	B+	7.750% due 12/15/12	87,338
130,000	B+	6.750% due 4/15/14	126,100
		Caesars Entertainment Inc., Senior Subordinated Notes:
345,000	BB+	9.375% due 2/15/07	353,194
265,000	BB+	8.875% due 9/15/08	280,900
300,000	BB+	7.875% due 3/15/10	315,750
320,000	BB+	Capitol Records Inc., 8.375% due 8/15/09(c)	332,800
75,000	BB+	Chumash Casino & Resort Enterprise, Senior Notes, 9.000% due 7/15/10(c)	78,656
392,000	B	Domino’s Inc., Senior Subordinated Notes, 8.250% due 7/1/11	405,720
150,000	B-	Gaylord Entertainment Co., Senior Notes, 6.750% due 11/15/14	142,125
285,000	BB	Hilton Hotels Corp., 8.250% due 2/15/11	304,264
710,000	B	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	763,250
130,000	B	Isle of Capri Casinos Inc., Senior Subordinated Notes, 9.000% due 3/15/12	137,800
		Mandalay Resort Group:
		Senior Notes:
425,000	BB	9.500% due 8/1/08	454,750
255,000	BB	8.500% due 9/15/10	270,300
370,000	B+	Senior Subordinated, Notes, Series B, 10.250% due 8/1/07	389,425
		MGM MIRAGE Inc.:
170,000	BB	Senior Notes, 6.875% due 4/1/16(c)	164,050
460,000	B+	Senior Subordinated Notes, 9.750% due 6/1/07	477,825
490,000	B+	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	525,525
		Royal Caribbean Cruises Ltd., Senior Notes:
30,000	BBB-	8.750% due 2/2/11	32,617
40,000	BBB-	6.875% due 12/1/13	39,992
100,000	BB	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12	99,250
40,000	B+	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% due 12/1/14	38,150

		Total Hotels, Restaurants & Leisure	6,788,330

Household Durables - 1.6%
20,000	BB+	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	20,400
		Beazer Homes USA Inc.:
230,000	BB	8.375% due 4/15/12	237,762
195,000	BB	Senior Notes, 8.625% due 5/15/11	204,263
280,000	B-	Interface Inc., Senior Notes, 10.375% due 2/1/10	309,050
715,000	BB	K Hovnanian Enterprises Inc., 6.250% due 1/15/16	635,467

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Household Durables - 1.6% (continued)
$400,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	$418,000
165,000	B-	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 11.130% due 9/1/12	139,425

		Total Household Durables	1,964,367

Household Products - 0.3%
441,000	CCC	Spectrum Brands Inc., Senior Subordinated Notes, 8.500% due 10/1/13	385,875

Independent Power Producers & Energy Traders - 1.8%
		AES Corp.:
30,000	BB-	Secured Notes, 9.000% due 5/15/15(c)	32,625
405,000	B	Senior Notes, 7.750% due 3/1/14	417,150
		Edison Mission Energy, Senior Notes:
40,000	B+	7.500% due 6/15/13(c)	39,800
160,000	B1(d)	7.750% due 6/15/16(c)	159,200
115,000	B-	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13(c)	114,138
		NRG Energy Inc., Senior Notes:
215,000	B-	7.250% due 2/1/14	215,537
1,135,000	B-	7.375% due 2/1/16	1,139,256

		Total Independent Power Producers & Energy Traders	2,117,706

Industrial Conglomerates - 0.6%
541,000	B	Koppers Inc., Senior Notes, 9.875% due 10/15/13	597,805
90,000	B	Samsonite Corp., Senior Subordinated Notes, 8.875% due 6/1/11	94,275

		Total Industrial Conglomerates	692,080

Insurance - 0.7%
305,000	B+	AFC Capital Trust I, Series B, 8.207% due 2/3/27	305,449
125,000	BB	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	131,250
		Fairfax Financial Holdings Ltd.:
35,000	BB	Notes, 7.375% due 4/15/18	29,225
55,000	BB	Senior Notes, 7.750% due 4/26/12	51,425
255,000	BB	Markel Capital Trust I, Capital Securities, Series B, 8.710% due 1/1/46	265,038
55,000	BBB-	Markel Corp., Senior Notes, 7.350% due 8/15/34	53,614

		Total Insurance	836,001

Internet & Catalog Retail - 0.1%
155,000	B-	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	154,225

Leisure Equipment & Products - 0.4%
480,000	B-	Warner Music Group, Senior Subordinated Notes, 7.375% due 4/15/14	477,600

Machinery - 1.0%
		Case New Holland Inc., Senior Notes:
75,000	BB-	9.250% due 8/1/11	80,062
125,000	BB-	7.125% due 3/1/14(c)	121,875
245,000	B-	Chart Industries Inc., Senior Subordinated, 9.125% due 10/15/15(c)	260,925
220,000	B+	Commercial Vehicle Group Inc., Senior Notes, 8.000% due 7/1/13	217,250
490,000	B	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	493,675

		Total Machinery	1,173,787

Media - 11.3%
440,000	B-	Affinion Group Inc., 10.125% due 10/15/13(c)	457,600
390,000	CCC+	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16(c)	423,150
195,000	B-	Block Communications Inc., Senior Notes, 8.250% due 12/15/15(c)	192,806
629	B-	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	637

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Media - 11.3% (continued)
		Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp., Senior Notes:
$40,000	CCC-	9.625% due 11/15/09	$30,900
721,000	CCC-	10.250% due 9/15/10	722,802
70,000	CCC-	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Notes, 8.625% due 4/1/09	54,250
		Clear Channel Communications Inc., Senior Notes:
120,000	BBB-	7.650% due 9/15/10	125,898
110,000	BBB-	6.250% due 3/15/11	108,934
75,000	BBB+	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	83,729
		CSC Holdings Inc.:
65,000	B+	Debentures, Series B, 8.125% due 8/15/09	66,950
		Senior Notes:
155,000	B+	7.000% due 4/15/12(c)	152,481
		Series B:
160,000	B+	8.125% due 7/15/09	164,800
770,000	B+	7.625% due 4/1/11	777,700
180,000	B	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	203,850
525,000	B	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	574,875
1,585,000	BB-	EchoStar DBS Corp., Senior Notes, 7.125% due 2/1/16(c)	1,525,562
295,000	B-	Gray Television Inc., 9.250% due 12/15/11	311,963
1,050,000	B-	Kabel Deutschland GMBH, Senior Notes, 10.625% due 7/1/14(c)	1,128,750
395,000	B	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	377,225
		LIN Television Corp.:
10,000	B-	Senior Subordinated Notes, 6.500% due 5/15/13	9,325
250,000	B-	Series B, 6.500% due 5/15/13	233,125
135,000	B-	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	145,125
200,000	B	Mediacom Broadband LLC/Mediacom Broadband Corp., Senior Notes, 8.500% due 10/15/15	196,000
75,000	B	Mediacom LLC/Mediacom Capital Corp., Senior Notes, 9.500% due 1/15/13	75,750
105,000	B+	Morris Publishing Group LLC, Senior Subordinated Notes, 7.000% due 8/1/13	100,406
150,000	B	Primedia Inc., Senior Notes, 8.875% due 5/15/11	144,375
310,000	B	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16(c)	316,200
200,000	B	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12(c)	221,000
450,000	B	R.H. Donnelley Inc., Senior Subordinated Notes, 10.875% due 12/15/12	497,250
185,000	B	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	194,250
		Rainbow National Services LLC:
217,000	B+	Senior Notes, 8.750% due 9/1/12(c)	231,105
560,000	B+	Senior Subordinated Debentures, 10.375% due 9/1/14(c)	628,600
		Rogers Cable Inc.:
200,000	BB+	Secured Notes, 5.500% due 3/15/14	182,000
		Senior Secured Notes:
500,000	BB+	7.875% due 5/1/12	520,000
125,000	BB+	6.250% due 6/15/13	119,688
125,000	BB+	Shaw Communications Inc., Senior Notes, 8.250% due 4/11/10	131,250
		Sinclair Broadcast Group Inc., Senior Subordinated Notes:
200,000	B	8.750% due 12/15/11	209,000
620,000	B	8.000% due 3/15/12	637,825
60,000	B	Sun Media Corp., 7.625% due 2/15/13	61,500
		Viacom Inc.:
75,000	BBB	Senior Debentures, 7.875% due 7/30/30	79,453
460,000	BBB	Senior Notes, 6.250% due 4/30/16(c)	449,171

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Media - 11.3% (continued)
$300,000	CCC+	WDAC Subsidiary Corp., Senior Notes, 8.375% due 12/1/14(c)	$295,875
195,000	B-	WMG Holdings Corp., Senior Discount Notes, step bond to yield 9.168% due 12/15/14	148,200
		XM Satellite Radio Inc., Senior Notes:
65,000	CCC	9.649% due 5/1/13(b)(c)	61,425
115,000	CCC	9.750% due 5/1/14(c)	107,525

		Total Media	13,480,285

Metals & Mining - 0.9%
300,000	B	Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13	335,250
420,000	B-	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15(c)	470,400
200,000	B-	RathGibson Inc., Senior Notes, 11.250% due 2/15/14(c)	215,500

		Total Metals & Mining	1,021,150

Multi-Utilities - 0.1%
90,000	B+	CMS Energy Corporation, 8.900% due 7/15/08	94,275

Multiline Retail - 0.6%
		J.C. Penney Co. Inc.:
180,000	BBB-	Debentures, 7.400% due 4/1/37	191,046
120,000	BBB-	Notes, 8.000% due 3/1/10	128,515
420,000	B-	Neiman Marcus Group Inc., Senior Notes, 9.000% due 10/15/15(c)	439,425

		Total Multiline Retail	758,986

Office Electronics - 0.9%
		Xerox Corp., Senior Notes:
415,000	BB+	9.750% due 1/15/09	450,794
450,000	BB+	7.125% due 6/15/10	462,375
200,000	BB+	6.875% due 8/15/11	203,000

		Total Office Electronics	1,116,169

Oil, Gas & Consumable Fuels - 11.9%
390,000	B-	Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., Senior Notes, 10.000% due 6/1/12	423,150
735,000	CCC+	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	755,212
		Chesapeake Energy Corp., Senior Notes:
145,000	BB	7.500% due 9/15/13	148,988
705,000	BB	7.500% due 6/15/14	723,506
630,000	BB	6.500% due 8/15/17	598,500
400,000	BB	6.250% due 1/15/18	374,000
		Compagnie Generale de Geophysique SA:
640,000	BB-	7.500% due 5/15/15	646,400
80,000	BB-	Senior Notes, 7.500% due 5/15/15(c)	80,800
140,000	B	Compton Petroleum Finance Corp., Senior Notes, 7.625% due 12/1/13	137,200
75,000	B	Copano Energy LLC, Senior Notes, 8.125% due 3/1/16(c)	76,500
		El Paso Corp., Medium-Term Notes:
375,000	B	8.050% due 10/15/30	375,938
270,000	B	7.800% due 8/1/31	264,938
		El Paso Natural Gas Co.:
65,000	B+	Bonds, 8.375% due 6/15/32	71,070
275,000	B+	Senior Notes, Series A, 7.625% due 8/1/10	285,313
		Encore Acquisition Co., Senior Subordinated Notes:
80,000	B	6.250% due 4/15/14	73,800
465,000	B	6.000% due 7/15/15	417,338
		Enterprise Products Operating LP, Senior Notes, Series B:
255,000	BB+	5.600% due 10/15/14	241,058
450,000	BB+	6.650% due 10/15/34	426,154

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 11.9% (continued)
		Forest Oil Corp., Senior Notes:
$185,000	B+	8.000% due 6/15/08	$189,856
150,000	B+	8.000% due 12/15/11	156,375
130,000	B	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16	133,900
1,220,000	BB+	Kerr-McGee Corp., 6.950% due 7/1/24	1,206,199
90,000	B-	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13(c)	87,525
160,000	B-	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, Series B, 6.875% due 11/1/14	149,200
252,000	B+	OMI Corp., Senior Notes, 7.625% due 12/1/13	252,000
280,000	BB-	Peabody Energy Corp., Series B, 6.875% due 3/15/13	281,400
		Pioneer Natural Resources Co., Senior Notes:
260,000	BB+	5.875% due 7/15/16	237,613
105,000	BB+	6.875% due 5/1/18	101,723
480,000	BB-	Plains Exploration & Production Co., Senior Notes, 7.125% due 6/15/14	476,400
355,000	B+	Pogo Producing Co., Senior Subordinated Notes, 6.875% due 10/1/17	337,250
185,000	B	Quicksilver Resources Inc., Senior Subordinated Notes, 7.125% due 4/1/16	177,600
30,000	B	Range Resources Corp., Senior Subordinated Notes, 7.375% due 7/15/13	30,000
167,754	BB+	Salton SEA Funding Corp., 7.475% due 11/30/18	177,256
310,000	B1(d)	SemGroup LP, Senior Notes, 8.750% due 11/15/15(c)	316,200
10,000	BB-	SESI LLC, Senior Notes, 6.875% due 6/1/14(c)	9,850
207,000	BB-	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	223,560
260,000	BB+	Tesoro Corp., 6.625% due 11/1/15(c)	252,200
370,000	B-	Utilicorp Canada Finance Corp., Senior Notes, 7.750% due 6/15/11	387,575
380,000	BB+	Western Oil Sands Inc., Secured Notes, 8.375% due 5/1/12	414,200
440,000	B-	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	426,800
		Williams Cos. Inc.:
160,000	BB-	Debentures, Series A, 7.500% due 1/15/31	160,000
		Notes:
1,295,000	BB-	7.125% due 9/1/11	1,327,375
603,000	BB-	8.750% due 3/15/32	678,375

		Total Oil, Gas & Consumable Fuels	14,310,297

Paper & Forest Products - 1.8%
250,000	B	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	255,000
70,000	B+	Boise Cascade LLC, 7.943% due 10/15/12(b)	70,700
25,000	B+	Boise Cascade, LLC, Senior Subordinated Notes, Series B, 7.125% due 10/15/14	22,750
		Domtar Inc., Notes:
260,000	B+	7.875% due 10/15/11	245,700
170,000	B+	5.375% due 12/1/13	138,550
		Georgia-Pacific Corp.:
450,000	B	Debentures, 9.500% due 12/1/11	483,750
445,000	B	Notes, 8.125% due 5/15/11	456,125
480,000	CCC+	NewPage Corp., Senior Subordinated Notes, 12.000% due 5/1/13	516,000

		Total Paper & Forest Products	2,188,575

Personal Products - 0.0%
50,000	B	Playtex Products Inc., Senior Secured Notes, 8.000% due 3/1/11	52,625

Pharmaceuticals - 0.3%
330,000	CCC	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	324,225

Real Estate Investment Trusts (REITs) - 2.3%
		CB Richard Ellis Services Inc.:
50,000	NR	11.250% due 6/15/11	53,001
286,000	BB+	Senior Notes, 9.750% due 5/15/10	307,450
		Forest City Enterprises Inc., Senior Notes:

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Real Estate Investment Trusts (REITs) - 2.3% (continued)
$90,000	BB-	7.625% due 6/1/15	$92,250
270,000	BB-	6.500% due 2/1/17	253,125
		Host Marriott LP, Senior Notes:
160,000	BB-	6.750% due 6/1/16(c)	156,200
530,000	BB-	Series I, 9.500% due 1/15/07	542,587
95,000	B	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12(c)	91,675
		Omega Healthcare Investors Inc., Senior Notes:
155,000	BB	7.000% due 4/1/14	150,156
220,000	BB	7.000% due 1/15/16	211,475
		Rouse Co., Notes:
240,000	BB+	8.000% due 4/30/09	250,500
145,000	BB+	7.200% due 9/15/12	148,081
		Ventas Realty LP/Ventas Capital Corp.:
7,000	BB+	8.750% due 5/1/09	7,420
25,000	BB+	6.750% due 6/1/10	25,219
183,000	BB+	9.000% due 5/1/12	203,130
90,000	BB+	7.125% due 6/1/15	91,238
		Senior Notes:
100,000	BB+	6.625% due 10/15/14	98,250
100,000	BB+	6.500% due 6/1/16	97,250

		Total Real Estate Investment Trusts (REITs)	2,779,007

Road & Rail - 0.9%
		Avis Budget Car Rental LLC/Avis Budget Finance Inc., Senior Notes:
135,000	BB-	7.576% due 5/15/14(b)(c)	137,700
235,000	BB-	7.625% due 5/15/14(c)	237,350
405,000	BB-	7.750% due 5/15/16(c)	409,050
300,000	B-	Kansas City Southern Railway, 7.500% due 6/15/09	303,000

		Total Road & Rail	1,087,100

Semiconductors & Semiconductor Equipment - 1.1%
171,000	B	Advanced Micro Devices Inc., Senior Notes, 7.750% due 11/1/12	176,985
		Avago Technologies Finance:
95,000	B	10.125% due 12/1/13(c)	102,362
55,000	B	Senior Notes, 10.320% due 6/1/13(b)(c)	57,888
		Freescale Semiconductor Inc., Senior Notes:
200,000	BBB-	7.818% due 7/15/09(b)	205,000
195,000	BBB-	6.875% due 7/15/11	197,925
35,000	BBB-	7.125% due 7/15/14	35,875
675,000	B-	MagnaChip Semiconductor, Senior Subordinated Notes, 8.000% due 12/15/14	590,625

		Total Semiconductors & Semiconductor Equipment	1,366,660

Software - 0.1%
155,000	B-	SunGard Data Systems Inc., Senior Notes, 9.431% due 8/15/13(b)(c)	163,913

Specialty Retail - 1.9%
175,000	B1(d)	Amerigas Partners LP, Senior Notes, 7.250% due 5/20/15	171,500
489,000	B	Asbury Automotive Group Inc., Senior Subordinated Notes, 9.000% due 6/15/12	500,002
185,000	BB+	AutoNation Inc., Senior Notes, 7.045% due 4/15/13(b)(c)	187,775
105,000	CCC	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	98,700
550,000	B	Brookstone Co. Inc., Senior Notes, 12.000% due 10/15/12(c)	495,000
720,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	684,000
150,000	B	United Auto Group Inc., Senior Subordinated Notes, 9.625% due 3/15/12	159,188

		Total Specialty Retail	2,296,165

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Textiles, Apparel & Luxury Goods - 1.1%
$390,000	B-	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	$404,625
499,000	B	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	513,970
377,000	B	Russell Corp., Senior Notes, 9.250% due 5/1/10	393,965

		Total Textiles, Apparel & Luxury Goods	1,312,560

Transportation Infrastructure - 0.9%
533,000	CCC+	H-Lines Finance Holding Corp., step bond to yield 10.995% due 4/1/13	455,715
570,000	B-	Progress Rail Services Corp./Progress Metal Reclamation Co., Senior Notes, 7.750% due 4/1/12(c)	629,850

		Total Transportation Infrastructure	1,085,565

Wireless Telecommunication Services - 1.2%
		Rogers Wireless Communications Inc.:
		Secured Notes:
425,000	BB	8.035% due 12/15/10(b)	440,406
100,000	BB	7.250% due 12/15/12	101,250
410,000	BB	6.375% due 3/1/14	392,575
115,000	BB	Senior Notes, 9.625% due 5/1/11	127,075
325,000	CCC	Rural Cellular Corp., Senior Notes, 9.875% due 2/1/10	343,688

		Total Wireless Telecommunication Services	1,404,994

		TOTAL CORPORATE BONDS & NOTES (Cost - $115,158,144)	115,987,511

CONVERTIBLE NOTE - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
155,000	CCC	Amkor Technology Inc., 2.500% due 5/15/11 (Cost - $144,349)	145,312

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
371,099		Blackrock Capital Finance LP, 9.496% due 9/25/26	222,659
117,689		Ocwen Residential MBS Corp., Series 1998-R1, Class C1, 7.000% due 10/25/40	17,635

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $282,271)	240,294

PREFERRED STOCK - 0.5%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.5%
62		Paxson Communications Corp., 14.250%(e) (Cost - $422,564)	534,499

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $116,007,328)	116,907,616

SHORT-TERM INVESTMENT - 1.5%
Repurchase Agreement - 1.5%
$1,823,000		State Street Bank & Trust Co., dated 5/31/06, 4.450% due 6/1/06; Proceeds at maturity - $1,823,225; (Fully collateralized by U.S. Treasury Bond, 7.125% due 2/15/23; Market value - $1,865,468) (Cost - $1,823,000)	1,823,000

		TOTAL INVESTMENTS - 99.1% (Cost - $117,830,328#)	118,730,616
		Other Assets in Excess of Liabilities - 0.9%	1,076,542

		TOTAL NET ASSETS - 100.0%	$119,807,158

See Notes to Schedules of Investments.

HIGH YIELD INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Security is currently in default.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2006.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Rating by Moody’s Investors Service.

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

MUNICIPAL BOND INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS - 94.3%
Alabama - 1.6%
$1,000,000	Aaa(a)	Alabama State Board of Education, Revenue, Jefferson State Community College, AMBAC-Insured, 5.000% due 10/1/22	$1,043,080

Alaska - 1.7%
1,000,000	AAA	Anchorage, AK, GO, Refunding School, FGIC-Insured, 6.000% due 10/1/09	1,070,250

Arizona - 1.6%
1,000,000	Aaa(a)	Arizona Student Loan Acquisition Authority Student Loan Revenue, Refunding, Senior Series A-1, 5.650% due 5/1/14(b)	1,050,480

California - 5.1%
1,000,000	A+	California State, GO, Refunding, 5.000% due 2/1/33	1,015,560
1,110,000	AAA	Costa Mesa, CA, COP, Refunding, Public Facilities Project, MBIA-Insured, 5.000% due 10/1/18	1,162,558
1,000,000	AAA	Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series C, MBIA-Insured, 5.250% due 7/1/19	1,075,480

		Total California	3,253,598

Colorado - 7.5%
1,000,000	AA	Colorado Water Resources & Power Development Authority, Drinking Water Revenue, Refunding, Revolving Fund Series A, 5.500% due 9/1/22	1,134,110
1,240,000	AAA	Dove Valley Metropolitan District, CO, Arapahoe County, GO, FSA-Insured, 5.000% due 11/1/25	1,287,070
2,165,000	AA	Longmont, CO, Sales & Use Tax Revenue, Refunding, 5.250% due 5/15/17	2,374,724

		Total Colorado	4,795,904

Connecticut - 1.6%
1,000,000	AAA	Connecticut State, GO, Refunding, Series B, MBIA-Insured, 5.000% due 6/1/17	1,058,690

District of Columbia - 1.8%
1,075,000	AAA	Metropolitian Washington, D.C. Airport Authority System, Refunding, Series D, FSA-Insured, 5.375% due 10/1/18(b)	1,129,202

Florida - 11.8%
1,500,000	AA+	Broward County, FL, GO, Parks & Land Preservation Project, 5.000% due 1/1/19	1,574,130
1,000,000	AAA	Florida Municipal Loan Council Revenue, North Miami Beach Water Project, Series B, MBIA-Insured, 5.375% due 8/1/18	1,086,140
1,000,000	AAA	Florida State Board of Education Lottery Revenue, Series C, FGIC-Insured, 5.250% due 7/1/20	1,057,340
1,315,000	AAA	Miami-Dade County, FL, Transit Sales Surtax Revenue, XLCA-Insured, 5.000% due 7/1/16	1,402,868
1,075,000	AAA	Port St Lucie, FL, Florida Stormwater Utility Revenue, MBIA-Insured, 5.000% due 5/1/23	1,109,873
		Tampa Florida Utility Tax & Special Revenue, Series A, AMBAC-Insured:
1,055,000	AAA	5.250% due 10/1/19	1,127,637
195,000	AAA	Call 10/1/12 @ 101, 5.250% due 10/1/19(c)	211,827

		Total Florida	7,569,815

Hawaii - 4.1%
1,500,000	AAA	Hawaii State, GO, Series DI, FSA-Insured, 5.000% due 3/1/10	1,563,690
1,000,000	AA-	Maui County, HI, GO, Series A, 5.500% due 3/1/15	1,063,220

		Total Hawaii	2,626,910

Illinois - 5.3%
1,000,000	AAA	Chicago, IL, Board of Education, GO, School Reform Board, Series A, FGIC-Insured, 5.250% due 12/1/20	1,097,110

See Notes to Schedules of Investments.

MUNICIPAL BOND INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Illinois - 5.3% (continued)
$1,095,000	Baa1(a)	Illinois Finance Authority Revenue, Refunding, DePaul University, Series A, 5.375% due 10/1/19	$1,182,162
1,000,000	AAA	University of Illinios, University Revenue, Auxiliary Facilities System, Series B, FGIC-Insured, 5.500% due 4/1/19	1,117,270

		Total Illinois	3,396,542

Indiana - 5.2%
1,000,000	Aaa(a)	Allen County, IN, Public Library Building Corp., First Mortgage, MBIA-Insured, Call 1/15/11 @ 101, 5.000% due 1/15/17(c)	1,062,180
1,200,000	NR	Indiana Bond Bank, Special Project Hendricks, Series B, Call 2/1/07 @ 102, 6.125% due 2/1/17 (c)	1,242,276
1,000,000	AAA	Indiana Health Facility Financing Authority Hospital Revenue, Refunding, Methodist Hospital Industry, Series A, 5.750% due 9/1/15(d)	1,006,630

		Total Indiana	3,311,086

Iowa - 1.7%
1,000,000	AAA	Des Moines, IA, Public Package Systems Revenue, Series A, FGIC-Insured, 5.750% due 6/1/13	1,072,310

Kansas - 1.8%
1,065,000	AA	Kansas State Development Finance Authority, Revenue, Kansas Transition Revolving Fund, 5.000% due 10/1/20	1,124,214

Michigan - 1.7%
1,000,000	AAA	Michigan State House of Representatives, COP, AMBAC-Insured, 5.250% due 8/15/14	1,085,820

Minnesota - 4.5%
1,000,000	AAA	Minneapolis & St. Paul, MN, Housing Finance Board Single Family Mortgage Revenue, Mortgage Backed Securities, Cityliving, Series A-3, GNMA & FNMA-Insured, 5.700% due 4/1/27	1,074,970
1,000,000	A2(a)	Minnesota State Higher EFA Revenue, University St. Thomas, Series Six-I, 5.000% due 4/1/23	1,034,460
750,000	AAA	Southern Minnesota Municipal Power Agency, Power Supply System Revenue, Series A, 5.750% due 1/1/18	794,137

		Total Minnesota	2,903,567

Nevada - 6.0%
1,500,000	AAA	Clark County, NV, GO, Refunding Food Control, FGIC-Insured, 4.750% due 11/1/24	1,526,040
1,000,000	AAA	State of Nevada Highway Revenue, Motor Vehicle Fuel Tax, 5.000% due 12/1/08	1,031,600
1,220,000	AAA	University of Nevada, University Revenue, Community College System, FSA-Insured, 5.250% due 7/1/16	1,272,094

		Total Nevada	3,829,734

New Jersey - 1.7%
1,000,000	AAA	New Jersey State Transportation Corp., COP, Series A, AMBAC-Insured, 5.500% due 9/15/15	1,098,970

New York - 7.4%
1,450,000	AA+	New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series E, 5.000% due 6/15/38	1,479,232
1,000,000	AA-	New York State Dormitory Authority Revenue, Series B, 5.250% due 11/15/23	1,062,810
1,100,000	AAA	New York State Urban Development Corp. Revenue, Refunding, Correctional Capital Facilities, Series A, FSA-Insured, 5.250% due 1/1/14	1,172,512
1,000,000	A+	New York, NY, Series D, 5.000% due 11/1/27	1,022,680

		Total New York	4,737,234

See Notes to Schedules of Investments.

MUNICIPAL BOND INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
North Carolina - 1.6%
$1,000,000	AAA	Johnston County, NC, GO, FGIC-Insured, 5.000% due 6/1/21	$1,054,240

Ohio - 1.6%
1,000,000	AAA	Springboro Community City School District, MBIA-Insured, 5.000% due 12/1/25	1,038,680

Oklahoma - 1.6%
1,000,000	AAA	Oklahoma City, OK, Airport Trust, Series A, FSA-Insured, 5.250% due 7/1/21	1,040,410

Oregon - 1.6%
1,000,000	AAA	Oregon State Department Administrative Services, COP, Series A, FSA-Insured, 5.000% due 5/1/24	1,038,540

Pennsylvania - 1.8%
1,120,000	AAA	Mifflin County, PA, GO, Series A, FGIC-Insured, 5.000% due 9/1/27	1,153,779

Texas - 4.8%
570,000	AAA	Texas State Department of Housing & Community Affairs Residential Mortgage Revenue, Refunding, Series A, GNMA/FNMA-Insured, 6.200% due 7/1/19(b)	582,010
1,000,000	AAA	University of North Texas, University Revenue, Financing System, FGIC-Insured, 5.000% due 4/15/18	1,040,080
1,390,000	AAA	University of Texas, University Revenues, Financing Systems, Series D, 5.000% due 8/15/34	1,426,557

		Total Texas	3,048,647

Virginia - 1.8%
1,100,000	AA	Newport News, VA, GO, Refunding Water, Series C, 5.000% due 5/1/11	1,160,544

Wisconsin - 7.4%
1,200,000	BBB	Franklin, WI, Solid Waste Disposal Revenue, Waste Management Wisconsin Inc. Series A, 4.950% due 11/1/16	1,205,544
1,000,000	Aaa(a)	Sun Prairie, WI, Area School District, GO, FGIC-Insured, 5.625% due 4/1/16	1,062,840
1,340,000	BBB	Wisconsin State HEFA Revenue, Refunding, Divine Savior Healthcare, 5.500% due 5/1/26	1,414,276
1,000,000	AAA	Wisconsin State, GO, Refunding, Series 1, MBIA-Insured, 5.250% due 5/1/12	1,073,290

		Total Wisconsin	4,755,950

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $59,784,619)	60,448,196

SHORT-TERM INVESTMENTS(e) - 5.8%
California - 0.8%
520,000	A-1+	California State Economic Recovery, Series C-5, SPA-Bank of America, 3.480%, 6/1/06	520,000

Illinois - 1.8%
1,150,000	A-1+	Illinois Finance Authority Revenue, Resurrection Health, Series B, LOC-JPMorgan Chase, 3.600%, 6/1/06	1,150,000

New Jersey - 0.8%
490,000	A-1+	New Jersey, EFA Revenue, Refunding, Princeton University, Series F, 3.250%, 6/1/06	490,000

New York - 1.7%
1,125,000	A-1+	New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series F, Subordinated Series F-2, SPA-Bayerische Landesbank, 3.560%, 6/1/06	1,125,000

Wyoming - 0.7%
460,000	A-1+	Lincoln County, WY, PCR, Exxon Project, Series C, 3.460%, 6/1/06	460,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $3,745,000)	3,745,000

		TOTAL INVESTMENTS - 100.1% (Cost - $63,529,619#)	64,193,196
		Liabilities in Excess of Other Assets - (0.1)%	(86,145)

		TOTAL NET ASSETS - 100.0%	$64,107,051

See Notes to Schedules of Investments.

MUNICIPAL BOND INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Rating by Moody’s Investors Service.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation
COP	— Certificate of Participation
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
PCR	— Pollution Control Revenue
SPA	— Standby Bond Purchase Agreement
XLCA	— XL Capital Assurance Inc.

Summary of Investments by Industry (unaudited)*

General Obligation	32.9%
Education	20.0
Water and Sewer	7.5
Transportation	7.3
Tax Allocation	5.3
Utilities	4.7
Hospitals	4.0
Pre-Refunded	3.9
Industrial Development	3.6
Public Facilities	3.3
Housing: Single-Family	2.6
Solid Waste	1.9
Escrowed to Maturity	1.5
Finance	0.8
Pollution Control	0.7

100.0%

*	As a percent of total investments.

See Notes to Schedules of Investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT†		SECURITY	VALUE
SOVEREIGN BONDS - 47.0%
Belgium - 0.3%
400,000	EUR	Kingdom of Belgium, 5.750% due 3/28/08(a)	$534,494

France - 9.8%
1,000,000	EUR	French Treasury Notes, 3.000% due 7/12/08(a)	1,273,456
		Government of France:
6,500,000	EUR	6.500% due 4/25/11(a)	9,371,509
1,800,000	EUR	4.000% due 4/25/14(a)	2,325,399
1,800,000	EUR	4.000% due 10/25/14(a)	2,321,590
1,900,000	EUR	5.500% due 4/25/29(a)	2,872,864
100,000	EUR	4.750% due 4/25/35(a)	137,475

		Total France	18,302,293

Germany - 15.0%
400,000	EUR	Bundesobligation, 3.500% due 10/9/09(a)	512,202
		Bundesrepublik Deutschland:
200,000	EUR	4.500% due 7/4/09(a)	263,816
4,400,000	EUR	5.000% due 7/4/12	6,006,446
1,600,000	EUR	4.250% due 1/4/14	2,101,509
2,300,000	EUR	4.250% due 7/4/14(a)	3,019,759
2,800,000	EUR	6.250% due 1/4/24(a)	4,501,722
3,700,000	EUR	5.625% due 1/4/28(a)	5,640,106
3,100,000	EUR	6.250% due 1/4/30(a)	5,130,578
600,000	EUR	4.750% due 7/4/34(a)	830,097

		Total Germany	28,006,235

Greece - 2.8%
3,500,000	EUR	Hellenic Republic, 6.500% due 1/11/14(a)	5,185,106

Italy - 0.7%
1,050,000	EUR	Buoni Poliennali Del Tesoro, 4.500% due 5/1/09	1,382,086

Japan - 5.6%
		Japan Government:
280,000,000	JPY	1.500% due 3/20/14	2,459,723
110,000,000	JPY	1.600% due 6/20/14	970,890
80,000,000	JPY	2.400% due 3/20/34	720,105
290,000,000	JPY	2.300% due 6/20/35	2,547,136
400,000,000	JPY	Series 20, 2.500% due 9/20/35	3,666,102

		Total Japan	10,363,956

Netherlands - 3.0%
		Netherlands Government:
4,000,000	EUR	5.250% due 7/15/08(a)	5,320,660
200,000	EUR	3.750% due 7/15/14(a)	254,000

		Total Netherlands	5,574,660

Poland - 1.1%
6,280,000	PLN	Poland Government Bond, 6.000% due 5/24/09(a)	2,119,986

Portugal - 2.7%
4,000,000	EUR	Portugal Obrigacoes do Tesouro, 3.250% due 7/15/08(a)	5,111,028

Spain - 3.9%
5,600,000	EUR	Spanish Government, 3.600% due 1/31/09(a)	7,203,055

United Kingdom - 2.1%
860,000	GBP	United Kingdom Treasury, 7.500% due 12/7/06(a)	1,634,214

See Notes to Schedules of Investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT†		SECURITY	VALUE
United Kingdom - 2.1% (Continued)
1,170,0000	GBP	United Kingdom Treasury Gilt, 4.750% due 9/7/15(a)	$2,212,785

		Total United Kingdom	3,846,999

		TOTAL SOVEREIGN BONDS (Cost - $86,609,204)	87,629,898

ASSET-BACKED SECURITIES(a)(b) - 5.5%
Home Equity - 4.2%
233,165		AAA Trust, Series 2005-2, Class A1, 5.059% due 4/25/35(c)	233,559
		ACE Securities Corp.:
773,834		Series 2006-HE1, Class A2A, 5.161% due 2/25/36	774,483
771,617		Series 2006-NC1, Class A2A, 5.151% due 12/25/35	772,308
118,015		Aegis Asset Backed Securities Trust, Series 2004-4, Class A2A, 5.320% due 10/25/34	118,166
		Asset Backed Funding Certificates:
564,473		Series 2005-AQ1, Class A1A, 5.079% due 6/25/35	564,826
233,651		Series 2005-HE2, Class A2A, 5.069% due 6/25/35	233,792
786,006		Asset Backed Securities Corp. Home Equity, Series 2006-HE3, Class A3, 4.970% due 3/25/36	786,550
		Countrywide Asset-Backed Certificates:
328,568		Series 2005-05, Class 2A1, 5.161% due 10/25/35	328,788
238,789		Series 2005-16, Class 4AV1, 5.181% due 1/25/35	239,002
269,345		Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass Through Securities, Series T-35, Class A, 5.361% due 9/25/31	269,548
357,551		First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF1, Class 2A1, 5.171% due 1/25/36	357,870
841,919		Fremont Home Loan Trust, Series 2006-1, Class 2A1, 5.141% due 4/25/36	842,426
785,714		GSAMP Trust, Series 2006-S2, Class A1A, 5.151% due 1/25/36	786,150
754,431		Residential Asset Mortgage Products Inc., Series 2006-RS1, Class AI1, 5.161% due 1/25/36	754,988
393,939		Residential Asset Securities Corp., Series 2006-EMX3, Class A1, 4.989% due 4/25/36	394,206
211,823		SACO I Trust, Series 2004-3A, Class A, 5.351% due 12/25/35(c)	211,922
34,877		Structured Asset Securities Corp., Series 2005-WF1, Class A1, 5.171% due 2/25/35	34,877

		Total Home Equity	7,703,461

Student Loan - 1.3%
878,750		Nelnet Student Loan Trust, Series 2006-1, Class A1, 5.173% due 8/23/11	879,440
		SLM Student Loan Trust:
683,833		Series 2005-9, Class A1, 5.070% due 1/25/13	684,048
900,000		Series 2006-4, Class A1, 5.039% due 7/25/12	900,553

		Total Student Loan	2,464,041

		TOTAL ASSET-BACKED SECURITIES (Cost - $10,160,900)	10,167,502

COLLATERALIZED MORTGAGE OBLIGATIONS(a) - 8.9%
414,172		Banc of America Mortgage Securities, Series 2004-4, Class 1A9, 5.000% due 5/25/34	403,060
739,330		Basic Asset Backed Securities Trust, Series 2006-1, Class A1, 5.039% due 4/25/36(b)	739,841
900,000		Commercial Mortgage Pass Through Certificates, Series 2006-CN2A, Class A2FL, 5.278% due 2/5/19(b)(c)	900,487
875,005		Countrywide Alternative Loan Trust, Series 2006-OA1, Class 2A1, 5.290% due 3/20/46(b)	876,555
776,939		Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A3, 5.311% due 5/25/35(b)	777,824

See Notes to Schedules of Investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT†		SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (a) - 8.9% (continued)
		Countrywide Home Loans:
$794,888		Series 2005-002, Class 1A1, 5.401% due 3/25/35(b)	$799,343
173,405		Series 2005-003, Class 2A1, 5.371% due 4/25/35(b)	174,206
210,180		Series 2005-011, Class 3A1, 5.174% due 4/25/35(b)	211,189
280,263		Series 2005-HYB9, Class 3A2A, 5.250% due 2/20/36(b)	276,684
400,000		CSAB Mortgage Backed Trust, Series 2006-1, Class A1A, 5.110% due 6/25/36(b)	400,000
		Federal Home Loan Mortgage Corp. (FHLMC):
764,480		Series 2770, Class YW, 4.000% due 6/15/22	751,711
824,600		Series 3037, Class BC, 4.500% due 2/15/20	791,714
		Federal National Mortgage Association (FNMA):
34,775		Series 2003-34, Class A1, 6.000% due 4/25/43	34,552
198,213		Series 2004-W12, Class 1A1, 6.000% due 7/25/44	197,357
330,612		Series 2005-120, Class NF, 5.181% due 1/25/21(b)	329,958
50,749		Federal National Mortgage Association (FNMA) Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	50,530
466,105		FHLMC Structured Pass Through Securities, Series T-62, Class 1A1, 5.211% due 10/25/44(b)	470,269
264,303		GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1, 5.500% due 9/25/34	259,733
555,196		Government National Mortgage Association (GNMA), Series 2004-68, Class ZC, 6.000% due 8/20/34	536,622
797,235		Lehman XS Trust, Series 2006-GP1, Class A1, 5.171% due 5/25/46(b)	797,235
700,000	GBP	Permanent Financing PLC, Series 4, Class 5A2, 4.811% due 6/10/42(b)	1,315,233
898,008		Residential Accredit Loans Inc., Series 2006-Q03, Class A1, 5.291% due 4/25/46(b)	896,601
		Structured Asset Mortgage Investments Inc.:
365,506		Series 2005-AR2, Class 2A1, 5.311% due 5/25/45(b)	366,801
295,607		Series 2005-AR8, Class A1A, 5.361% due 2/25/36(b)	295,607
899,233		Series 2006-AR3, Class 12-A1, 5.301% due 5/25/36(b)	899,233
124,460		Structured Asset Securities Corp., Series 2005-S5, Class A1, 5.181% due 8/25/35(b)	124,542
		Washington Mutual Inc.:
44,650		Series 2001-7, Class A, 5.084% due 5/25/41(b)	44,963
16,771		Series 2002-AR9, Class 1A, 5.287% due 8/25/42(b)	16,761
443,633		Series 2005-AR13, Class A1A1, 5.371% due 10/25/45(b)	446,475
870,830		Series 2006-AR3, Class A1A, 5.011% due 2/25/46(b)	863,863
400,000		Series 2006-AR4, Class 2A1A, 5.124% due 5/25/46(b)	399,000
		Wells Fargo Mortgage Backed Securities Trust:
776,595		Series 2006-AR2, Class 2A1, 4.950% due 3/25/36	761,762
382,935		Series 2006-AR8, Class 1A1, 5.240% due 4/25/36	379,888

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $16,650,395)	16,589,599

CORPORATE BONDS & NOTES(a) - 8.6%
Cayman Islands - 0.9%
200,000	EUR	MUFG Capital Finance, 4.850% due 12/31/49	251,328
900,000		MUFG Capital Finance 1 Ltd., 6.346% due 7/29/49(b)	887,835
400,000		Resona Bank Ltd., 5.850% due 9/29/49(b)(c)	381,849
100,000		Vita Capital Ltd., Series 2003-I, Notes, 6.340% due 1/1/07(b)(c)	100,224

		Total Cayman Islands	1,621,236

France - 0.3%
300,000	EUR	France Telecom SA, Senior Unsubordinated Medium-Term Note, 7.250% due 1/28/13	445,335

Greece - 0.3%
370,000	EUR	Public Power Corp., Notes, 4.500% due 3/12/09	481,174

See Notes to Schedules of Investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT†		SECURITY	VALUE
Hong Kong - 0.4%
500,000	EUR	Hutchinson Whampoa Finance Ltd., 5.875% due 7/8/13	$691,480

Italy - 0.5%
720,000	EUR	Telecom Italia SpA, Medium-Term Note, 6.250% due 2/1/12	1,002,687

Japan - 0.1%
200,000	EUR	Bank of Tokyo-Mitsubishi UFJ Ltd., 3.500% due 12/16/15(b)	249,125

Luxembourg - 0.4%
567,000	EUR	Hannover Finance Luxembourg SA, 5.000% due 6/1/49	701,112
100,000		VTB Capital SA, Serior Notes, 5.680% due 9/21/07(b)(c)	100,075

		Total Luxembourg	801,187

Mexico - 0.4%
540,000	EUR	PEMEX Project Funding Master Trust, 6.250% due 8/5/13(c)	738,864

United Kingdom - 1.1%
400,000		HBOS PLC, Subordinated, 5.920% due 9/29/49(b)(c)	374,983
300,000		Royal Bank of Scotland Group PLC, Senior Notes, 4.930% due 12/21/07(b)(c)	300,222
1,000,000		Royal Bank of Scotland PLC, Notes, 5.125% due 7/21/08(b)(c)	1,000,718
400,000		Vodafone Group PLC, Notes, 5.020% due 6/29/07(b)	399,880

		Total United Kingdom	2,075,803

United States - 4.2%
900,000		CIT Group Inc., Series Medium-Term Note, Senior Notes, 5.259% due 2/21/08(b)	900,732
1,100,000		Countrywide Bank NA, Certificate of Deposit, 5.090% due 9/15/06(b)	1,100,112
900,000		Genworth Global Funding, Secured Notes, 4.970% due 2/10/09(b)	900,826
200,000		Harrahs Operating Co. Inc., 5.760% due 2/8/08(b)(c)	200,479
300,000		HSBC Finance Corp., Senior Unsecured, 5.040% due 9/15/08(b)	300,864
300,000		IBJ Preferred Capital Co., 8.790% due 12/29/49(b)(c)	316,609
200,000		Mizuho JGB Investment LLC, Bonds, 9.870% due 12/31/49(b)(c)	215,220
900,000		Morgan Stanley, Series Notes, Series F, 5.276% due 2/9/09(b)	901,756
800,000		Popular North America Inc., Medium-Term Note, Series F, 5.410% due 4/6/09(b)	801,846
700,000		Rabobank Nederland, Senior Notes, 5.088% due 1/15/09(b)(c)	700,229
500,000		U.S. Bancorp, Medium Term Notes, 5.120% due 4/28/09(b)	500,311
1,000,000		Wachovia Bank NA, Senior Notes, Series DPNT, 4.980% due 3/23/09(b)	1,000,653

		Total United States	7,839,637

		TOTAL CORPORATE BONDS & NOTES (Cost - $15,462,241)	15,946,528

MORTGAGE-BACKED SECURITY - 0.4%
FNMA - 0.4%
847,710		Federal National Mortgage Association (FNMA), 4.193% due 11/1/34(a)(b) (Cost - $840,418)	833,487

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.9%
U.S. Government Agencies - 2.5%
4,753,812		Federal National Mortgage Association (FNMA), 5.500% due 5/1/34(a)	4,597,424

U.S. Government Obligations - 2.4%
4,800,000		U.S. Treasury Notes, 4.500% due 2/15/16	4,569,941

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $9,372,763)	9,167,365

U.S. TREASURY INFLATION PROTECTED SECURITIES(a) - 0.8%
201,296		U.S. Treasury Bonds, Inflation Indexed, 2.000% due 1/15/26	186,278
		U.S. Treasury Notes, Inflation Indexed:

See Notes to Schedules of Investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT†		SECURITY	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES(a) - 0.8% (continued)
$836,952		1.625% due 1/15/15	$785,525
513,510		1.875% due 7/15/15	490,683

		TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $1,531,241)	1,462,486

CONTRACTS		SECURITY	VALUE
PURCHASED OPTIONS - 0.2%
Germany - 0.1%
300,000	GBP	Swaption, 3 Month LIBOR, 4.25% fixed rate, Put @ $4.25, expires 6/12/06	27,039
900,000	EUR	Swaption, 6 Month LIBOR, 3.45% fixed rate, Put @ $3.45, expires 6/16/06	23,445
500,000	GBP	Swaption, 6 Month LIBOR, 4.25% fixed rate, Put @ $4.25, expires 6/12/06	45,065
4,000,000	GBP	Swaption, 6 Month LIBOR, 5.00% fixed rate, Call @ $5.00, expires 5/11/07	23,152
3,300,000	GBP	Swaption, 6 Month LIBOR, 5.00% fixed rate, Call @ $5.00, expires 5/17/07	58,934

		Total Germany	177,635

United States - 0.1%
134		Eurodollar Futures, Call @ $95.00, expires 6/19/06(a)	837
255		Eurodollar Futures, Put @ $92.00, expires 3/19/07	1
55		Eurodollar Futures, Put @ $92.25, expires 12/18/06	344
322		Eurodollar Futures, Put @ $92.50, expires 12/18/06	2,012
89		Eurodollar Futures, Put @ $95.00, expires 6/19/06	70,644
14,000,000		Swaption, 3 Month LIBOR, 4.50% fixed rate, Call @ $4.50, expires 10/18/06(a)	238
2,300,000		Swaption, 3 Month LIBOR, 4.50% fixed rate, Call @ $4.50, expires 10/4/06(a)	18
7,000,000		Swaption, 3 Month LIBOR, 4.75% fixed rate, Call @ $4.75, expires 8/8/06(a)	49
1,500,000		Swaption, 3 Month LIBOR, 4.80% fixed rate, Call @ $4.80, expires 12/22/06(a)	618
34,000,000		Swaption, 3 Month LIBOR, 5.00% fixed rate, Call @ $5.00, expires 3/8/07(a)	52,258
2,300,000		Swaption, 3 Month LIBOR, 5.08% fixed rate, Call @ $5.08, expires 4/19/07(a)	5,272
2,300,000		Swaption, 3 Month LIBOR, 5.13% fixed rate, Call @ $5.13, expires 10/25/06(a)	2,137
32		U.S. Treasury Bonds Futures, Call @ $108, expires 8/25/06(a)	28,000
32		U.S. Treasury Bonds Futures, Put @ $103, expires 8/25/06	15,000
142		U.S. Treasury Notes 5 Year Futures, Put @ $100, expires 8/25/06	2,219

		Total United States	179,647

		TOTAL PURCHASED OPTIONS (Cost - $426,758)	357,282

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $141,053,920)	142,154,147

FACE AMOUNT†		SECURITY	VALUE
SHORT-TERM INVESTMENTS - 35.8%
Commercial Paper(a)(d) - 32.6%
$5,000,000		BNP Paribas Finance, 5.116% due 8/16/06	4,946,200
		CBA Delaware Finance:
300,000		4.870% due 6/20/06	299,238
3,500,000		5.146% due 8/21/06	3,459,785
		Danske Corp.:
5,000,000		5.024% due 6/15/06	4,990,278
500,000		5.148% due 8/24/06	494,040
		Dnb Nor Bank Asa:
1,000,000		4.724% due 6/8/06	999,096
900,000		4.904% due 6/12/06	898,663

See Notes to Schedules of Investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT†	SECURITY	VALUE
Commercial Paper(a)(d) - 32.6% (continued)
$3,100,000	4.914% due 6/12/06	$3,095,387
5,000,000	General Electric Capital Corp., 5.125% due 8/16/06	4,946,200
5,000,000	ING U.S. Funding LLC, 4.939% due 6/27/06	4,982,360
2,300,000	Nordea North America Inc., 4.943% due 7/6/06	2,289,088
4,700,000	Rabobank USA Financial Corp., 5.051% due 6/1/06	4,700,000
4,900,000	Skandinaviska Enskilda Banken AB, 5.063% due 7/26/06	4,862,569
	Societe Generale North America:
4,500,000	5.017% due 6/12/06	4,493,132
1,000,000	5.002% due 7/11/06	994,511
1,600,000	Svenska Handlesbanken Inc., 4.952% due 7/6/06	1,592,393
1,800,000	Swedbank, 5.012% due 6/5/06	1,799,002
400,000	Time Warner Inc., 5.332% due 9/19/06	393,420
	UBS Finance Delaware LLC:
4,800,000	4.713% due 6/6/06	4,796,907
700,000	5.022% due 6/12/06	698,931
5,000,000	Westpac Banking Corp., 4.879% due 6/5/06	4,997,311

	Total Commercial Paper (Cost - $60,729,813)	60,728,511

U.S. Government Obligations(a)(d)(e) - 0.7%
	U.S. Treasury Bills:
60,000	4.498% due 6/1/06	60,000
10,000	4.542% due 6/15/06	9,982
1,095,000	4.552% due 6/15/06	1,093,084
70,000	4.596% due 6/15/06	69,876
50,000	4.528% due 6/15/06	49,913

	Total U.S. Government Obligations (Cost - $1,282,855)	1,282,855

Repurchase Agreement - 2.5%
4,766,000	State Street Bank & Trust Co. dated 5/31/06, 4.450% due 6/1/06; Proceeds at maturity - $4,766,589; (Fully collateralized by U.S. Treasury Bond, 7.250% due 5/15/16; Market value - $4,865,331) (Cost - $4,766,000)(a)	4,766,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $66,778,668)	66,777,366

	TOTAL INVESTMENTS - 112.1% (Cost - $207,832,588#)	208,931,513
	Liabilities in Excess of Other Assets - (12.1)%	(22,477,870)

	TOTAL NET ASSETS - 100.0%	$186,453,643

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap contracts, foreign currency contracts, TBA’s and short sales.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2006.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Rate shown represents yield to maturity.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

EUR	— Euro
GBP	— Great British Pound
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
PLN	— Polish Zloty

See Notes to Schedules of Investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

Summary of Investments by Security Type*(unaudited)

Sovereign Bonds	42.9%
Collateralized Mortgage Obligations	8.1
Corporate Bonds & Notes	7.8
Asset-Backed Securities	5.0
U.S. Government & Agency Obligation	2.2
U.S. Treasury Inflation Protected Securities	0.7
Mortgage-Backed Securities	0.4
Purchased Options	0.2
Short-Term Investments	32.7

100.0%

*	As a percent of total investments.

Schedule of Options Written

CONTRACTS	SECURITY	EXPIRATION DATE	STRIKE PRICE	VALUE
134	Eurodollar Futures Call	6/16/06	$95.25	$837
29	Eurodollar Futures Put	6/16/06	94.75	10,150
1,000,000	Swaption, 3 Month LIBOR, 4.54% fixed rate Call	10/4/06	4.54	39
6,000,000	Swaption, 3 Month LIBOR, 4.56% fixed rate Call	10/18/06	4.56	426
3,000,000	Swaption, 3 Month LIBOR, 4.78% fixed rate Call	8/8/06	4.78	69
600,000	Swaption, 3 Month LIBOR, 4.85% fixed rate Call	12/22/06	4.85	652
4,000,000	Swaption, 3 Month LIBOR, 5.04% fixed rate Call	3/8/07	5.04	13,740
1,000,000	Swaption, 3 Month LIBOR, 5.04% fixed rate Call	3/8/07	5.04	3,435
10,000,000	Swaption, 3 Month LIBOR, 5.04% fixed rate Call	3/8/07	5.04	34,350
1,300,000	Swaption, 3 Month LIBOR, 5.20% fixed rate Put	6/16/06	5.20	19,742
1,000,000	Swaption, 3 Month LIBOR, 5.21% fixed rate Call	10/25/06	5.21	2,704
1,000,000	Swaption, 3 Month LIBOR, 5.22% fixed rate Call	4/19/07	5.22	6,268
1,600,000	Swaption, 3 Month LIBOR, 5.25% fixed rate Call	5/16/07	5.25	4,994
1,900,000	Swaption, 3 Month LIBOR, 5.25% fixed rate Call	5/16/07	5.25	18,115
1,300,000	Swaption, US Dollar vs. Canadian Dollar Call	6/23/06	1.14	734
1,300,000	Swaption, US Dollar vs. Canadian Dollar Call	6/23/06	1.13	1,453
8,000,000	Swaption, US Dollar vs. Japanese Yen Call	5/21/07	120.00	31,152
54	U.S. Treasury Notes 10 Year Futures, Call	8/25/06	103.00	15,187
54	U.S. Treasury Notes 10 Year Futures, Call	8/25/06	106.00	31,219

	TOTAL OPTIONS WRITTEN (Premiums received - $451,540)			$195,266

See Notes to Schedules of Investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedules of Investments (unaudited) (continued)	May 31, 2006

Schedule of Securities Sold Short

FACE AMOUNT	SECURITY	VALUE
100,000	Federal National Mortgage Association (FNMA), 5.500% due 6/13/36*	$96,313
15,000,000	U.S. Treasury Note, 4.500% due 11/15/15	14,292,780
11,400,000	U.S. Treasury Note, 4.500% due 2/15/16	10,853,609

	TOTAL OPEN SHORT SALES (Proceeds - $25,122,685)	$25,242,702

*	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited)(continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1	— Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, Emerging Markets Equity Investments, Government Money Investments, Core Fixed Income Investments, High Yield Investments, Municipal Bond Investments and International Fixed Income Investments (“Fund(s)”) are separate diversified investment funds of the Consulting Group Capital Markets Funds (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.

Money market instruments within Government Money Investments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Financial Futures Contracts. Certain Funds may enter into financial futures contracts typically to hedge a portion of the portfolios. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Stripped Securities. Cored Fixed Income Investments Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. . As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(g) Credit Default Swaps. Certain Funds enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, the Funds are required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Funds keep the stream of payments and have no payment obligations. Such periodic payments are accrued daily and accounted for as realized gain.

The Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Funds function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Funds receive the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Funds make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized loss.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Funds’ Statement of Operations. For a credit default swap sold by the Funds, payment of the agreed upon amount made by the Funds in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Funds, the agreed upon amount received by the Funds in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Funds.

Entering into Credit Default Swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

(h) Swap Contracts. Swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(i) Swaptions. The Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers.

When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Assets and Liabilities or Statements of Operations. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the Fund enter into swaption contracts with counterparties whose creditworthiness has been evaluated by the Investment Manager. The Fund bears the market risk arising from any change in index values or interest rates.

(j) Securities Traded on a To-Be-Announced Basis. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(k) Mortgage Dollar Rolls. Certain Funds may enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Funds’ use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

(l) Short Sales of Securities. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

(m) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(n) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(o) Foreign Risk. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(p) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/Depreciation
Large Capitalization Value Equity Investments	$220,011,452	$(37,562,740)	$182,448,712
Large Capitalization Growth Investments	335,284,079	(49,519,746)	285,764,333
Small Capitalization Value Equity Investments	88,824,241	(11,984,746)	76,839,495
Small Capitalization Growth Investments	112,426,402	(14,982,459)	97,443,943
International Equity Investments	272,960,483	(17,600,242)	255,360,241
Emerging Markets Equity Investments	100,105,684	(6,185,035)	93,920,649
Core Fixed Income Investments	3,786,938	(16,317,833)	(12,530,895)
High Yield Investments	3,099,263	(2,198,975)	900,288
Municipal Bond Investments	960,247	(296,670)	663,577
International Fixed Income Investments	3,550,924	(2,451,999)	1,098,925

At May 31, 2006, International Fixed Income Investments and Core Fixed Income Investments had the following open futures contracts:

International Fixed Income Investments	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Euro	546	9/06	$129,716,925	$129,094,875	$(622,050)
Germany Federation Republic Bonds 5 Year	18	9/06	2,532,983	2,534,600	1,617
Germany Federation Republic Bonds 5 Year	37	6/06	5,207,636	5,213,334	5,698
Germany Federation Republic Bonds 10 Year	110	6/06	16,745,522	16,452,245	(293,277)
Japan Government Bonds 10 Year	31	6/06	37,006,368	36,939,275	(67,093)
Japan Government Bonds 10 Year	8	9/06	9,396,393	9,420,441	24,048
U.S. 5 Year Treasury Notes	282	9/06	29,341,594	29,217,844	(123,750)
U.S. 10 Year Treasury Notes	148	9/06	15,605,719	15,528,438	(77,281)

					(1,152,088)

Contracts to Sell:
U.S. Treasury Bonds	28	9/06	2,992,281	2,974,125	18,156

Net Unrealized Loss on Open Futures Contracts					$(1,133,932)

Core Fixed Income Investments	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Euro	20	6/06	$4,757,844	$4,734,125	$(23,719)
Euro	1	9/06	237,655	236,438	(1,217)
Euro	682	12/06	161,542,613	161,233,325	(309,288)
Euro	140	3/07	33,173,450	33,113,500	(59,950)
Euro	76	9/07	18,049,050	17,982,550	(66,500)
Euro	6	12/07	1,423,650	1,419,600	(4,050)
Federal Republic of Germany Bonds 10 Year	28	6/06	3,320,860	3,249,400	(71,460)
U.S Treasury Bonds	9	9/06	964,381	955,969	(8,412)
U.S 2 Year Treasury Notes	4	9/06	814,125	812,875	(1,250)
U.S 5 Year Treasury Notes	24	9/06	2,488,714	2,486,625	(2,089)
U.S 5 Year Treasury Notes	129	9/06	13,424,391	13,365,609	(58,782)
U.S 5 Year Treasury Notes	195	6/06	20,453,741	20,216,549	(237,192)

					(843,909)

Contracts to Sell:
U.S Treasury Bonds	59	9/06	6,305,164	6,266,906	38,258
U.S 10 Year Treasury Notes	64	6/06	6,786,907	6,725,000	61,907
U.S 10 Year Treasury Notes	79	9/06	8,320,851	8,288,828	32,023

					132,188

Net Unrealized Loss on Open Futures Contracts					$(711,721)

At May 31, 2006, Emerging Markets Equity Investments, Core Fixed Income Investments and International Fixed Income Investments had the following open forward foreign currency contracts:

Emerging Markets Equity Investments Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Loss
Contracts to Buy:
Malaysian Ringgit	5,896,000	$1,631,329	08/22/06	$(31,858)

Core Fixed Income Investments Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain(Loss)
Contracts to Buy:
Euro	151,000	$194,053	6/22/06	$921
Euro	669,000	859,744	6/22/06	7,504
Japanese Yen	290,770,000	2,590,171	6/1/06	(5,077)
Japanese Yen	241,500,000	2,155,574	6/15/06	(1,561)
Japanese Yen	290,770,000	2,595,346	6/15/06	10,793
Japanese Yen	430,755,000	3,877,461	8/15/06	(53,359)
Japanese Yen	172,582,000	1,553,505	8/15/06	(20,804)
Yuan Renminbi	3,860,000	496,160	3/16/07	(3,840)
Yuan Renminbi	21,339,000	2,758,147	5/9/07	(21,817)

				(87,240)

Contracts to Sell:
Euro	3,539,000	4,550,438	6/30/06	(215,287)
Euro	6,791,000	8,748,204	7/31/06	(323,392)
Euro	7,897,000	10,172,960	7/31/06	(128,047)
Euro	18,543,000	23,887,197	7/31/06	(42,290)
Euro	2,432,000	3,132,916	7/31/06	4,819
Japanese Yen	290,770,000	2,590,171	6/1/06	(10,936)
Japanese Yen	218,710,000	1,952,155	6/15/06	28,340

				(686,793)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(774,033)

International Fixed Income Investments Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain(Loss)
Contracts to Buy:
Australian Dollar	237,000	$178,150	6/1/06	$151
Australian Dollar	856,000	643,443	6/1/06	8,805
Australian Dollar	905,000	680,000	6/23/06	(13,954)
Australian Dollar	1,093,000	821,170	6/29/06	(6,349)
Brazilian Real	80,000	34,169	7/31/06	(359)
Brazilian Real	282,000	120,217	8/7/06	(8,111)
Canadian Dollar	236,000	214,067	6/15/06	3,670
Canadian Dollar	531,000	481,650	6/15/06	1,348
Chilean Peso	6,900,000	12,982	7/31/06	(77)
Chilean Peso	60,000,000	112,865	8/17/06	358
Danish Krone	369,000	63,518	6/6/06	3,920
Euro	304,000	390,676	6/22/06	1,938
Euro	284,000	364,973	6/22/06	1,732
Euro	9,000,000	11,593,851	7/31/06	311,469
Indian Rupee	509,000	10,999	8/24/06	(342)
Indian Rupee	6,506,000	140,362	11/9/06	(3,164)

Japanese Yen	1,495,999,000	13,352,943	6/15/06	(89,007)
Japanese Yen	85,567,000	763,751	6/15/06	(2,176)
Japanese Yen	92,000,000	821,171	6/15/06	(595)
New Taiwan Dollar	6,931,000	218,112	8/17/06	101
New Taiwan Dollar	5,144,000	161,877	8/17/06	(3,632)
New Taiwan Dollar	402,000	12,661	8/24/06	8
New Zealand Dollar	145,000	92,279	6/1/06	1,002
Pound Sterling	13,429	25,155	6/2/06	(120)
Pound Sterling	88,000	164,874	6/15/06	1,014
Pound Sterling	147,000	275,415	6/15/06	(2,144)
Singapore Dollar	215,000	136,498	6/12/06	3,043
Singapore Dollar	603,000	384,161	8/24/06	(2,662)
South Korean Won	19,764,000	20,965	8/24/06	472
Swiss Franc	64,000	52,668	6/6/06	3,186
Yuan Renminbi	675,664	87,281	5/9/07	(719)
Yuan Renminbi	2,027,150	261,863	5/9/07	(2,137)
Yuan Renminbi	2,170,000	280,316	5/9/07	(2,089)
Yuan Renminbi	2,733,368	353,091	5/9/07	(2,909)
Yuan Renminbi	2,938,000	379,525	5/9/07	(3,177)
Yuan Renminbi	2,434,000	314,419	5/9/07	(2,508)

				195,986

Contracts to Sell:
Australian Dollar	2,011,000	1,511,418	6/9/06	24,986
Canadian Dollar	40,000	36,283	6/15/06	(214)
Chilean Peso	65,050,000	122,391	7/31/06	4,043
Euro	59,120,000	75,976,143	6/22/06	(69,729)
Japanese Yen	893,560,000	7,975,711	6/15/06	145,849
Japanese Yen	17,396,000	155,273	6/15/06	1,222
New Zealand Dollar	286,394	182,264	6/1/06	(4,265)
Polish Zloty	6,891,000	2,249,609	8/7/06	48,854
Polish Zloty	170,000	55,709	11/24/06	(516)
Pound Sterling	2,733,000	5,120,474	6/15/06	(194,078)
Singapore Dollar	202,000	128,290	6/19/06	842

				(43,006)

Net Unrealized Gain on Open Forward Foreign Currency Contracts				$152,980

At May 31, 2006, Core Fixed Income Investments and International Fixed Income Investments held purchased options with a total cost of the following:

Fund	Calls	Puts
Core Fixed Income Investments	$269,208	$5,302
International Fixed Income Investments	353,334	73,424

At May 31, 2006, International Fixed Income Investments and Core Fixed Income Investments had the following written option contracts:

International Fixed Income Investments	Number of Contracts	Premiums
Options written, outstanding August 31, 2005	—	$—
Options written	53,700,391	549,636
Options closed	(8,900,000)	(69,407)
Options expired	(1,800,120)	(28,689)

Options written, outstanding May 31, 2006	43,000,271	$451,540

Core Fixed Income Investments	Number of Contracts	Premiums
Options written, outstanding August 31, 2005	56	$28,409
Options written	32,400,746	488,615
Options closed	(5,600,381)	(171,570)
Options expired	(2,100,083)	(42,562)

Options written, outstanding May 31, 2006	24,700,338	$302,892

During the period ended May 31, 2006, Core Fixed Income Investments entered into mortgage dollar roll transactions in the aggregate amount of $309,984,370.

For the period ended May 31, 2006, Core Fixed Income Investments recorded interest income of $278,772 related to such mortgage dollar rolls.

At May 31, 2006, Cored Fixed Income Fund had outstanding mortgage dollar rolls with a total cost of $49,063,086.

At May 31, 2006, International Fixed Income Investments and Core Fixed Income Investments held the following interest rate swap contracts:

International Fixed Income Investments

Swap Counterparty:	Bank of America
Effective Date:	December 16, 2009
Notional Amount:	2,600,000 CAD
Payments Made by Fund:	Fixed Rate, 5.50%
Payments Received by Fund:	Floating Rate (3 month CAD LIBOR)
Termination Date:	December 16, 2014
Unrealized Appreciation	$6,808

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	June 18, 2014
Notional Amount:	700,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	June 18, 2034
Unrealized Appreciation	$41,934

Swap Counterparty:	UBS AG
Effective Date:	December 20, 2004
Notional Amount:	540,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	December 20, 2013
Unrealized Appreciation	$52,861

Swap Counterparty:	Bank of America
Effective Date:	December 16, 2009
Notional Amount:	$1,700,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.50%
Termination Date:	December 16, 2014
Unrealized Depreciation	$(26,355)

Swap Counterparty:	Lehman Brothers Special Financing Inc.
Effective Date:	December 16, 2009
Notional Amount:	$100,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.50%
Termination Date:	December 16, 2014
Unrealized Depreciation	$(1,366)

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	December 16, 2009
Notional Amount:	$700,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.50%
Termination Date:	December 16, 2014
Unrealized Depreciation	$(22,381)

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	June 18, 2014
Notional Amount:	300,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	June 18, 2034
Unrealized Depreciation	$(2,251)

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	December 20, 2005
Notional Amount:	1,300,000,000 JPY
Payments Made by Fund:	Floating Rate (6 month JPY LIBOR)
Payments Received by Fund:	Fixed Rate, 1.50%
Termination Date:	December 20, 2015
Unrealized Depreciation	$(735,902)

Swap Counterparty:	Lehman Brothers Special Financing Inc.
Effective Date:	June 21, 2006
Notional Amount:	$4,900,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 21, 2016
Unrealized Appreciation	$119,832

Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 18, 2014
Notional Amount:	400,000 EUR
Payments Made by Fund:	Floating Rate (6 month Euribor)
Payments Received by Fund:	Fixed Rate, 6.00%
Termination Date:	June 18, 2034
Unrealized Depreciation	$(39,759)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 18, 2014
Notional Amount:	100,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	June 18, 2034
Unrealized Appreciation	$13,140

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	June 21, 2006
Notional Amount:	$2,100,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 21, 2036
Unrealized Depreciation	$(195,889)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	December 15, 2015
Notional Amount:	600,000 GBP
Payments Made by Fund:	Fixed Rate, 4.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	December 15, 2025
Unrealized Appreciation	$22,038

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	June 18, 2014
Notional Amount:	3,500,000 EUR
Payments Made by Fund:	Floating Rate (6 month Euribor)
Payments Received by Fund:	Fixed Rate, 6.00%
Termination Date:	June 18, 2034
Unrealized Depreciation	$(170,034)

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	June 15, 2006
Notional Amount:	320,000,000 JPY
Payments Made by Fund:	Fixed Rate, 1.50%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	June 15, 2015
Unrealized Appreciation	$96,922

Swap Counterparty:	Merrill Lynch Capital Services, Inc.
Effective Date:	June 15, 2006
Notional Amount:	150,000,000 JPY
Payments Made by Fund:	Fixed Rate, 1.50%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	June 15, 2015
Unrealized Appreciation	$41,382

Swap Counterparty:	Bank of America
Effective Date:	June 21, 2006
Notional Amount:	$1,000,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 21, 2016
Unrealized Appreciation	$44,947

Swap Counterparty:	Bank of America
Effective Date:	June 21, 2006
Notional Amount:	$200,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 21, 2011
Unrealized Appreciation	$4,697

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	June 21, 2006
Notional Amount:	$6,900,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 21, 2016
Unrealized Appreciation	$331,966

Swap Counterparty:	UBS AG
Effective Date:	June 21, 2006
Notional Amount:	$1,400,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 21, 2011
Unrealized Appreciation	$32,779

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	June 21, 2006
Notional Amount:	$8,900,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 21, 2008
Unrealized Appreciation	$87,282

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	December 20, 2004
Notional Amount:	1,460,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	December 20, 2013
Unrealized Appreciation	$723,840

Swap Counterparty:	Merrill Lynch Capital Services, Inc.
Effective Date:	September 15, 2006
Notional Amount:	6,000,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2010
Unrealized Depreciation	$(115,488)

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	June 21, 2006
Notional Amount:	$300,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 21, 2036
Unrealized Depreciation	$(3,480)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 15, 2006
Notional Amount:	9,100,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2010
Unrealized Depreciation	$(164,843)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 15, 2005
Notional Amount:	500,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2015
Unrealized Depreciation	$(21,278)

Swap Counterparty:	UBS AG
Effective Date:	December 20, 2004
Notional Amount:	810,000,000 JPY
Payments Made by Fund:	Fixed Rate, 1.50%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	June 15, 2015
Unrealized Appreciation	$181,660

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	June 21, 2006
Notional Amount:	$20,700,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 21, 2011
Unrealized Appreciation	$399,856

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	January 18, 2014
Notional Amount:	400,000 EUR
Payments Made by Fund:	Floating Rate (6 month Euribor)
Payments Received by Fund:	Fixed Rate, 6.00%
Termination Date:	June 18, 2034
Unrealized Depreciation	$(40,468)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	December 20, 2006
Notional Amount:	280,000,000 JPY
Payments Made by Fund:	Floating Rate (6 month JPY LIBOR)
Payments Received by Fund:	Fixed Rate, 2.00%
Termination Date:	December 20, 2025
Unrealized Depreciation	$(9,987)

Swap Counterparty:	BNP Paribas
Effective Date:	June 18, 2014
Notional Amount:	500,000 EUR
Payments Made by Fund:	Floating Rate (6 month Euribor)
Payments Received by Fund:	Fixed Rate, 6.00%
Termination Date:	June 18, 2034
Unrealized Appreciation	$5,918

Swap Counterparty:	BNP Paribas
Effective Date:	December 15, 2005
Notional Amount:	1,100,000 EUR
Payments Made by Fund:	Floating Rate (6 month Euribor)
Payments Received by Fund:	Fixed Rate, 4.00%
Termination Date:	December 15, 2011
Unrealized Appreciation	$7,573

Swap Counterparty:	Deutsche Bank
Effective Date:	December 15, 2005
Notional Amount:	5,600,000 EUR
Payments Made by Fund:	Floating Rate (6 month Euribor)
Payments Received by Fund:	Fixed Rate, 4.00%
Termination Date:	December 15, 2011
Unrealized Appreciation	$10,712

Swap Counterparty:	Royal Bank of Canada
Effective Date:	June 15, 2005
Notional Amount:	1,000,000 CAD
Payments Made by Fund:	Floating Rate (3 month CAD LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 15, 2015
Unrealized Appreciation	$2,472

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	September 15, 2006
Notional Amount:	900,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2010
Unrealized Depreciation	$(16,845)

Swap Counterparty:	HSBC Bank
Effective Date:	September 15, 2006
Notional Amount:	9,200,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2010
Unrealized Depreciation	$(169,781)

Swap Counterparty:	Deutsche Bank
Effective Date:	June 15, 2006
Notional Amount:	960,000,000 JPY
Payments Made by Fund:	Floating Rate (6 month JPY LIBOR)
Payments Received by Fund:	Fixed Rate, 1.50%
Termination Date:	June 15, 2015
Unrealized Appreciation	$102,001

Swap Counterparty:	Royal Bank of Scotland
Effective Date:	June 21, 2006
Notional Amount:	$600,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 21, 2016
Unrealized Appreciation	$4,570

Swap Counterparty:	Deutsche Bank
Effective Date:	September 15, 2006
Notional Amount:	300,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2015
Unrealized Appreciation	$6,184

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	March 20, 2007
Notional Amount:	5,300,000,000 JPY
Payments Made by Fund:	Floating Rate (6 month JPY LIBOR)
Payments Received by Fund:	Fixed Rate, 1.00%
Termination Date:	March 18, 2008
Unrealized Depreciation	$(60,614)

Swap Counterparty:	Deutsche Bank
Effective Date:	March 20, 2007
Notional Amount:	200,000,000 JPY
Payments Made by Fund:	Floating Rate (6 month JPY LIBOR)
Payments Received by Fund:	Fixed Rate, 1.00%
Termination Date:	March 18, 2008
Unrealized Depreciation	$(1,926)

Swap Counterparty:	Merrill Lynch Capital Services, Inc.
Effective Date:	June 21, 2006
Notional Amount:	$400,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 21, 2016
Unrealized Appreciation	$11,499

Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 15, 2005
Notional Amount:	20,000,000 JPY
Payments Made by Fund:	Floating Rate (6 month JPY LIBOR)
Payments Received by Fund:	Fixed Rate, 1.50%
Termination Date:	June 15, 2015
Unrealized Appreciation	$1,293

Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 21, 2006
Notional Amount:	$2,000,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 21, 2036
Unrealized Depreciation	$(72,821)

Swap Counterparty:	HSBC Bank
Effective Date:	December 15, 2005
Notional Amount:	4,300,000 EUR
Payments Made by Fund:	Floating Rate (6 month Euribor)
Payments Received by Fund:	Fixed Rate, 4.00%
Termination Date:	December 15, 2014
Unrealized Appreciation	$111,126

Swap Counterparty:	Merrill Lynch Capital Services, Inc.
Effective Date:	June 18, 2014
Notional Amount:	2,300,000 EUR
Payments Made by Fund:	Floating Rate (6 month Euribor)
Payments Received by Fund:	Fixed Rate, 6.00%
Termination Date:	June 18, 2034
Unrealized Depreciation	$(65,430)

Swap Counterparty:	Deutsche Bank
Effective Date:	June 21, 2006
Notional Amount:	$4,300,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 21, 2011
Unrealized Appreciation	$89,373

Swap Counterparty:	UBS AG
Effective Date:	June 18, 2014
Notional Amount:	100,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	June 18, 2034
Unrealized Depreciation	$(1,524)

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	December 15, 2005
Notional Amount:	2,300,000 EUR
Payments Made by Fund:	Fixed Rate, 4.00%
Payments Received by Fund:	Floating Rate (6 month Euribor)
Termination Date:	December 15, 2014
Unrealized Appreciation	$73,687

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	December 15, 2005
Notional Amount:	1,600,000 EUR
Payments Made by Fund:	Floating Rate (6 month Euribor)
Payments Received by Fund:	Fixed Rate, 4.00%
Termination Date:	December 15, 2011
Unrealized Depreciation	$(3,770)

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	June 17, 2005
Notional Amount:	2,700,000 EUR
Payments Made by Fund:	Floating Rate (6 month Euribor)
Payments Received by Fund:	Fixed Rate, 4.50%
Termination Date:	June 17, 2015
Unrealized Appreciation	$270,409

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	June 17, 2005
Notional Amount:	11,600,000 EUR
Payments Made by Fund:	Fixed Rate, 4.50%
Payments Received by Fund:	Floating Rate (6 month Euribor)
Termination Date:	June 17, 2015
Unrealized Appreciation	$571,099

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	December 20, 2005
Notional Amount:	1,600,000,000 JPY
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	December 20, 2013
Unrealized Appreciation	$213,933

Swap Counterparty:	Deutsche Bank
Effective Date:	June 18, 2014
Notional Amount:	200,000 EUR
Payments Made by Fund:	Floating Rate (6 month Euribor)
Payments Received by Fund:	Fixed Rate, 6.00%
Termination Date:	June 18, 2034
Unrealized Depreciation	$(2,878)

Core Fixed Income Investments
Swap Counterparty:	Bank of America
Effective Date:	June 15, 2005
Notional Amount:	$1,500,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 6.00%
Termination Date:	June 15, 2035
Unrealized Depreciation	$(110,920)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 18, 2014
Notional Amount:	1,300,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	June 18, 2034
Unrealized Depreciation	$(54,781)

Swap Counterparty:	Merrill Lynch Capital Services, Inc.
Effective Date:	June 15, 2006
Notional Amount:	90,000,000 JPY
Payments Made by Fund:	Fixed Rate, 1.50%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	June 15, 2015
Unrealized Appreciation	$26,848

Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 15, 2006
Notional Amount:	40,000,000 JPY
Payments Made by Fund:	Fixed Rate, 1.50%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	June 15, 2015
Unrealized Appreciation	$12,261

Swap Counterparty:	UBS AG
Effective Date:	June 21, 2006
Notional Amount:	$7,000,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 21, 2008
Unrealized Depreciation	$(48,349)

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	June 21, 2006
Notional Amount:	$6,600,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 21, 2016
Unrealized Depreciation	$(266,342)

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	June 21, 2006
Notional Amount:	$2,400,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	June 21, 2011
Unrealized Appreciation	$56,576

Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 15, 2006
Notional Amount:	1,000,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2010
Unrealized Depreciation	$(18,311)

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	June 21, 2006
Notional Amount:	$6,200,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 21, 2036
Unrealized Depreciation	$(622,554)

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	June 21, 2006
Notional Amount:	$1,300,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 21, 2036
Unrealized Depreciation	$(121,265)

Swap Counterparty:	Lehman Brothers Special Financing. Inc.
Effective Date:	June 21, 2006
Notional Amount:	$3,000,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 21, 2016
Unrealized Depreciation	$(122,391)

Swap Counterparty:	Greenwich Capital Derivatives
Effective Date:	June 21, 2006
Notional Amount:	$500,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	June 21, 2036
Unrealized Depreciation	$(45,615)

At May 31, 2006, Core Fixed Income Investments held the following credit default swap contracts:

Swap Counterparty:	Merrill Lynch International
Effective Date:	March 12, 2005
Referenced Entity:	Russian Federation
Notional Amount:	$600,000
Termination Date:	March 20, 2007
Unrealized Appreciation	$934

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	May 19, 2005
Referenced Entity:	Russian Federation
Notional Amount:	$100,000
Termination Date:	May 20, 2007
Unrealized Appreciation	$307

Swap Counterparty:	Bear Stearns Bank PLC
Effective Date:	June 27, 2005
Referenced Entity:	Trinity CDO, Ltd.
Notional Amount:	$2,000,000
Termination Date:	March 8, 2040
Unrealized Depreciation	$(21,350)

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	August 31, 2005
Referenced Entity:	Republic of Turkey
Notional Amount:	$400,000
Termination Date:	September 20, 2010
Unrealized Depreciation	$(11,937)

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	February 1, 2006
Referenced Entity:	Bear Stearns Fixed Rate ABS Index
Notional Amount:	$600,000
Termination Date:	July 25, 2045
Unrealized Depreciation	$(1,207)

Swap Counterparty:	Bear Stearns Bank PLC
Effective Date:	January 20, 2006
Referenced Entity:	Bear Stearns Fixed Rate ABS Index
Notional Amount:	$4,000,000
Termination Date:	July 25, 2045
Unrealized Depreciation	$(10,549)

Swap Counterparty:	Morgan Stanley Capital Services Inc
Effective Date:	May 20, 2006
Referenced Entity:	Republic of Hungary
Notional Amount:	$1,600,000
Termination Date:	May 20, 2016
Unrealized Appreciation	$4,508

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	May 20, 2006
Referenced Entity:	Republic of Hungary
Notional Amount:	$800,000
Termination Date:	May 20, 2016
Unrealized Appreciation	$1,956

Swap Counterparty:	Deutsche Bank
Effective Date:	May 20, 2006
Referenced Entity:	Republic of Hungary
Notional Amount:	$800,000
Termination Date:	May 20, 2016
Unrealized Appreciation	$1,658

At May 31, 2006, Core Fixed Income Investments held the following Index-linked swap contract:

Swap Counterparty:	UBS AG
Effective Date:	October 15, 2005
Notional Amount:	200,000 EUR
Payments Made by Fund:	Floating Rate (France CPI Ex Tobacco Index)
Payments Received by Fund:	Fixed Rate, 2.1455%
Termination Date:	October 15, 2010
Unrealized Appreciation	$552

At May 31, 2006, International Fixed Income Investments and Core Fixed Income Investments had total unrealized appreciation of $1,738,723 and depreciation of $1,349,971 respectively, from swap contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Consulting Group Capital Markets Funds

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: July 28, 2006

By:	/S/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date: July 28, 2006